As filed with the Securities and Exchange Commission on April 26, 2006


                      Registration No. 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 17 (X)


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO.  35                   (X)


                        (Check appropriate box or boxes.)

                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                              Raymond L. McFeetors

                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                Jorden Burt, LLP
                      1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):


___ Immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ On May 1, 2006, pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ On ___________, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

                          SCHWAB ONESOURCE(TM) ANNUITY


                       A flexible premium variable annuity
                                    Issued by

                   Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity, formerly the SchwabSignature Annuity (the "Contract")--a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company ("we, us, Great-West or GWL&A") presently issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as "Contract" throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. ("Schwab"); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2006 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the SEC's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.


How to Invest
We refer to amounts you invest in the Contract as "Contributions." The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:
o    $500 per Contribution; or
o    $100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

o    AIM V.I. International Growth Fund - Series I Shares*
o    Alger American Growth Portfolio - Class O Shares
o    Alger American MidCap Growth Portfolio - Class O Shares
o    AllianceBernstein VPS Growth & Income Portfolio - Class A Shares
o    AllianceBernstein VPS Growth Portfolio - Class A Shares
o AllianceBernstein VPS International Growth Portfolio (formerly Alliance Bernstein VPS Worldwide Privatization ) - Class A Shares
o    AllianceBernstein VPS International Value Portfolio - Class A Shares*
o    AllianceBernstein VPS Real Estate Investment Portfolio - Class A Shares
o    AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares*
o    AllianceBernstein VPS Utility Income Portfolio - Class A Shares
o    American Century VP Balanced Fund - Original Class Shares
o    American Century VP Income & Growth Fund - Original Class Shares
o    American Century VP Value Fund - Original Class Shares
o    Baron Capital Asset Fund - Insurance Shares
o    Delaware VIP Growth Opportunities Series - Standard Class
o    Delaware VIP Small Cap Value Series - Standard Class
o    Dreyfus GVIT Mid Cap Index Fund - Class II Shares
o    Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares
o    Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares

 The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                   The date of this prospectus is May 1, 2006.

o    DWS Blue Chip VIP (formerly Scudder Variable Series II Blue Chip Portfolio)
     - Class A Shares
o DWS Capital Growth VIP (formerly Scudder Variable Series I Capital Growth Portfolio) - Class A Shares
o DWS Dreman High Return Equity VIP (formerly Scudder Variable Series II SVS Dreman High Return Equity Portfolio) - Class A Shares
o    DWS Dreman Small Cap Value VIP - Class A Shares*
o    DWS Health Care VIP - Class A Shares*
o DWS Large Cap Value VIP (formerly Scudder Variable Series II Large Cap Value Portfolio) - Class A Shares
o DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index Portfolio) - Class A Shares
o    Federated Fund for U.S. Government Securities II
o    Franklin Small Cap Value Securities Fund - Class II*
o    Janus Aspen Series Balanced Portfolio - Institutional Shares
o    Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
o    Janus Aspen Series Growth and Income Portfolio -Institutional Shares
o    Neuberger Berman AMT Regency Portfolio - Class A Shares*
o    Oppenheimer Global Securities Fund/VA
o    Oppenheimer International Growth Fund/VA
o    PIMCO VIT High Yield Portfolio - Administrative Class Shares
o    PIMCO VIT Low Duration Portfolio - Administrative Class Shares
o    PIMCO VIT Total Return Portfolio - Administrative Class Shares
o    Pioneer Fund VCT Portfolio - Class I Shares
o    Pioneer Growth Opportunities VCT Portfolio - Class I Shares*
o    Pioneer Mid Cap Value VCT Portfolio - Class II Shares*
o    Pioneer Small Cap Value Fund VCT Portfolio - Class I Shares
o    Schwab MarketTrack Growth Portfolio II(TM)
o    Schwab Money Market Portfolio(TM)
o    Schwab S&P 500 Index Portfolio
o    Seligman Communication & Information - Class 2 Shares*
o    Third Avenue Value Portfolio - Variable Insurance Trust Shares*
o    Van Kampen LIT Comstock - Class I Shares
o    Van Kampen LIT Growth & Income - Class I Shares
o    Wells Fargo Advantage Discovery Fund -  Class VT Shares
o    Wells Fargo Advantage Opportunity Fund -  Class VT Shares

*New Portfolios available as of May 1, 2006.

Effective May 1, 2006, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

o    AIM V.I. Technology Fund - Series I Shares
o    Alger American Balanced Portfolio - Class O Shares
o    American Century VP International Fund - Original Class Shares
o    Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial
     Shares
o    Federated International Equity Fund II
o    DWS Small Cap Growth VIP - Class A Shares
o    JPMorgan Small Company Portfolio
o Old Mutual Large Cap Growth Portfolio (formerly Liberty Ridge Large Cap Growth Portfolio)


Effective April 29, 2005, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

o    AIM V.I. High Yield Fund - Series I Shares
o    Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial
     Shares
o    Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares




Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.


Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.
                                        2


some states, up to 35 days for replacement policies), during which time you may cancel your Contract as described in more detail on this prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.


For account information, please contact:


Schwab Insurance Services
P.O. Box 7666
San Francisco, California 94120-9639

    Via Internet:
    www.schwab.com
    For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com




This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.


                                        3



Table of Contents



Definitions.....................................

Fee Table.......................................

Example.........................................

Condensed Financial Information.................


Summary.........................................
  How to Contact Schwab.........................


Great-West Life & Annuity Insurance
Company.........................................

The Series Account..............................

The Portfolios..................................
  Meeting Investment Objectives.................
  Where to Find More Information About the
  Portfolios....................................
  Addition, Deletion or Substitution............

Application and Initial Contributions...........

Right of Cancellation Period....................

Subsequent Contributions .......................

Annuity Account Value...........................

Transfers.......................................
  Market Timing & Excessive Trading.............
  Automatic Customer Transfers..................

Cash Withdrawals................................
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees........................
  Tax Consequences of Withdrawals...............

Telephone and Internet Transactions.............

Death Benefit...................................
  Beneficiary...................................
  Distribution of Death Benefit.................


Charges and Deductions..........................
  Mortality and Expense Risk Charge.............
   Expenses of the Portfolios..................
   Premium Tax..................................
   Other Taxes..................................

Payout Options..................................
   Periodic Withdrawals.........................
   Annuity Payouts .............................

Seek Tax Advice................................

Federal Tax Matters.............................
   Taxation of Annuities........................

Assignments or Pledges .........................

Distribution of the Contracts...................

Voting Rights ..................................

Rights Reserved by Great-West...................

Legal Proceedings...............................

Legal Matters...................................

Independent Registered Public Accounting Firm...

Available Information...........................

Appendix A - Condensed Financial
Information.....................................


Appendix B - Net Investment Factor..............

Definitions
1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the "Primary Annuitant." Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan--A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary--The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------

Schwab OneSource Annuity Structure

        Your Annuity Account
               |
           Series Account
    Contains the money you contribute
    to variable investment options
    (the Sub-Accounts).
               |
           Sub-Accounts
    Shares of the Portfolios are held
    in Sub-Accounts.  There is one
    Sub-Account for each Portfolio.
               |
           Portfolios

--------------------------------------------------------------------------------
Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.


Portfolio--A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.


Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by GWL&A or at another time of GWL&A's choosing.

Proportional Withdrawals--A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage

                                        4

the withdrawal represents of your Annuity Account Value at the time the withdrawal was made.

Proportional Withdrawals, continued--For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued after April 30, 2004.

Request--Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by GWL&A before it was processed.


Schwab Insurance Services--P.O. Box 7666, San Francisco, CA 94120-9639. The toll-free telephone number is 1-800-838-0650.


Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Series Account is also referred to as the separate account.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value --Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s).

                                       5



Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments):     None

Maximum Surrender Charge
(as a percentage of purchase payments):     None

Maximum Transfer Charge:                    $25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge          None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:  0.85%*

Distribution Charge:                        None

Total Series Account Annual Expenses:              0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


Total Annual Portfolio Operating Expenses                 Minimum        Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or

service] (12b-1) fees, and other expenses)                 0.30%        1.87%(1)


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

______________________

(1) The expenses shown do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.58%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.




                                       6


Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


If you surrender your Contract, annuitize your Contract OR if you do not surrender your Contract at the end of the applicable time period:


        1 year        3 years       5 years        10 years
        $261          $843          $1,511         $3,628


This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.


The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.


                                       7

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.

Summary
The Schwab OneSource Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.


--------------------------------------------------------------------------------

How to contact Schwab Insurance Services:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Schwab Insurance Services

--------------------------------------------------------------------------------

P.O. Box 7666 San Francisco, CA 94120-9639
800-838-0650
Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "Right of Cancellation period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page xx.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

                                       8


This summary highlights some of the more significant aspects of the Schwab OneSource Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference


Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.


We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under those Contracts and other products are, however, our general corporate obligations.


The Series Account is divided into 61 Sub-Accounts, 50 of which are currently available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:
o    holds its assets separately from the assets of the other Portfolios,
o    has its own distinct investment objectives and policies, and
o    operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not

                                       9

otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds Trust--advised by AIM Advisors, Inc., Houston,
Texas.


AIM V.I. High Yield Fund-Series I Shares seeks to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk" bonds. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the Portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. International Growth Fund - Series I Shares seeks to provide long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Technology Fund-Series I Shares seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets are not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).


The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.


Alger American Balanced Portfolio-Class O Shares seeks current income and long term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. The Portfolio normally invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and other asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities..

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

                                       10

Alger American Growth Portfolio-Class O Shares seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.



Alger American MidCap Growth Portfolio-Class O Shares seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or S&P MidCap 400 Index. Both indices are designed to track the performance of medium capitalization companies. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range and in excess of that amount (up to 100% of its assets) in money market instruments and repurchase agreements under abnormal circumstances.

AllianceBernstein Variable Products Series Fund, Inc.--advised by
AllianceBernstein, L.P.,

New York, New York.


AllianceBernstein VPS Growth & Income Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio may also invest in fixed-income and convertible securities and in securities of foreign issuers.

AllianceBernstein VPS Growth Portfolio-Class A Shares seeks to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may also invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds, and generally up to 20% of its total assets in foreign securities.

AllianceBernstein VPS International Growth Portfolio (formerly AllianceBernstein VPS Worldwide Privatization Portfolio) - Class A Shares seeks long-term growth of capital. The Portfolio may invest at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization. However, under normal circumstances, the Portfolio will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

AllianceBernstein VPS International Value Portfolio-Class A Shares seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of stocks of non-U.S. companies. The Fund's investment strategy emphasizes investment in companies that are determined to be undervalued, using a fundamental value approach. The Fund invests typically in stocks of 50 to 75 established companies selected from more than 40 developed and emerging market countries. Countries are usually weighted in proportion to the size of their stock markets, although the Fund may over- or under-weight a country depending on the relative attractiveness of investments in that country.

AllianceBernstein VPS Real Estate Investment Portfolio-Class A Shares seeks total return from long-term growth of capital and income. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of real estate investment trusts or "REITs" and other real estate industry companies. The Portfolio invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Portfolio may invest up to 20% of its net assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein VPS Small/Mid Cap Value Portfolio-Class A Shares seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in the equity securities of small to mid-capitalization companies. The Fund's investment strategy emphasizes investment in companies that are determined by the Fund's adviser to be undervalued, using a fundamental value approach.

                                       11

AllianceBernstein VPS Utility Income Portfolio-Class A Shares investment objective is to seek current income and long-term growth of capital by investing primarily in equity and fixed income securities of companies in the utilities industry. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.


American Century Variable Portfolios, Inc.--advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund-Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund-Original Class Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies.


American Century VP International Fund-Original Class Shares seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries. International investing involves special risks including currency fluctuation and political instability. American Century Global Investment Management, Inc. is the fund adviser for the VP International fund.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).


American Century VP Value Fund-Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust--advised by BAMCO, Inc. of New York, New York.


Baron Capital Asset Fund -- Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with a market capitalization of under $2.5 billion and medium sized companies with a market value of $2.5 billion to $8 billion.


Delaware VIP Trust-- The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series - Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series' investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Series may also invest in securities that are convertible into common stocks. In selecting stocks for the Series, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series- Standard Class seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies. For the purposes of this Series, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Series.

Gartmore Variable Insurance Trust--advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.

Dreyfus GVIT Mid Cap Index Fund-Class II Shares seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.

Dreyfus Investment Portfolios--advised by The Dreyfus Corporation of New York, New York.

                                       12

Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests at least 80% of its assets in common stocks. The Portfolio focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase including multinational companies. Fayez Sarofim & Co. is the sub-advisor to this Portfolio and, as such, provides day-to-day management.


Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks of domestic and foreign issuers.


Effective May 1, 2006, Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).


Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests small companies with total market capitalizations of less than $2 billion at the time of purchase.


Effective April 29, 2005, Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Scudder Investments--advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP (formerly Scudder Variable Series II Blue Chip Portfolio) - Class A Shares seeks growth of capital and of income. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

DWS Capital Growth VIP (formerly Scudder Variable Series I Capital Growth Portfolio) - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the Portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management, and strong balance sheets.

DWS Dreman High Return Equity VIP (formerly Scudder Variable Series II SVS Dreman High Return Equity Portfolio) - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers believe are undervalued. The Portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the Portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). Sub-advised by Dreman Value Management LLC.

DWS Dreman Small Cap Value VIP - Class A Shares seeks long-term capital appreciation. The Fund normally invests at least 80% of assets in common stocks of small U.S. companies, which the fund defines as companies that are similar in market value to those in the Russell 2000 index. It invests primarily in common stocks of companies that the advisor judges to have low price to earnings ratios, reasonable returns on equity, and sound finances. The fund may invest up to 20% of assets in foreign securities. Sub-advised by Dreman Value Management LLC.

                                       13

DWS Health Care VIP - Class A Shares seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the fund's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The fund will invest primarily in securities of US companies, but may invest in foreign companies as well.

DWS Large Cap Value VIP (formerly Scudder Variable Series II Large Cap Value Portfolio) - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector.

DWS Small Cap Growth VIP - Class A Shares seeks maximum appreciation of investors' capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index Portfolio) - Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies.

Federated Insurance Series--advised by Federated Global Investment Management Corp. of New York, New York.

Federated International Equity Fund II seeks to obtain a total return on its assets by investing primarily in equity securities of companies based outside the United States.


Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust--advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey

Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.


Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.


Janus Aspen Series Flexible Bond Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment

                                       14

grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the U.S. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Effective April 29, 2005, new Contributions and Transfers into the Sub-Account of this Portfolio were closed.

J.P. Morgan Series Trust II--advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. The Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000(R) Index securities at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Portfolio's weightings are similar to those of the Russell 2000(R) Index. The Portfolio can moderately underweight or over weight sectors when it believes it will benefit performance.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Neuberger Berman Advisers Management Trust--advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

Old Mutual Insurance Series Fund--advised by Old Mutual Capital, Inc. of Denver, Colorado and sub-advised by CastleArk Management, LLC and Turner
InvestmentPartners, Inc.

Old Mutual Large Cap Growth Portfolio (formerly Liberty Ridge Large Cap Growth Portfolio) seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth, and capital appreciation potential.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).


Oppenheimer Variable Account Funds--advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

Oppenheimer International Growth Fund/VA seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges. They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market. The Fund does not limit its investments to issuers within a specific market capitalization range. Although the Fund currently has an emphasis on mid-size companies, the Fund's emphasis may change over time. It can invest up to 25% of its total

                                       15

assets in emerging markets and can invest without limit in developed markets throughout the world. The Fund may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example. The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Fund can invest up to 20% of its total assets in debt securities when the portfolio manager believes that it is appropriate to do so in order to seek the Fund's objective. The Fund typically does not invest in debt securities to a significant degree. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risk.

PIMCO Variable Insurance Trust--advised by Pacific Investment Management Company LLC of Newport Beach, California.


PIMCO VIT High Yield Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio- Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high- yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The portfolio may invest all of its assts in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed

                                       16

securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


Pioneer Investments, Inc.--advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.


Pioneer Fund VCT Portfolio - Class I Shares seeks reasonable income and long-term total return by investing primarily in the common stocks of U.S. companies. The Fund diversifies across all sectors of the S&P 500(R) Index using an actively managed, bottom-up approach that seeks under-valued, high quality stocks of well established companies in well established businesses.

Pioneer Growth Opportunities VCT Portfolio - Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio - Class II Shares seeks long-term total return by investing primarily in a diversified portfolio of equity securities of mid-sized companies that offer the growth potential of small companies, yet the relative stability of larger ones. It is managed with a value orientation through fundamental research to find quality stocks that Pioneer believes are under-valued, but possess a catalyst for appreciation.

Pioneer Small Cap Value VCT Portfolio - Class I Shares seeks long-term growth of capital through investing primarily in small- capitalization value U.S. companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small companies with total market capitalization at the time of investment of less than $1.5 billion. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month.


Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II(TM) seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio(TM) seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


Schwab S&P 500 Index Portfolio seeks to track the total return of the S & P 500(R) Index.

Seligman Portfolios, Inc. --advised by J.& W. Seligman & Co. Incorporated, New York , NY.

Seligman Communications and Information Fund - Class 2 Shares seeks capital appreciation by investing primarily in securities of United States-based companies operating in the communications, information, and related industries.

Third Avenue Variable Series Trust -- advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio -Variable Insurance Trust Shares - seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio's investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio's investment strategy.

Van Kampen Life Investment Trust -- advised by Van Kampen Asset Management, a wholly-owned subsidiary of Van Kampen Investments, Inc.


                                       17

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations.


Van Kampen LIT Growth & Income - Class I Shares seeks long-term growth of capital and income. The portfolio, under normal market conditions, achieves the investment objective by investing primarily in income- producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth and income. The Portfolio's investment adviser may focus on larger capitalization companies that it believes possess characteristics for improved valuation. The Portfolio's investment adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts ("REITs").

Wells Fargo Advantage Funds--advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage Discovery Fund- Class VT Shares seeks long-term capital appreciation. The Fund invests principally in securities of small- and medium-capitalization companies, which are defined as those with market capitalizations equal to or lower than the company with the largest capitalization in the Russell Midcap(R) Index at the time of investment. The Fund may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

Wells Fargo Advantage Opportunity Fund- Class VT Shares seeks long-term capital appreciation. The Fund invests principally in equity securities of medium-capitalization companies that it believes are under-priced yet, have attractive growth prospects. The Fund may invest up to 25% of its assets in foreign securities.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from Schwab Insurance Services. You may also visit www.schwab.com/annuity or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers). Prospectuses for Portfolios that are closed to new Contributions and incoming Transfers are available upon request to the Annuity Administration Department and may be found online at www.fascorp.com/schwab/pages/schwab_fund_prospectuses_signature.htm.


The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

                                       18

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity has a cash value of at least $5,000.


Initial contributions made by check should be sent to Annuity Administration, Dept 0942, Denver, CO 80256-0942.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.


Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

o After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Administration Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. Eastern time. Subsequent Contributions received on days the New York Stock

                                       19

Exchange is closed or received after 4 p.m. Eastern time on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

o    net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o    minus the daily mortality and expense risk charge, and
o    minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, by sending a Request to Schwab Insurance Services, through the Internet at www.schwab.com/annuity or, for clients of investment managers who are Schwab Alliance customers, at www.schwaballiance.com. Incoming Transfers to closed Sub-Accounts are not permitted.


Your Request must specify:
o    the amounts being Transferred,
o    the Sub-Account(s) from which the Transfer is to be made, and
o    the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. Eastern time. Any transfer request received after 4:00 p.m. Eastern time becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

                                       20

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.


Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.


We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Charles Schwab & Co. or Great-West will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail ("U.S. Mail Restriction"); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.


Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. Owners should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

                                       21

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the underlying Portfolios may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive.

We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.


You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------
How dollar cost averaging works:

 -------- --------- -------- --------
 -------  ContributiUnits    Price
 Month              Purchasedper
                             unit
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.               10       $25.00
          $250
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250     12         20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250     15         16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250     12         20.83
 -------- --------- -------- --------
 Average   market   value  per  unit  $18.06
 Investor's  average  cost  per unit  $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been

                                       22

purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.


You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

--------------------------------------------------------------------------------
How Rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:



[GRAPHIC OMITTED] Stocks 60%
                    Large Company 30%
                    Small Company 15%
                    International 15%

                  Bonds 30%
                  Cash  10%



Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:



[GRAPHIC OMITTED] Stocks 75%
                    Large Company 35%
                    Small Company 20%
                    International 20%

                  Bonds 20%
                  Cash   5%



Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------

On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

o Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

o You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

o You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com/annuity, or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2, will be reduced as a sum of all Proportional Withdrawals from each

                                       23

Sub-Account from which partial withdrawals were made by you (for contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
o A partial withdrawal or a surrender will be effective upon the Transaction Date. Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.


Tax consequences of withdrawals are detailed below, but you should consult a competent tax adviser prior to authorizing a withdrawal from your Annuity Account Value.


Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). .. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.


Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page xx.


Telephone and Internet Transactions
You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those received after 4:00 p.m. Eastern time will be made on the next business day we and the New York Stock Exchange are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

o requiring some form of personal identification prior to acting on instructions;
o    providing written confirmation of the transaction; and/or
o    tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see "Distribution of Death Benefit" on page xx of this Prospectus.


If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

                                       24

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
o the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where a contract Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the contract Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the contract Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a contract Owner contributed $100,000 which declined in value due to market losses to $50,000, and the contract owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

o the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

o    payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant's death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant's death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is

                                       26

specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------

Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o    Premium Tax, if applicable; and/or
o charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us.

                                       27

Currently, we expect a profit from this charge. Our expe nses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflects the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. ("GWFS") is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.34% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.77% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts in three ways--through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

o    The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
o    A minimum withdrawal amount of at least $100;
o    The calendar day of the month on which withdrawals will be made; and
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o   Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero.
o    The Annuity Account Value is zero.
o    You request that withdrawals stop.
o    You purchase an annuity payout option.
o    The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

                                       28

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.


In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page xx.


Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period--This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period--This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by
(b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:

o    no changes can be made in the payout option;
o    no additional Contributions will be accepted under the Contract; and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.
--------------------------------------------------------------------------------

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. . No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis ("Non-Qualified Contract"). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a "natural person" will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

o    The annuity Contract is acquired by the estate of a decedent.
o    The Contract is a qualified funding asset for a structured settlement.
o    The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal is taxed at ordinary income tax rates.


Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the "investment in the Contract" to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of th payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the "investment in the Contract" has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the uncovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.


Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o    Made on or after the date on which the Owner reaches age 59 1/2.
o    Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.
o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Distribution of the Contracts

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of NASD. Its principal offices are located at 8525 East Orchard Road, Greenwood Village, Colorado, 80111.


Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day that a valuation date is deemed to have ended.
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm
The consolidated balance sheets for Great-West Life & Annuity Insurance Company as of December 31, 2005 and 2004 and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2005, as well as the statement of assets and liabilities of the Variable Annuity-1 Series Account as of December 31, 2005 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports which are included in the Statement of Additional Information and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


Available Information
You may request a free copy of the Statement of Additional Information. Please direct any oral, written, or electronic request for such documents to:


Schwab Insurance Services
P.O. Box 7666
San Francisco, California  94120-9639

1-800-838-0650
Internet: www.schwab.com/annuity
For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com
The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.


You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.


The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o    general information;
o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
o    the calculation of annuity payouts;
o    postponement of payouts;
o    services;
o    withholding; and
o    financial statements.

APPENDIX A--Condensed Financial Information - Selected Data for Accumulation Units Outstanding Through Each Period for the Periods Ended December 31, 2005

------------------------------------------------- -------- -------- -------- -------- --------

PORTFOLIO (0.65)                                   2005     2004     2003     2002     2001

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

AIM V.I. HIGH YIELD
Value at beginning of period
Value at end of period                             11.22    10.19    8.20     8.34    10.00
Number of accumulation  units Outstanding at end   11.45    11.22    10.19    8.20     8.34
of period                                         64,746   195,459  211,687  155,933  60,110

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

AIM V.I. TECHNOLOGY
Value at beginning of period
Value at end of period                             5.70     5.48     3.81     7.19     10.00
Number of accumulation  units Outstanding at end   5.79     5.70     5.48     3.81     7.19
of period                                         136,780  92,750   87,469   50,271   35,530

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALGER AMERICAN BALANCED
Value at beginning of period
Value at end of period                             10.39    10.00    8.45     9.70     10.00
Number of accumulation  units Outstanding at end   11.19    10.39    10.00    8.45     9.70
of period                                         99,107   110,809  109,440  53,444   10,478

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALGER AMERICAN GROWTH
Value at beginning of period
Value at end of period                             8.34     7.95     5.92     8.90     10.00
Number of accumulation  units Outstanding at end   9.28     8.34     7.95     5.92     8.90
of period                                         240,350  191,268  198,997  147,192  110,022

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period
Value at end of period                             13.49    12.01    10.00
Number of accumulation units Outstanding at end    14.72    13.49    12.01
of period                                         133,009  89,777   64,304

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALLIANCE BERNSTEIN VPS GROWTH & INCOME
Value at beginning of period
Value at end of period                             10.60    9.57     7.27     9.39     10.00
Number of accumulation  units Outstanding at end   11.04    10.60    9.57     7.27     9.39
of period                                         546,779  480,706  326,171  240,038  98,944

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALLIANCE BERNSTEIN VPS GROWTH
Value at beginning of period
Value at end of period                             9.38     8.23     6.13     8.58     10.00
Number of accumulation  units Outstanding at end   10.43    9.38     8.23     6.13     8.58
of period                                         144,178  98,192   45,080    8,011    3,673

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALLIANCE BERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   12.21
of period                                         284,652

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALLIANCE  BERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period
Value at end of period                             21.01    15.59    11.27    11.05    10.00
Number of accumulation  units Outstanding at end   23.31    21.01    15.59    11.27    11.05
of period                                         340,144  352,239  232,851  218,785  48,102

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

ALLIANCE BERNSTEIN VPS UTILITY INCOME
Value at beginning of period
Value at end of period                             15.71    12.72    10.68    10.00
Number of accumulation  units Outstanding at end   18.11    15.71    12.72    10.68
of period                                         115,031  87,579   17,023     360

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

AMERICAN CENTURY VP BALANCED
Value at beginning of period
Value at end of period                             11.72    10.75    10.00
Number of accumulation  units Outstanding at end   12.22    11.72    10.75
of period                                         142,758  69,291   18,397

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

AMERICAN CENTURY VP INCOME & GROWTH IV
Value at beginning of period
Value at end of period                             10.82    9.64     7.50     9.36     10.00
Number of accumulation  units Outstanding at end   11.25    10.82    9.64     7.50     9.36
of period                                         356,076  243,033  108,794  35,723    3,158

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period
Value at end of period                             9.25     8.10     6.55     8.27     10.00
Number of accumulation  units Outstanding at end   10.40    9.25     8.10     6.55     8.27
of period                                         454,100  245,812  189,050  111,688  76,030

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

AMERICAN CENTURY VP VALUE
Value at beginning of period
Value at end of period                             13.08    11.52    10.00
Number of accumulation  units Outstanding at end   13.65    13.08    11.52
of period                                         304,382  144,996  27,978

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

BARON CAPITAL ASSET
Value at beginning of period
Value at end of period                             14.59    11.69    10.00
Number of accumulation  units Outstanding at end   14.99    14.59    11.69
of period                                         262,841  182,068  17,381

------------------------------------------------- -------- -------- -------- -------- --------




------------------------------------------------- -------- -------- -------- -------- --------

PORTFOLIO (0.65)                                   2005     2004     2003     2002     2001

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DELAWARE VIP GROWTH OPPORTUNITIES
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   12.02
of period                                          1,520

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DELAWARE VIP SMALL CAP VALUE
Value at beginning of period
Value at end of period                             17.08    14.15    10.03    10.71    10.00
Number of accumulation  units Outstanding at end   18.57    17.08    14.15    10.03    10.71
of period                                         502,117  394,682  249,520  173,852  58,778

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DREYFUS GVIT MIDCAP INDEX II
Value at beginning of period
Value at end of period                             13.66    11.90    10.00
Number of accumulation  units Outstanding at end   15.18    13.66    11.90
of period                                         258,942  160,964  51,182

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DREYFUS MIDCAP STOCK
Value at beginning of period
Value at end of period                             13.24    11.64    10.00
Number of accumulation  units Outstanding at end   14.37    13.24    11.64
of period                                         66,741   27,877   12,740

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DREYFUS VIF APPRECIATION
Value at beginning of period
Value at end of period                             10.26    10.00
Number of accumulation  units Outstanding at end   10.64    10.26
of period                                         12,987    1,164

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period
Value at end of period                             11.39    10.29    7.87     9.79     10.00
Number of accumulation  units Outstanding at end   11.97    11.39    10.29    7.87     9.79
of period                                         74,812   95,104   103,251  99,056   46,287

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DREYFUS VIF GROWTH & INCOME
Value at beginning of period
Value at end of period                             9.29     8.70     6.92     9.33     10.00
Number of accumulation  units Outstanding at end   9.54     9.29     8.70     6.92     9.33
of period                                         95,759   67,786   68,659   49,093   10,283

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DWS BLUE CHIP VIP
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   11.22
of period                                          5,353

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DWS CAPITAL GROWTH VIP
Value at beginning of period
Value at end of period                             8.32     7.76     6.15     8.75     10.00
Number of accumulation  units Outstanding at end   9.01     8.32     7.76     6.15     8.75
of period                                         95,364   71,284   51,873   28,641   13,756

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DWS DREMAN HIGH RETURN EQUITY VIP
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   10.80
of period                                         47,366

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DWS LARGE CAP VALUE VIP
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   10.48
of period                                          8,634

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DWS SMALL CAP GROWTH VIP
Value at beginning of period
Value at end of period                             8.26     7.49     5.67     8.57     10.00
Number of accumulation  units Outstanding at end   8.78     8.26     7.49     5.67     8.57
of period                                         72,322   49,295   49,656   16,037   12,369

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

DWS SMALL CAP INDEX  VIP
Value at beginning of period
Value at end of period                             13.57    11.60    7.98     10.11    10.00
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END    14.06    13.57    11.60    7.98     10.11
OF PERIOD                                         203,820  198,752  144,944  82,187   36,498

------------------------------------------------- -------- -------- -------- -------- --------
------------------------------------------------- -------- -------- -------- -------- --------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period
Value at end of period                             11.19    10.87    10.69    10.00
Number of accumulation  units Outstanding at end   11.34    11.19    10.87    10.69
of period                                         668,822  497,189  412,149  396,638

------------------------------------------------- -------- -------- -------- -------- --------

------------------------------------------------- -------- -------- -------------- ---------- ---------

PORTFOLIO (0.65)                                   2005     2004        2003         2002       2001

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period
Value at end of period                             8.96     7.91        6.03         7.86      10.00
Number of accumulation  units Outstanding at end   9.71     8.96        7.91         6.03       7.86
of period                                         112,499  121,960     69,817       14,363       2

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

JANUS ASPEN SERIES BALANCED
Value at beginning of period
Value at end of period                             11.34    10.52       10.00
Number of accumulation units Outstanding at end    12.17    11.34       10.52
of period                                         118,970  43,902       4,320

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period
Value at end of period                             12.48    12.08       11.43        10.41     10.00
Number of accumulation  units Outstanding at end   12.64    12.48       12.08        11.43     10.41
of period                                         598,874  426,085     393,593      466,619   229,005

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

JANUS ASPEN SERIES GROWTH & INCOME
Value at beginning of period
Value at end of period                             7.72     6.94        5.53         8.38      10.00
Number of accumulation  units Outstanding at end   8.61     7.72        6.94         5.53       8.38
of period                                         501,067  119,647     42,844       23,980     14,808

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period
Value at end of period                             8.04     7.72        6.27         8.47      10.00
Number of accumulation  units Outstanding at end   8.45     8.04        7.72         6.27       8.47
of period                                         99,045   105,638     175,709      120,211    99,987

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

JPMORGAN SMALL COMPANY
Value at beginning of period
Value at end of period                             13.01    10.30       7.62         9.79      10.00
Number of accumulation  units Outstanding at end   13.37    13.01       10.30        7.62       9.79
of period                                         110,664  121,181     158,324      75,297     73,404

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period
Value at end of period                             12.34    10.42       7.33         9.48      10.00
Number of accumulation  units Outstanding at end   14.01    12.34       10.42        7.33       9.48
of period                                         721,098  456,727     207,129      101,358    28,571

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   11.80
of period                                         104,291

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

OLD MUTUAL LARGE CAP GROWTH
Value at beginning of period
Value at end of period                             8.37     7.73        5.93         8.45      10.00
Number of accumulation  units Outstanding at end   8.69     8.37        7.73         5.93       8.45
of period                                         122,518  124,879     76,534       41,765     29,271

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

PIMCO VIT HIGH YIELD
Value at beginning of period
Value at end of period                             14.42    13.25       10.85        10.00
Number of accumulation  units Outstanding at end   14.92    14.42       13.25        10.85
of period                                         364,562  313,009     235,769      18,423

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

PIMCO VIT LOW DURATION
Value at beginning of period
Value at end of period                             10.04  9 9.93        10.00
Number of accumulation units Outstanding at end    10.08    10.04       9.93
of period                                         1,225,99 757,116     287,572

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

PIMCO VIT TOTAL RETURN
Value at beginning of period
Value at end of period                             10.00
Number of accumulation units Outstanding at end    10.08
of period                                         300,771

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

PIONEER FUND
Value at beginning of period
Value at end of period                             9.22     8.62        6.95         9.45      10.00
Number of accumulation  units Outstanding at end   9.73     9.22        8.62         6.95       9.45
of period                                         63,128   29,900      20,595        4,202      429

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

PIONEER SMALL CAP VALUE FUND
Value at beginning of period
Value at end of period                             14.82    12.19       10.00
Number of accumulation units Outstanding at end    16.92    14.82       12.19
of period                                         172,982  163,561     19,606

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- -------- -------- -------------- ---------- ---------

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period
Value at end of period                             11.12    10.03       7.95         9.47      10.00
Number of accumulation  units Outstanding at end   11.69    11.12       10.03        7.95       9.47
of period                                         285,063  213,302     169,578      89,844     64,405

------------------------------------------------- -------- -------- -------------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

PORTFOLIO (0.65)                                    2005       2004       2003       2002       2001

------------------------------------------------- ---------- ---------- ---------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

SCHWAB MONEY MARKET
Value at beginning of period
Value at end of period                              10.25      10.23      10.22      10.15     10.00
Number of accumulation  units Outstanding at end    10.47      10.25      10.23      10.22     10.15
of period                                         2,708,383  2,130,238  2,208,675  3,373,801  1,500,043

------------------------------------------------- ---------- ---------- ---------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

SCHWAB S&P 500
Value at beginning of period
Value at end of period                               9.95      9.06       7.11       9.23      10.00
Number of accumulation  units Outstanding at end    10.35      9.95       9.06       7.11       9.23
of period                                         2,315,440  2,177,686  1,389,111   769,309   428,098

------------------------------------------------- ---------- ---------- ---------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

VAN KAMPEN LIT COMSTOCK
Value at beginning of period
Value at end of period                              10.00
Number of accumulation units Outstanding at end     10.62
of period                                          19,969

------------------------------------------------- ---------- ---------- ---------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

VAN KAMPEN LIT GROWTH & INCOME
Value at beginning of period
Value at end of period                              10.00
Number of accumulation units Outstanding at end     11.03
of period                                          49,549

------------------------------------------------- ---------- ---------- ---------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

WELLS FARGO ADVANTAGE DISCOVERY VT
Value at beginning of period
Value at end of period                              7.87       6.65       4.98       8.03      10.00
Number of accumulation  units Outstanding at end    8.57       7.87       6.65       4.98       8.03
of period                                          103,024    87,046     92,408     77,343     27,603

------------------------------------------------- ---------- ---------- ---------- ---------- ---------
------------------------------------------------- ---------- ---------- ---------- ---------- ---------

WELLS FARGO ADVANTAGE OPPORTUNITY VT
Value at beginning of period
Value at end of period                              11.05       9.41       6.91       9.50      10.00
Number of accumulation  units Outstanding at end    11.84      11.05      9.41       6.91       9.50
of period                                          140,863    153,430    174,504    167,207   113,694

------------------------------------------------- ---------- ---------- ---------- ---------- ---------





------------------------------------------------ -------- -------- -------- -------- ---------------

PORTFOLIO (0.70)                                  2005     2004     2003     2002         2001

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

AIM V.I. HIGH YIELD
Value at beginning of period
Value at end of period                            11.20    10.17    8.19     8.36        10.00
Number of  accumulation  units  Outstanding  at   11.43    11.20    10.17    8.19         8.36
end of period                                    57,847   74,732   96,851   61,147       35,883

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

AIM V.I. TECHNOLOGY
Value at beginning of period
Value at end of period                            5.69     5.48     3.79     7.19        10.00
Number of  accumulation  units  Outstanding  at   5.78     5.69     5.48     3.79         7.19
end of period                                    72,161   126,127  130,598  17,597       8,092

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALGER AMERICAN BALANCED
Value at beginning of period
Value at end of period                            10.37    9.98     8.45     9.70        10.00
Number of  accumulation  units  Outstanding  at   11.16    10.37    9.98     8.45         9.70
end of period                                    207,288  269,868  307,918  169,538      44,719

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALGER AMERICAN GROWTH
Value at beginning of period
Value at end of period                            8.32     7.94     5.92     8.89        10.00
Number of  accumulation  units  Outstanding  at   9.26     8.32     7.94     5.92         8.89
end of period                                    219,926  252,765  263,150  137,994      53,244

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period
Value at end of period                            13.48    12.01    10.00
Number of accumulation units Outstanding at       14.71    13.48    12.01
end of period                                    63,719   56,300   70,403

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALLIANCE BERNSTEIN VPS GROWTH & INCOME
Value at beginning of period
Value at end of period                            10.58    9.56     7.26     9.38        10.00
Number of  accumulation  units  Outstanding  at   11.02    10.58    9.56     7.26         9.38
end of period                                    407,125  484,141  439,663  215,640      74,454

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALLIANCE BERNSTEIN VPS GROWTH
Value at beginning of period
Value at end of period                            9.36     8.21     6.12     8.58        10.00
Number of  accumulation  units  Outstanding  at   10.40    9.36     8.21     6.12         8.58
end of period                                    140,601  127,537  71,698   33,931       11,322

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALLIANCE BERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period
Value at end of period                            10.00
Number of accumulation units Outstanding at       12.20
end of period                                    104,810

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALLIANCE BERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period
Value at end of period                            20.97    15.57    11.26    11.05       10.00
Number of  accumulation  units  Outstanding  at   23.26    20.97    15.57    11.26       11.05
end of period                                    179,859  215,232  244,925  111,891      16,327

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

ALLIANCE BERNSTEIN VPS UTILITY INCOME
Value at beginning of period
Value at end of period                            15.70    12.71    10.68    10.00
Number of  accumulation  units  Outstanding  at   18.09    15.70    12.71    10.68
end of period                                    70,047   52,056   35,164    5,853

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

AMERICAN CENTURY VP BALANCED
Value at beginning of period
Value at end of period                            11.71    10.74    10.00
Number of  accumulation  units  Outstanding  at   12.20    11.71    10.74
end of period                                    59,183   36,909   17,320

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

AMERICAN CENTURY VP INCOME & GROWTH IV
Value at beginning of period
Value at end of period                            10.80    9.62     7.49     9.36        10.00
Number of  accumulation  units  Outstanding  at   11.22    10.80    9.62     7.49         9.36
end of period                                    103,139  135,993  140,734  46,045       5,696

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period
Value at end of period                            9.23     8.09     6.54     8.27        10.00
Number of  accumulation  units  Outstanding  at   10.38    9.23     8.09     6.54         8.27
end of period                                    231,955  209,195  191,289  84,012       27,288

------------------------------------------------ -------- -------- -------- -------- ---------------
------------------------------------------------ -------- -------- -------- -------- ---------------

AMERICAN CENTURY VP VALUE
Value at beginning of period
Value at end of period                            13.07    11.51    10.00
Number of  accumulation  units  Outstanding  at   13.64    13.07    11.51
end of period                                    94,288   79,721   73,547

------------------------------------------------ -------- -------- -------- -------- ---------------

-------------------------------------------------- --------- --------- --------- --------- --------

PORTFOLIO (0.70)                                     2005      2004      2003      2002     2001

-------------------------------------------------- --------- --------- --------- --------- --------
------------------------------------------------- ---------- ---------- -------- ---------- --------

BARON CAPITAL ASSET
Value at beginning of period
Value at end of period                              14.58      11.69     10.00
Number of accumulation  units Outstanding at end    14.97      14.58     11.69
of period                                          75,222     88,845    20,363

------------------------------------------------- ---------- ---------- -------- ---------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DELAWARE VIP GROWTH OPPORTUNITIES
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   12.02
of period                                           1,401

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DELAWARE VIP SMALL CAP VALUE
Value at beginning of period
Value at end of period                              17.05     14.13     10.02     10.70     10.00
Number of accumulation  units  Outstanding at end   18.53     17.05     14.13     10.02     10.70
of period                                          385,943   444,074   470,103   247,190   28,758

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DREYFUS GVIT MIDCAP INDEX II
Value at beginning of period
Value at end of period                              13.65     11.90     10.00
Number of accumulation  units  Outstanding at end   15.17     13.65     11.90
of period                                           70,632    56,042    27,260

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DREYFUS MIDCAP STOCK
Value at beginning of period
Value at end of period                              13.23     11.64     10.00
Number of accumulation  units  Outstanding at end   14.35     13.23     11.64
of period                                           43,054    34,564    8,868

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DREYFUS VIF APPRECIATION
Value at beginning of period
Value at end of period                              10.26     10.00
Number of accumulation  units  Outstanding at end   10.63     10.26
of period                                            262      -----

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period
Value at end of period                              11.34     10.26      7.85      9.77     10.00
Number of accumulation  units  Outstanding at end   11.92     11.34     10.26      7.85     9.77
of period                                           85,467   106,621   118,045    91,862   33,176

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DREYFUS VIF GROWTH & INCOME
Value at beginning of period
Value at end of period                               9.28      8.69      6.92      9.33     10.00
Number of accumulation  units  Outstanding at end    9.52      9.28      8.69      6.92     9.33
of period                                           49,137    74,215    69,730    52,219   19,175

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DWS BLUE CHIP  VIP
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   11.21
of period                                           2,796

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DWS CAPITAL GROWTH  VIP
Value at beginning of period
Value at end of period                               8.31      7.75      6.15      8.74     10.00
Number of accumulation  units  Outstanding at end    8.99      8.31      7.75      6.15     8.74
of period                                           64,108    71,626    51,458    30,590    7,975

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DWS DREMAN HIGH RETURN EQUITY  VIP
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   10.80
of period                                           13,263

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DWS LARGE CAP VALUE  VIP
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   10.48
of period                                           43,396

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DWS SMALL CAP GROWTH VIP
Value at beginning of period
Value at end of period                               8.24      7.47      5.66      8.57     10.00
Number of accumulation  units  Outstanding at end    8.76      8.24      7.47      5.66     8.57
of period                                          119,327   138,251   151,738    33,680    6,754

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

DWS SMALL CAP INDEX  VIP
Value at beginning of period
Value at end of period                              13.55     11.59      7.97     10.11     10.00
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END     14.03     13.55     11.59      7.97     10.11
OF PERIOD                                          166,915   219,967   230,948   100,826   41,813

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period
Value at end of period                              11.17     10.86     10.68     10.00
Number of accumulation  units  Outstanding at end   11.32     11.17     10.86     10.68
of period                                          717,207   785,115   980,160   876,353

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

PORTFOLIO (0.70)                                     2005      2004      2003      2002     2001

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period
Value at end of period                               8.95      7.91      6.03      7.86     10.00
Number of accumulation  units  Outstanding at end    9.70      8.95      7.91      6.03     7.86
of period                                           69,026   103,509    67,829    30,044    1,778

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

JANUS ASPEN SERIES BALANCED
Value at beginning of period
Value at end of period                              11.34     10.52     10.00
Number of accumulation units Outstanding at end     12.15     11.34     10.52
of period                                           97,347    50,893    13,603

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period
Value at end of period                              12.45     12.06     11.42     10.41     10.00
Number of accumulation  units  Outstanding at end   12.61     12.45     12.06     11.42     10.41
of period                                          664,139   776,977   875,374   645,422   276,547

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

JANUS ASPEN SERIES GROWTH & INCOME
Value at beginning of period
Value at end of period                               7.71      6.93      5.53      8.39     10.00
Number of accumulation  units  Outstanding at end    8.60      7.71      6.93      5.53     8.39
of period                                          275,819   169,398    74,803    18,670    8,729

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period
Value at end of period                               8.02      7.71      6.26      8.46     10.00
Number of accumulation  units  Outstanding at end    8.43      8.02      7.71      6.26     8.46
of period                                           52,221    99,865   127,448   151,128   60,207

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

JPMORGAN SMALL COMPANY
Value at beginning of period
Value at end of period                              12.99     10.28      7.62      9.79     10.00
Number of accumulation  units  Outstanding at end   13.34     12.99     10.28      7.62     9.79
of period                                           58,343    90,110   233,971    93,967   64,994

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period
Value at end of period                              12.31     10.41      7.33      9.48     10.00
Number of accumulation  units  Outstanding at end   13.98     12.31     10.41      7.33     9.48
of period                                          453,951   430,326   424,864   250,415   31,709

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   11.80
of period                                           31,108

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

OLD MUTUAL LARGE CAP GROWTH
Value at beginning of period
Value at end of period                               8.35      7.72      5.93      8.45     10.00
Number of accumulation  units  Outstanding at end    8.67      8.35      7.72      5.93     8.45
of period                                          139,132   171,515   168,575    99,735   21,508

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

PIMCO VIT HIGH YIELD
Value at beginning of period
Value at end of period                              14.41     13.25     10.85     10.00
Number of accumulation  units  Outstanding at end   14.90     14.41     13.25     10.85
of period                                          211,290   231,784   272,765    8,425

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

PIMCO VIT LOW DURATION
Value at beginning of period
Value at end of period                              10.04      9.92     10.00
Number of accumulation units Outstanding at end     10.07     10.04      9.92
of period                                          342,222   382,875   275,928

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

PIMCO VIT TOTAL RETURN
Value at beginning of period
Value at end of period                              10.00
Number of accumulation units Outstanding at end     10.08
of period                                           52,119

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

PIONEER FUND
Value at beginning of period
Value at end of period                               9.21      8.61      6.95      9.45     10.00
Number of accumulation  units  Outstanding at end    9.71      9.21      8.61      6.95     9.45
of period                                           17,322    47,138    43,763    31,022    7,912

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

PIONEER SMALL CAP VALUE FUND
Value at beginning of period
Value at end of period                              14.80     12.19     10.00
Number of accumulation units Outstanding at end     16.90     14.80     12.19
of period                                           58,879   107,843    31,359

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period
Value at end of period                              11.10     10.02      7.95      9.46     10.00
Number of accumulation  units  Outstanding at end   11.66     11.10     10.02      7.95     9.46
of period                                          329,362   322,534   294,687   166,245   36,799

-------------------------------------------------- --------- --------- --------- --------- --------





-------------------------------------------------- --------- --------- --------- --------- --------

PORTFOLIO (0.70)                                     2005      2004      2003      2002     2001

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

SCHWAB MONEY MARKET
Value at beginning of period
Value at end of period                              10.24     10.21     10.21     10.15     10.00
Number of accumulation  units  Outstanding at end   10.44     10.24     10.21     10.21     10.15
of period                                          1,358,385 1,243,345 2,023,463 3,429,753 776,903

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

SCHWAB S&P 500
Value at beginning of period
Value at end of period                               9.93      9.05      7.10      9.22     10.00
Number of accumulation  units  Outstanding at end   10.33      9.93      9.05      7.10     9.22
of period                                          1,230,531 1,488,478 1,506,724 748,969   187,288

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

VAN KAMPEN LIT COMSTOCK
Value at beginning of period
Value at end of period                              10.00
Number of accumulation units Outstanding at end     10.62
of period                                           9,871

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

VAN KAMPEN LIT GROWTH & INCOME
Value at beginning of period
Value at end of period                              10.00
Number of accumulation units Outstanding at end     11.02
of period                                           26,202

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

WELLS FARGO ADVANTAGE DISCOVERY VT
Value at beginning of period
Value at end of period                               7.85      6.64      4.98      8.03     10.00
Number of accumulation  units  Outstanding at end    8.55      7.85      6.64      4.98     8.03
of period                                          172,144   168,312   185,503   126,654   58,974

-------------------------------------------------- --------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------- --------

WELLS FARGO ADVANTAGE OPPORTUNITY VT
Value at beginning of period
Value at end of period                              11.03      9.39      6.90      9.50     10.00
Number of accumulation  units  Outstanding at end   11.82     11.03      9.39      6.90     9.50
of period                                          155,013   226,496   269,503   162,242   53,594

-------------------------------------------------- --------- --------- --------- --------- --------


------------------------------------------------ ------- -------- ------

PORTFOLIO (0.85)                                  2005    2004    2003

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

AIM V.I. HIGH YIELD
Value at beginning of period
Value at end of period                           12.08    10.99   10.00
Number of  accumulation  units  Outstanding  at  12.31    12.08   10.99
end of period                                    37,287  36,279   13,584

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

AIM V.I. TECHNOLOGY
Value at beginning of period
Value at end of period                           12.56    12.11   10.00
Number of  accumulation  units  Outstanding  at  12.72    12.56   12.11
end of period                                    12,290   6,234   3,059

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALGER AMERICAN BALANCED
Value at beginning of period
Value at end of period                           10.96    10.57   10.00
Number of  accumulation  units  Outstanding  at  11.78    10.96   10.57
end of period                                    48,697  35,620   13,647

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALGER AMERICAN GROWTH
Value at beginning of period
Value at end of period                           11.94    11.42   10.00
Number of  accumulation  units  Outstanding  at  13.27    11.94   11.42
end of period                                    105,834 83,810   36,011

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period
Value at end of period                           13.45    12.00   10.00
Number of accumulation units Outstanding at      14.65    13.45   12.00
end of period                                    63,608  54,269   22,354

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALLIANCE BERNSTEIN VPS GROWTH & INCOME
Value at beginning of period
Value at end of period                           12.38    11.20   10.00
Number of  accumulation  units  Outstanding  at  12.87    12.38   11.20
end of period                                    243,989 208,800  70,579

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALLIANCE BERNSTEIN VPS GROWTH
Value at beginning of period
Value at end of period                           13.03    11.45   10.00
Number of  accumulation  units  Outstanding  at  14.47    13.03   11.45
end of period                                    55,470  32,220   6,019

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALLIANCE BERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period                      10.00
Value at end of period                            12.19
Number of accumulation units Outstanding at      238,184
end of period

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALLIANCE  BERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period
Value at end of period                           16.37    12.17   10.00
Number of  accumulation  units  Outstanding  at  18.13    16.37   12.17
end of period                                    134,999 109,455  69,402

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

ALLIANCE BERNSTEIN VPS UTILITY INCOME
Value at beginning of period
Value at end of period                           13.30    10.79   10.00
Number of  accumulation  units  Outstanding  at  15.31    13.30   10.79
end of period                                    58,203  27,346   1,039

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

AMERICAN CENTURY VP BALANCED
Value at beginning of period
Value at end of period                           11.68    10.73   10.00
Number of  accumulation  units  Outstanding  at  12.16    11.68   10.73
end of period                                    66,136  42,032   4,639

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

AMERICAN CENTURY VP INCOME & GROWTH IV
Value at beginning of period
Value at end of period                           12.74    11.37   10.00
Number of  accumulation  units  Outstanding  at  13.22    12.74   11.37
end of period                                    199,096 152,230  33,941

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period
Value at end of period                           13.21    11.59   10.00
Number of  accumulation  units  Outstanding  at  14.84    13.21   11.59
end of period                                    108,282 69,617   23,853

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

AMERICAN CENTURY VP VALUE
Value at beginning of period
Value at end of period                           13.04    11.50   10.00
Number of  accumulation  units  Outstanding  at  13.58    13.04   11.50
end of period                                    188,050 74,425   24,559

------------------------------------------------ ------- -------- ------
------------------------------------------------ ------- -------- ------

BARON CAPITAL ASSET
Value at beginning of period
Value at end of period                           14.55    11.68   10.00
Number of  accumulation  units  Outstanding  at  14.91    14.55   11.68
end of period                                    197,106 125,418  26,629

------------------------------------------------ ------- -------- ------
------------------------------------------------- -------- -------- --------

PORTFOLIO (0.85)                                   2005     2004     2003

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DELAWARE VIP GROWTH OPPORTUNITIES
Value at beginning of period                       10.00
Value at end of period                             12.00
Number of accumulation  units Outstanding at end   1,421
of period

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DELAWARE VIP SMALL CAP VALUE
Value at beginning of period
Value at end of period                             14.58    12.11    10.00
Number of accumulation  units Outstanding at end   15.82    14.58    12.11
of period                                         254,630  163,904  80,773

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DREYFUS GVIT MIDCAP INDEX II
Value at beginning of period
Value at end of period                             13.62    11.89    10.00
Number of accumulation  units Outstanding at end   15.11    13.62    11.89
of period                                         124,468  62,921   17,199

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DREYFUS MIDCAP STOCK
Value at beginning of period                       13.20    11.63    10.00
Value at end of period                             14.29    13.20    11.63
Number of accumulation  units Outstanding at end  32,283   21,286    8,127
of period

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DREYFUS VIF APPRECIATION
Value at beginning of period
Value at end of period                             10.25    10.00
Number of accumulation  units Outstanding at end   10.61    10.25
of period                                          1,387     411

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period
Value at end of period                             13.05    11.83    10.00
Number of accumulation  units Outstanding at end   13.70    13.05    11.83
of period                                         11,921   15,298    4,146

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DREYFUS VIF GROWTH & INCOME
Value at beginning of period
Value at end of period                             11.94    11.20    10.00
Number of accumulation  units Outstanding at end   12.23    11.94    11.20
of period                                         15,152   12,048    4,334

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DWS BLUE CHIP  VIP
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   11.20
of period                                          2,467

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DWS CAPITAL GROWTH  VIP
Value at beginning of period
Value at end of period                             11.91    11.12    10.00
Number of accumulation  units Outstanding at end   12.86    11.91    11.12
of period                                         53,890   22,290    7,824

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DWS DREMAN HIGH RETURN EQUITY  VIP
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   10.79
of period                                         15,454

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DWS LARGE CAP VALUE  VIP
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   10.47
of period                                         53,847

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DWS SMALL CAP GROWTH VIP
Value at beginning of period
Value at end of period                             12.55    11.40    10.00
Number of accumulation  units Outstanding at end   13.32    12.55    11.40
of period                                         35,987   38,921   13,386

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

DWS SMALL CAP INDEX  VIP
Value at beginning of period
Value at end of period                             14.47    12.39    10.00
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END    14.96    14.47    12.39
OF PERIOD                                         75,602   132,249  53,362

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period
Value at end of period                             10.20    9.93     10.00
Number of accumulation  units Outstanding at end   10.32    10.20    9.93
of period                                         225,523  201,397  56,076

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period
Value at end of period                             13.52    11.95    10.00
Number of accumulation  units Outstanding at end   14.62    13.52    11.95
of period                                         33,474   39,622   11,095

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

PORTFOLIO (0.85)                                   2005     2004     2003

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

JANUS ASPEN SERIES BALANCED
Value at beginning of period
Value at end of period                             11.31    10.51    10.00
Number of accumulation units Outstanding at end    12.11    11.31    10.51
of period                                         64,795   31,722   13,180

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period
Value at end of period                             10.16    9.86     10.00
Number of accumulation  units Outstanding at end   10.28    10.16    9.86
of period                                         235,099  161,654  65,697

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

JANUS ASPEN SERIES GROWTH & INCOME
Value at beginning of period
Value at end of period                             12.40    11.17    10.00
Number of accumulation  units Outstanding at end   13.81    12.40    11.17
of period                                         111,652  53,530   16,662

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period
Value at end of period                             11.88    11.43    10.00
Number of accumulation  units Outstanding at end   12.47    11.88    11.43
of period                                         29,804   27,225   29,557

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

JPMORGAN SMALL COMPANY
Value at beginning of period
Value at end of period                             15.44    12.24    10.00
Number of accumulation  units Outstanding at end   15.83    15.44    12.24
of period                                         13,259   13,210    3,393

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period
Value at end of period                             14.87    12.58    10.00
Number of accumulation  units Outstanding at end   16.85    14.87    12.58
of period                                         245,693  166,981  39,176

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period
Value at end of period                             10.00
Number of accumulation  units Outstanding at end   11.79
of period                                         35,210

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

OLD MUTUAL LARGE CAP GROWTH
Value at beginning of period
Value at end of period                             12.24    11.33    10.00
Number of accumulation  units Outstanding at end   12.69    12.24    11.33
of period                                         34,396   35,613    7,357

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

PIMCO VIT HIGH YIELD
Value at beginning of period
Value at end of period                             11.52    10.61    10.00
Number of accumulation  units Outstanding at end   11.89    11.52    10.61
of period                                         236,973  164,512  113,185

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

PIMCO VIT LOW DURATION
Value at beginning of period
Value at end of period                             10.01    9.91     10.00
Number of accumulation units Outstanding at end    10.03    10.01    9.91
of period                                         647,606  454,971  115,317

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

PIMCO VIT TOTAL RETURN
Value at beginning of period
Value at end of period                             10.00
Number of accumulation units Outstanding at end    10.06
of period                                         175,973

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

PIONEER FUND
Value at beginning of period
Value at end of period                             11.81    11.06    10.00
Number of accumulation  units Outstanding at end   12.43    11.81    11.06
of period                                         13,459   11,046    6,352

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

PIONEER SMALL CAP VALUE FUND
Value at beginning of period
Value at end of period                             14.77    12.18    10.00
Number of accumulation units Outstanding at end    16.83    14.77    12.18
of period                                         63,431   55,266    7,535

------------------------------------------------- -------- -------- --------
------------------------------------------------- -------- -------- --------

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period
Value at end of period                             12.53    11.32    10.00
Number of accumulation  units Outstanding at end   13.14    12.53    11.32
of period                                         292,308  222,989  165,803

------------------------------------------------- -------- -------- --------

---------------------------------------------- --------- --------- ---------

PORTFOLIO (0.85)                                 2005      2004      2003

---------------------------------------------- --------- --------- ---------
---------------------------------------------- --------- --------- ---------

SCHWAB MONEY MARKET
Value at beginning of period
Value at end of period                           9.99      9.99     10.00
Number of accumulation  units  Outstanding at   10.18      9.99      9.99
end of period                                  1,178,676 964,982   752,882

---------------------------------------------- --------- --------- ---------
---------------------------------------------- --------- --------- ---------

SCHWAB S&P 500
Value at beginning of period
Value at end of period                          12.37     11.28     10.00
Number of accumulation  units  Outstanding at   12.84     12.37     11.28
end of period                                  983,799   666,583   217,600

---------------------------------------------- --------- --------- ---------
---------------------------------------------- --------- --------- ---------

VAN KAMPEN LIT COMSTOCK
Value at beginning of period
Value at end of period                          10.00
Number of accumulation units Outstanding at     10.61
end of period                                   5,933

---------------------------------------------- --------- --------- ---------
---------------------------------------------- --------- --------- ---------

VAN KAMPEN LIT GROWTH & INCOME
Value at beginning of period
Value at end of period                          10.00
Number of accumulation units Outstanding at     11.01
end of period                                   10,206

---------------------------------------------- --------- --------- ---------
---------------------------------------------- --------- --------- ---------

WELLS FARGO ADVANTAGE DISCOVERY VT
Value at beginning of period
Value at end of period                          12.92     10.93     10.00
Number of accumulation  units  Outstanding at   14.03     12.92     10.93
end of period                                   18,244    53,190    3,396

---------------------------------------------- --------- --------- ---------
---------------------------------------------- --------- --------- ---------

WELLS FARGO ADVANTAGE OPPORTUNITY VT
Value at beginning of period
Value at end of period                          13.63     11.63     10.00
Number of accumulation  units  Outstanding at   14.58     13.63     11.63
end of period                                   38,056    47,335    31,082

---------------------------------------------- --------- --------- ---------

Appendix B - Net Investment Factor The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)  is the net result of:

     1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

     2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Variable
                                Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2006, which is available without charge by contacting Schwab Insurance Services, P.O. Box 7666, San Francisco, California 94120-9639, www.schwab.com or at 1-800-838-0650.


                    The date of this Statement of Additional
                                Information is

                                  May 1, 2006.

TABLE OF CONTENTS


                                      Page

GENERAL INFORMATION..............................B-

GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT......B-

CALCULATION OF ANNUITY PAYMENTS..................B-

POSTPONEMENT OF PAYMENTS.........................B-

SERVICES.........................................B-
        - Safekeeping of Series Account Assets...B-
        - Independent  Registered Public Accounting
Firm B-
        - Principal Underwriter..................B-
        - Administrative Services ...............B-

WITHHOLDING......................................B-

FINANCIAL STATEMENTS.............................B-

                GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
     AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


     Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.



        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

        Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, "Superior." Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, "Very Strong." Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, "Very Strong." Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

          CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options


        The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

        The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option.

  Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by
(b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.


                            POSTPONEMENT OF PAYMENTS


        With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.


                                    SERVICES

        A.     Safekeeping of Series Account Assets


        The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.


       B.   Independent Registered Public Accounting Firm

        Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company's and the Series Account's independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for the Company and the Series Account and provides other audit, tax, and related services.



        The consolidated financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the year ended December 31, 2005 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their reports appearing therein.



        C.     Principal Underwriter


        The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS") (formerly BenefitsCorp Equities, Inc.), a wholly owned subsidiary of GWL&A. GWFS is a Delaware corporation and is a member of NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by,

GWFS for the Contracts was zero for the last three fiscal years.


        D.     Administrative Services


     Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.


                                   WITHHOLDING

        Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                              FINANCIAL STATEMENTS


        The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


       To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company
       Greenwood Village, Colorado

       We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedule listed in the Index at Item 8. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedule based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.



       DELOITTE & TOUCHE LLP

       Denver, Colorado
       March 27, 2006

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                      (In Thousands, Except Share Amounts)



                                                                                           December 31,
                                                                         --------------------------------------------------
                                                                                  2005                       2004
                                                                         -----------------------    -----------------------
     ASSETS
     INVESTMENTS:
       Fixed maturities, available-for-sale, at fair value
        (amortized cost $13,736,055 and $12,911,071)                  $           13,767,417     $          13,224,505
       Equity investments, at fair value (cost $518,614
        and $591,474)                                                               524,212                    637,434
       Mortgage loans on real estate (net of
        allowances of $15,661 and $30,339)                                         1,460,559                 1,543,507
       Policy loans                                                                3,715,888                 3,548,225
       Short-term investments, available-for-sale (cost
        approximates fair value)                                                   1,070,049                   708,801
       Other investments                                                               4,659                      -
                                                                         -----------------------    -----------------------
           Total Investments                                                      20,542,784                19,662,472
                                                                         -----------------------    -----------------------

     OTHER ASSETS:
       Cash                                                                           57,903                   110,518
       Reinsurance receivable:
        Related party                                                                654,965                 1,072,940
        Other                                                                        256,156                   260,409
       Deferred policy acquisition costs                                             335,406                   301,603
       Deferred ceding commission                                                     81,408                    82,648
       Investment income due and accrued                                             150,876                   159,398
       Receivables related to uninsured accident
        and health plan claims (net of allowances of
        $18,404 and $22,938)                                                         145,203                   144,312
       Premiums in course of collection (net of
        allowances of $5,227 and $7,751)                                             106,518                    95,627
       Deferred income taxes                                                         190,044                   138,845
       Collateral for securities lending program                                     145,193                   349,913
       Due from parent and affiliates                                                 26,646                    66,966
       Other assets                                                                  630,588                   492,299
     SEPARATE ACCOUNT ASSETS                                                      14,455,710                14,155,397
                                                                         -----------------------    -----------------------
     TOTAL ASSETS                                                     $           37,779,400     $          37,093,347
                                                                         =======================    =======================





                                                                                                         (Continued)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                      (In Thousands, Except Share Amounts)




                                                                                                 December 31,
                                                                                     --------------------------------------
                                                                                          2005                  2004
                                                                                     ----------------     -----------------
     LIABILITIES AND STOCKHOLDER'S EQUITY
     POLICY BENEFIT LIABILITIES:
       Policy reserves:
        Related party                                                            $        4,835,896   $        5,170,447
        Other                                                                            13,387,868           12,771,872
       Policy and contract claims                                                           371,670              360,862
       Policyholders' funds                                                                 348,937              327,409
       Provision for policyholders' dividends                                               111,626              118,096
       Undistributed earnings on participating business                                     178,907              192,878
     GENERAL LIABILITIES:
       Due to parent and affiliates                                                         240,929              220,823
       Repurchase agreements                                                                755,905              563,247
       Commercial paper                                                                      95,064               95,044
       Payable under securities lending agreements                                          145,193              349,913
       Other liabilities                                                                    789,984              722,998
     SEPARATE ACCOUNT LIABILITIES                                                        14,455,710           14,155,397
                                                                                     ----------------     -----------------
           Total Liabilities                                                             35,717,689           35,048,986
                                                                                     ----------------     -----------------

     COMMITMENTS AND CONTINGENCIES                                                             -                    -

     STOCKHOLDER'S EQUITY:
       Preferred stock, $1 par value, 50,000,000 shares
        authorized, none issued and outstanding                                                -                    -
       Common stock, $1 par value; 50,000,000 shares
        authorized; 7,032,000 shares issued and outstanding                                   7,032                7,032
       Additional paid-in capital                                                           728,701              725,935
       Accumulated other comprehensive income (loss)                                        (16,818)             118,795
       Retained earnings                                                                  1,342,796            1,192,599
                                                                                     ----------------     -----------------
           Total Stockholder's Equity                                                     2,061,711            2,044,361
                                                                                     ----------------     -----------------


     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $       37,779,400   $       37,093,347
                                                                                     ================     =================







     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                       2005                2004                2003
                                                                 -----------------    ----------------    ----------------
     REVENUES:
       Premium income:
        Related party (net of premiums ceded totaling
          $5,185, $260,445 and $815)                           $       329,175      $       (22,880)    $     1,595,357
        Other (net of premiums ceded totaling
         $279,007, $428,010 and $460,277)                              895,961              693,948             657,540
       Fee income                                                      964,699              915,644             840,072
       Net investment income                                         1,072,528            1,033,307             988,400
       Net realized gains on investments                                38,977               57,947              39,560
                                                                 -----------------    ----------------    ----------------
           Total revenues                                            3,301,340            2,677,966           4,120,929
                                                                 -----------------    ----------------    ----------------
     BENEFITS AND EXPENSES:
       Life and other policy benefits (net of
        reinsurance recoveries totaling $263,043,
        $396,886 and $410,430)                                       1,042,085              853,676             573,976
       Increase (decrease) in reserves:
        Related party                                                  147,466             (186,972)          1,450,185
        Other                                                           26,678              (69,901)             51,320
       Interest paid or credited to contract holders                   478,659              517,807             514,846
       Provision for policyholders' share of earnings
        (loss) on participating business                                (3,039)              10,181               1,159
       Dividends to policyholders                                      100,613              108,822              92,118
                                                                 -----------------    ----------------    ----------------
           Total benefits                                            1,792,462            1,233,613           2,683,604
       Commissions                                                     187,115              193,943             180,673
       Operating expenses                                              755,293              740,740             753,336
       Premium taxes                                                    33,470               33,030              31,675
                                                                 -----------------    ----------------    ----------------
           Total benefits and expenses                               2,768,340            2,201,326           3,649,288
                                                                 -----------------    ----------------    ----------------
     INCOME BEFORE INCOME TAXES                                        533,000              476,640             471,641
     PROVISION FOR INCOME TAXES:
       Current                                                         141,337              152,028             173,181
       Deferred                                                         20,108               (1,808)            (19,561)
                                                                 -----------------    ----------------    ----------------
           Total income taxes                                          161,445              150,220             153,620
                                                                 -----------------    ----------------    ----------------

     NET INCOME                                                $       371,555      $       326,420     $       318,021
                                                                 =================    ================    ================








     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                         Accumulated
                                                                                     Other Comprehensive
                                                                                       Income (Loss)
                                                                                 --------------------------
                                                                                 Unrealized     Minimum
                                                                    Additional     Gains        Pension
                                           Preferred     Common     Paid-in      (Losses) on   Liability      Retained
                                             Stock       Stock      Capital      Securities    Adjustment     Earnings      Total
                                          ----------   ---------   -----------  ------------- -------------  -----------  ---------
Balances, January 1, 2003                $       -   $    7,032  $    719,709  $    163,500  $   (12,884)   $  787,099  $ 1,664,456
Net income                                                                                                     318,021      318,021
Other comprehensive income (loss)                                                   (26,369)       3,573                    (22,796)
                                                                                                                          ----------
  Total comprehensive income                                                                                                295,225
Dividends                                                                                                      (75,711)     (75,711)
Income tax benefit on stock compensation                                2,656                                                 2,656
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2003                      -        7,032       722,365       137,131       (9,311)    1,029,409    1,886,626

Net income                                                                                                      326,420     326,420
Other comprehensive loss                                                             (3,585)      (5,440)                    (9,025)
                                                                                                                          ----------
  Total comprehensive income                                                                                                317,395
Dividends                                                                                                     (163,230)   (163,230)
Income tax benefit on stock compensation                                3,570                                                 3,570
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2004                      -        7,032       725,935       133,546      (14,751)     1,192,599    2,044,361

Net income                                                                                                      371,555     371,555
Other comprehensive loss                                                           (125,280)     (10,333)                  (135,613)
                                                                                                                          ----------
  Total comprehensive income                                                                                                235,942
Dividends                                                                                                     (221,358)   (221,358)
Income tax benefit on stock compensation                                2,766                                                 2,766
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2005              $       -   $    7,032  $    728,701  $      8,266  $    (25,084)  $ 1,342,796  $ 2,061,711
                                          ==========   =========   ===========  ============= =============  ===========  ==========








See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)





                                                                                Year Ended December 31,
                                                                 -------------------------------------------------------
                                                                      2005              2004                 2003
                                                                 ----------------  ------------------   ----------------
     OPERATING ACTIVITIES:
       Net income                                              $       371,555   $       326,420      $       318,021
       Adjustments to reconcile net income to net
        cash provided by operating activities:
         Earnings allocated to participating policyholders
                                                                        (3,039)           10,181                1,159
         Amortization of premiums and discounts on
         investments                                                   (52,712)           28,367              (64,126)
         Net realized gains on investments                             (38,977)          (57,947)             (39,560)
         Depreciation and amortization                                  81,847            93,580               95,542
         Deferral of acquisition costs                                 (50,437)          (52,693)             (49,245)
         Deferred income taxes                                          20,108            (1,808)             (19,561)
       Changes in assets and liabilities, net of
        effects from acquisitions:
         Policy benefit liabilities                                     86,845          (106,912)             478,066
         Reinsurance receivable                                        120,793            21,352              (71,123)
         Receivables                                                     1,022           (34,056)             (33,621)
         Other, net                                                   (186,760)           74,488               55,531
                                                                 ----------------  ------------------   ----------------
     Net cash provided by operating activities                         350,245           300,972              671,083
                                                                 ----------------  ------------------   ----------------

     INVESTING ACTIVITIES:
       Proceeds from sales, maturities and
        redemptions of investments:
        Fixed maturities available-for-sale                         14,741,780        13,615,290           13,886,015
        Mortgage loans on real estate                                  250,112           368,734              191,353
        Equity investments                                             240,886           148,685               86,908
       Purchases of investments:
        Fixed maturities available-for-sale                        (15,105,051)      (13,715,370)         (14,128,309)
        Mortgage loans on real estate                                 (122,078)          (50,577)             (11,690)
        Equity investments                                            (121,881)         (323,551)            (369,650)
       Net change in short-term investments                           (361,248)          143,397             (136,798)
       Acquisitions, net of cash acquired                                 -                 -                (128,636)
       Other, net                                                       64,504          (124,944)              96,155
                                                                 ----------------  ------------------   ----------------
     Net cash (used in) provided by investing activities              (412,976)           61,664             (514,652)
                                                                 ----------------  ------------------   ----------------







                                                                                                          (Continued)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                            Year Ended December 31,
                                                                            --------------------------------------------------------
                                                                                  2005                2004                2003
                                                                            -----------------   -----------------   ----------------
     FINANCING ACTIVITIES:
       Contract deposits                                                  $    1,166,502      $      668,381      $       479,257
       Contract withdrawals                                                   (1,195,166)           (964,759)            (659,603)
       Change in due to parent and affiliates                                     60,426             (52,784)              (2,066)
       Change in bank overdrafts                                                   7,034             (63,148)              32,068
       Dividends paid                                                           (221,358)           (163,230)             (75,711)
       Net commercial paper borrowings (repayments)                                   20              (1,388)                (213)
       Net repurchase agreements borrowings                                      192,658             173,532               66,515
                                                                            -----------------   -----------------   ----------------
     Net cash provided by (used in) financing activities                          10,116            (403,396)            (159,753)
                                                                            -----------------   -----------------   ----------------

     Net decrease in cash                                                        (52,615)            (40,760)              (3,322)
     Cash, beginning of year                                                     110,518             151,278              154,600
                                                                            -----------------   -----------------   ----------------

     Cash, end of year                                                    $       57,903      $      110,518      $       151,278
                                                                            =================   =================   ================

     Supplemental disclosures of cash flow information:

       Cash paid during the year for:
        Income taxes                                                      $       93,608      $      147,287      $       144,273
        Interest                                                                  17,553              15,220               16,155


       Non-cash investing and financing transactions during the year:
         Assets acquired from acquisitions, net of cash                   $           -       $          -        $     3,658,111
         Assets transferred from The Canada Life Assurance   Company
          (See Note 3)                                                            634,811                -              3,037,684
         Recapture of reinsurance assets by The Canada Life Assurance
          Company (See note 3)                                                        -              (196,781)               -
         Fair value of asset acquired in settlement of fixed
            maturity investment                                                     4,659                -                   -






     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company and its subsidiaries (collectively, the "Company") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"). The Company offers a wide range of life insurance, health insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses on mortgage loans, deferred policy acquisition costs, derivative instruments, valuation of privately placed fixed maturities, employee benefits plans and taxes on income. Actual results could differ from those estimates.

       The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company employs the equity method of accounting for investments in which it has more than a minor equity interest or more than minor influence over the entity's operations, but does not have a controlling interest. The Company employs the cost method of accounting for investments in which it has a minor equity interest and virtually no influence over the entity's operations. All material intercompany transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2004 and 2003 consolidated financial statements and related notes to conform to the 2005 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder's equity section of its consolidated balance sheets. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business.

              Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgment is based upon past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based upon the fair value of the collateral.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       3. Equity investments are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder's equity section of the Company's consolidated balance sheets. The Company classifies its equity investments not accounted for under the equity method of accounting as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest and has influence in the entity's operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains on investments.

       4.     Policy loans are carried at their unpaid balances.

       5. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       6. Gains and losses realized on disposal of investments are determined on a specific identification basis.

7. From time to time, the Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same value.

       8. The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the Company's consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the ineffective portion of cash flow hedges are recognized in net investment income in the period of the change.

       Cash - Cash includes only amounts in demand deposit accounts.

       Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2005 and 2004, this liability was $142,325 and $135,291, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amounts of $86,766 and $74,021 are included in other assets at December 31, 2005 and 2004, respectively. The Company capitalized $26,873, $21,484 and $27,882 of internal use software development costs during the years ended December 31, 2005, 2004 and 2003, respectively.

       Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs, which is reflected in operating expenses, was $47,496, $40,536 and $36,283 during the years ended December 31, 2005, 2004 and 2003, respectively.

       Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's consolidated statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges. The Company's separate accounts include mutual funds or other investment options that, beginning in 2005, purchase guaranteed interest annuity contracts issued by the Company. During the year ended December 31, 2005, these purchases totaled $363,440. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $318,907 at December 31, 2005 to avoid the overstatement of assets and liabilities in its consolidated balance sheet at that date.

       Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amounts of $12,421,030 and $12,115,519 at December 31, 2005 and 2004, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amounts of $5,727,506 and $4,831,428 at December 31, 2005 and 2004,
       respectively, are established at the contract holder's account value.

       Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

       Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company's prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

       Participating fund account - The Company sells participating policies in which the policyholder shares in the Company's participating earnings through policyholder dividends that reflect the difference between the premium charged and the actual experience. The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Participating life and annuity policy reserves are $6,607,453 and $6,290,994 at December 31, 2005 and 2004, respectively. Participating business approximates 30.5%, 29.2% and 34.3% of the Company's individual life insurance in-force and 42.0%, 74.3% and 66.4% of individual life insurance premium income at December 31, 2005, 2004 and 2003, respectively.

       The Company has established a Participating Policyholder Experience Account ("PPEA") for the benefit of all participating policyholders, which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general account assets.

       The Company has also established a Participation Fund Account ("PFA") for the benefit of the participating policyholders previously transferred to it from The Great-West Life Assurance Company ("GWL") under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Accident and health insurance premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured health insurance business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy reserves. The average crediting rate on annuity products was approximately 4.0%, 4.3%, and 5.2%, during the years ended December 31, 2005, 2004 and 2003, respectively.

       Income taxes - Income taxes are recorded using the asset and liability method of recognition in which the recognition of deferred tax assets and liabilities for expected future tax consequences of events have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock options - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the "Plan") that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company accounts for stock options granted under the plan in accordance with the recognition and measurement principles of Accounting Principles Board Opinion 25 "Accounting for Stock Issued to Employees," ("APB No. 25") and related interpretations. No stock-based employee compensation cost is reflected in net income in the accompanying consolidated financial statements, as all options granted under the plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table illustrates the effect on consolidated net income during the years ended December 31, 2005, 2004 and 2003 if the Company had applied the fair value recognition provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123"), as revised by Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R"), to stock-based employee compensation. See "Application of recent accounting pronouncements" below regarding changes to the accounting for stock options that the Company implemented on January 1, 2006.


                                                                           Year Ended December 31,
                                                            ------------------------------------------------------
                                                                  2005               2004               2003
                                                             ---------------    ---------------    ---------------
       Net income, as reported                            $      371,555     $      326,420     $       318,021
       Less, compensation expense for the fair value
          of stock options, net of related tax effects            (3,061)            (3,352)             (3,105)
                                                             ---------------    ---------------    ---------------
       Proforma net income                                $      368,494     $     323,068      $       314,916
                                                             ===============    ===============    ===============

       Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, the Company must demonstrate that it maintains adequate capital. At December 31, 2005 and 2004, the Company was in compliance with the requirement (See Note 9).

       In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security to policy and contract holders. The Company generally fulfills this requirement with the deposit of United States government obligations.

       Application of recent accounting pronouncements - In December 2004, the FASB issued Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R"). SFAS 123R replaces Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supersedes Accounting Principles Board Opinion No. 25 "Accounting for Stock Issued to Employees" ("APB No.25"). SFAS No. 123R requires a company to use the fair value method to account for its stock-based employee compensation and to provide certain other additional disclosures. Previously, the Company elected to only disclose the proforma impact of recording the fair value of stock options under the provisions of SFAS No. 123 in the notes to its consolidated financial statements. The Company adopted the provisions of SFAS No. 123R on January 1, 2006. Upon adoption, the Company recorded an increase to additional paid-in capital and a deferred tax asset in the amount of $21,305 and it does not expect the adoption of SFAS No. 123R to have a material effect on results of operations.

       In November 2005, the FASB issued Staff Position No. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1 and 124-1"). FSP 115-1 and 124-1 supersedes Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and amends Statement of Financial Accounting Standards No. 115 "Accounting for Certain Investments in Debt and Equity Securities," Statement of Financial Accounting Standards No. 124 "Accounting for Certain Investments Held by Not-for-Profit Organizations" and Accounting Principles Board Opinion No. 18 "The Equity Method of Accounting for Investments in Common Stock." FSP 115-1 and 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of an impairment loss. FSP 115-1 and 124-1 also includes provisions for accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP 115-1 and 124-1 is effective for reporting periods beginning after December 15, 2005 with earlier adoption permitted. The Company adopted FSP 115-1 and 124-1 during its fiscal quarter ended December 31, 2005. The adoption of FSP 115-1 and 124-1 did not have a material effect on the Company's consolidated financial position or results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


2.     ACQUISITIONS

       On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York ("CLINY") and Canada Life Insurance Company of America ("CLICA") to the Company for cash in the amount of $235,000. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly, the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY subsequent to July 10, 2003 are included in the Company's consolidated statements of income. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, the marketing and sale of Canada Life's insurance and annuity businesses in the United States, including that of the Company, have ceased.

       The Company's statements of income include the following related to CLICA and CLINY for the period from July 10 to December 31, 2003:

                                              Period July 10, 2003
                                              to December 31, 2003
                                            --------------------------
       Total revenues                     $            105,868
                                            --------------------------
       Benefits                                         92,193
       Operating expenses                                9,385
                                            --------------------------
        Total benefits and expenses                    101,578
                                            --------------------------
       Income from operations                            4,290
       Income taxes                                      1,501
                                            --------------------------
       Net income                         $              2,789
                                            ==========================

       On December 31, 2005, CLINY was merged with First Great-West Life & Annuity Insurance Company, another wholly-owned subsidiary of the Company. Upon completion of the merger, CLINY's name was changed to First Great-West Life & Annuity Insurance Company.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the United States operations of The Great-West Life Assurance Company ("GWL"), a wholly-owned subsidiary of Lifeco and investment services for London Reinsurance Group, an indirect subsidiary of GWL. Beginning in 2003, the Company began providing administrative and operational services for the United States operations of Canada Life. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred (including a profit charge) and resources expended based upon the number of policies, certificates in-force and/or administered assets.

                                                                                   Year Ended December 31,
                                                                     -----------------------------------------------------
                                                                          2005              2004                2003
                                                                     ---------------    --------------     ---------------
      Investment management revenue included
        in net investment income                                  $       7,377      $      6,304       $       3,355
       Administrative and underwriting expense
        reimbursement included in operating expenses                      1,367             1,820               1,859
                                                                     ---------------    --------------     ---------------
      Total                                                       $       8,744      $      8,124       $       5,214
                                                                     ===============    ==============     ===============


       At December 31, 2005 and 2004, due from parent and affiliates includes $13,625 and $55,915, respectively, due on demand from GWLA Financial and $13,021 and $11,051, respectively, due on demand from Canada Life Assurance Company.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       At December 31, 2005 and 2004, due to parent and affiliates includes a note payable and accrued interest to GWL&A Financial in the amount of $195,873 and $195,843 respectively, a note payable and accrued interest to GWL in the amount of $25,338 at each date, and amounts due on demand to GWL of $19,718 and $0, respectively.

       The note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,174 and $194,164 at December 31, 2005 and 2004, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The surplus note matures on November 14, 2034. On December 16, 2004, the Company used the proceeds from the issuance of the surplus note to redeem its $175,000 subordinated note payable to GWL&A Financial and for general corporate purposes. Payments of principal and interest under the surplus note shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus note are payable only if at the time of such payment and after giving effect to the making thereof, the Company's surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

       The note payable to GWL matures on October 1, 2006 and bears interest at the rate of 5.4% per annum. The holder may not demand payment before the maturity date.

       Interest expense attributable to these related party obligations was $14,396, $15,189 and $14,345 for the years ended December 31, 2005, 2004 and 2003, respectively.

       On August 31, 2003, the Company and The Canada Life Assurance Company ("CLAC"), a wholly owned subsidiary of Canada Life, entered into an indemnity reinsurance agreement pursuant to which the Company assumed 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC. As a result of the transaction, the Company recorded $1,426,362 in both premium income and increase in reserves.

       On February 29, 2004, CLAC recaptured the group life and health business from the Company associated with the original indemnity reinsurance agreement dated August 31, 2003. As a result of this transaction, the Company recorded an income statement impact in the amount of $256,318 of negative premium income and change in reserves. The Company recorded, at fair value, the following at February 29, 2004 as a result of this transaction:


       Assets                                                       Liabilities and Stockholder's Equity
       -----------------------------------------------------------  ------------------------------------------------------
       Cash                              $         (126,105)        Policy reserves             $         (286,149)
       Reinsurance receivable                      (152,077)        Policy and contract claims             (32,755)
       Deferred ceding commission                   (29,831)        Policyholders' funds                    (3,982)
       Premiums in course of
         collection                                 (14,873)
                                            ----------------------                                 -----------------------
                                         $         (322,886)                                    $         (322,886)
                                            ======================                                 =======================

       During the third quarter of 2004, the deferred ceding commission asset and certain policy reserve liabilities acquired as part of this reinsurance transaction were both decreased by $157,000 based on the Company's final analysis of the policy reserves it acquired. CLAC had not previously computed policy liabilities under GAAP, which required the Company to estimate the amount of liabilities assumed, which was $3,037,684 at September 1, 2003. These adjustments did not have a material effect on the Company's consolidated financial position or the results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The reinsurance receivable relates to the amount due to the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable is the interest and other investment returns earned, as defined by the agreement, on a segregated pool of investments of CLAC's United States branch. Pursuant to an interpretation of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), as amended, the Company has identified an embedded derivative for its exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting, it was marked to market resulting in the Company's net income decreasing by $8,454 and $5,282, net of policyholder related amounts and deferred taxes, during the years ended December 31, 2005 and 2004, respectively.

       Effective April 1, 2005, the Company and CLAC amended the indemnity reinsurance agreement to allow for periodic transfers of funds withheld assets. Under the amended agreement, the remaining funds withheld assets will be transferred to the Company prior to December 31, 2007. During 2005, CLAC transferred $538,123 of assets to the Company as follows:


       Assets (In thousands)                                             Liabilities and Stockholder's Equity
       ----------------------------------------------------------------  -------------------------------------------------
       Fixed maturities                           $         414,623                                   $          -
       Mortgages                                             49,218
       Investment income due and accrued                      4,282
       Cash                                                  70,000
       Reinsurance receivable                              (538,123)
                                                     ------------------                                   ----------------
                                                  $            -                                      $          -
                                                     ==================                                   ================

       As a result of these transfers, the reinsured 80% of the life, health and annuity business is currently 59% coinsurance and 21% coinsurance with funds withheld.

       On December 31, 2005, a wholly-owned subsidiary of the Company and CLAC entered into a reinsurance agreement on a coinsurance with funds withheld basis pursuant to which the Company assumed a certain specific in-force block of term life insurance of CLAC. The Company recorded $166,688 in both premium income and increase in reserves associated with these policies.

       The Company recorded, at fair value, the following at December 31, 2005 as a result of this transaction:

       Assets                                                            Liabilities and Stockholder's Equity
       ----------------------------------------------------------------  -------------------------------------------------
       Reinsurance receivable                      $     166,688         Policy reserves                $     166,688
                                                     ------------------                                   ----------------
                                                   $     166,688                                        $     166,688
                                                     ==================                                   ================

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


4.     SUMMARY OF INVESTMENTS

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2005:



                                                                          December 31, 2005
                                       ----------------------------------------------------------------------------------------
                                                             Gross             Gross             Estimated
                                         Amortized        Unrealized         Unrealized             Fair           Carrying
           Fixed Maturities:               Cost              Gains             Losses              Value             Value
      ----------------------------     --------------    --------------    ---------------      -------------    --------------
      U.S. government direct
        obligations and U.S.
        agencies                   $      3,366,237   $        30,488   $        28,638      $      3,368,087 $     3,368,087

      Obligations of U.S.
        states and their
        subdivisions                      1,279,318            35,117            12,202             1,302,233       1,302,233
      Foreign government                     21,402                                 193                21,349          21,349
                                                                 140
      Corporate debt securities           5,461,994           114,375            87,027             5,489,342       5,489,342
      Mortgage-backed and
        asset-backed securities           3,607,104            32,626            53,324             3,586,406       3,586,406
                                       --------------    --------------    ---------------      -------------    --------------
      Total fixed maturities       $     13,736,055   $       212,746    $      181,384       $    13,767,417 $    13,767,417
                                       ==============    ==============    ===============      =============    ==============

      Total equity investments     $        518,614   $        10,208   $         4,610      $        524,212 $       524,212
                                       ==============    ==============    ===============      =============    ==============

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2004:


                                                                          December 31, 2004
                                       ----------------------------------------------------------------------------------------
                                                            Gross              Gross            Estimated
                                         Amortized        Unrealized         Unrealized            Fair            Carrying
          Fixed Maturities:                Cost             Gains              Losses             Value              Value
     -----------------------------     --------------    -------------     ---------------     -------------     --------------
      U.S. Government direct
       obligations and U.S.
       agencies                     $     3,107,235   $      55,242     $        8,687      $      3,153,790  $     3,153,790
     Obligations of U.S.
       states and their
       subdivisions                       1,197,912          61,951              4,930             1,254,933        1,254,933
     Foreign government                      15,759             276                218                15,817           15,817
     Corporate debt securities            5,257,308         203,603             38,163             5,422,748         5,422,748
      Mortgage-backed and
       asset-backed securities            3,332,857          65,994             21,634             3,377,217        3,377,217
                                       --------------    -------------     ---------------     -------------     --------------
     Total fixed maturities         $    12,911,071   $     387,066     $       73,632      $     13,224,505  $    13,224,505
                                       ==============    =============     ===============     =============     ==============

     Total equity investments       $       591,474   $      47,015     $        1,055      $        637,434  $       637,434
                                       ==============    =============     ===============     =============     ==============

       See Note 5 for additional information on policies regarding estimated fair value of fixed maturities.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                        December 31, 2005
                                                                         -------------------------------------------------
                                                                               Amortized                  Estimated
                                                                                  Cost                   Fair Value
                                                                         -----------------------    ----------------------
       Due in one year or less                                       $             932,118       $            943,663
       Due after one year through five years                                     3,131,675                  3,134,823
       Due after five years through ten years                                    1,679,671                  1,701,358
       Due after ten years                                                       1,761,878                  1,782,991
       Mortgage-backed and asset-backed securities                               6,230,713                  6,204,582
                                                                         -----------------------    ----------------------
                                                                     $          13,736,055       $         13,767,417
                                                                         =======================    ======================



       Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

       The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2005, 2004 and 2003:



                                                                                  Year Ended December 31,
                                                                  --------------------------------------------------------
                                                                       2005                 2004                2003
                                                                  ----------------      --------------     ---------------
       Proceeds from sales                                           12,977,396      $    6,150,160    $      7,852,152
       Gross realized gains from sales                                   33,629             103,892              72,815
       Gross realized losses from sales                                 (40,800)            (59,930)            (43,214)

       Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

       The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

       Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company's overall asset/liability matching program.

       The Company's use of derivatives treated as fair value hedges has been nominal during the last three years. The ineffective portions of hedges had no material impact on net income during the years ended December 31, 2005, 2004 and 2003.

       Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa. Interest rate caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate maturity investments as well as to adjust the duration of the overall investment portfolio.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Hedge ineffectiveness in the amount of $567 was recorded as an increase to net investment income during the year ended December 31, 2005 and $3,534 and $125 were recorded as decreases to net investment income during the years ended December 31, 2004 and 2003, respectively.

       Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. Derivative gains in the amounts of $1,311, $975 and $1,024 were reclassified to net investment income during the years ended December 31, 2005, 2004 and 2003, respectively. As of December 31, 2005, the Company estimates that $1,031 of net derivative gains included in other comprehensive income will be reclassified into net investment income within the next twelve months.

       Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.

       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2004, the Company had one such security that has been created through the combination of a credit default swap and a U.S. Government Agency security. This security was sold prior to December 31, 2005.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at its fair value.

       Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), as amended. As such, periodic changes in the market value of these instruments are recorded in net investment income. During the year ended December 31, 2005, a decrease in the amount of $793 was recognized in net investment income from market value changes of derivatives not receiving hedge accounting treatment, while increases to net investment income in the amounts of $4,043 and $1,007 were recognized during the years ended December 31, 2004 and 2003, respectively. These amounts exclude the impact of the embedded derivative discussed in Note 3.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following tables summarize derivative financial instruments at December 31, 2005 and 2004:


                                                                         December 31, 2005
                                           -------------------------------------------------------------------------------
                                              Notional
                                               Amount                Strike / Swap Rate                   Maturity
                                           ---------------    ---------------------------------    -----------------------
                                                                                                       January 2006 -
      Interest rate swaps               $       360,013                2.72% - 6.54%                   February 2045

                                                                                                        July 2006 -
      Credit default swaps                      102,952                     N/A                        November 2007

      Foreign currency                                                                                  July 2006 -
       exchange contracts                        19,000                     N/A                        November 2006

      Options:
       Calls                                     22,000                   Various                      February 2006

      Futures:
       Ten year U.S. Treasury:
         Long position                            2,100                     N/A                          March 2006
       Five year U.S. Treasury:
         Long position                           23,500                     N/A                          March 2006
         Short position                          16,000                     N/A                          March 2006

      Total return swap:
         Receivable for coinsurance
         with funds withheld                    510,295                   Variable                     Indeterminable


                                                                        December 31, 2004
                                          -------------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                    Maturity
                                          --------------     --------------------------------     -----------------------

      Interest rate caps               $       300,000                   11.65%                        January 2005

                                                                                                     February 2006 -
      Interest rate swaps                      221,264                2.40% - 5.20%                     March 2031

                                                                                                      October 2005 -
      Credit default swaps                     145,085                     N/A                        November 2007

      Foreign currency                                                                                 June 2005 -
       exchange contracts                       27,585                     N/A                        November 2006
       Options:
        Calls                                   22,000                  Various                      February 2006

      Futures:
       Thirty year U.S. Treasury:
          Long position                         33,300                     N/A                          March 2005
          Short position                        15,000                     N/A                          March 2005
       Ten year U.S. Treasury:
          Long position                         18,600                     N/A                          March 2005
          Short position                        36,400                     N/A                          March 2005
       Five year U.S. Treasury:
          Long position                        113,000                     N/A                          March 2005
          Short position                         3,000                     N/A                          March 2005

      Total return swap:
         Receivable for coinsurance
         with funds withheld                 1,087,416                  Variable                      Indeterminable


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       Mortgage loans - The following table summarizes information with respect to impaired mortgage loans at December 31, 2005 and 2004:


                                                                                                 December 31,
                                                                                      ------------------------------------
                                                                                           2005                2004
                                                                                      ---------------     ----------------
      Loans, net of related allowance for credit losses of
        $6,213 and $13,000                                                         $       4,906       $       8,700
      Loans with no related allowance for credit losses                                     -                  5,560
      Average balance of impaired loans during the year                                   14,096               25,049
      Interest income recognized while impaired                                             750                 890
      Interest income received and recorded while impaired
        using the cash basis method of recognition                                          702                1,029

       As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $18,283 and $18,881 at December 31, 2005 and 2004, respectively.

       The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2005, 2004 and 2003:


                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                2004                2003
                                                                   ----------------    ---------------     ---------------
      Balance, January 1                                        $       30,339      $      31,889       $       55,654
      Release of provision                                              (8,000)             (3,192)             (9,817)
      Amounts written off, net of recoveries                            (6,678)               (304)            (15,766)
      Recoveries                                                            -                1,946               1,818
                                                                   ----------------    ---------------     ---------------
      Balance, December 31                                      $       15,661      $       30,339      $       31,889
                                                                   ================    ===============     ===============

       The changes to the allowance for mortgage loan credit losses are recorded in net realized gains on investments.

       Equity investments -The carrying value of the Company's equity investments was $524,212 and $637,434 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, the Company had investments in the amounts of $132,233 and $199,162, respectively, in an exchange-traded fund, which invests in corporate debt securities. Upon redemption of the fund, the Company has the option of receiving the underlying debt securities or the redemption value of the investment.

       At December 31, 2005 and 2004, the Company had $374,295 and $360,377, respectively, invested in limited partnerships and limited liability corporations. The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2005 and 2004 were $33,648 and $85,867, respectively.

       Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

       The Company had securities on deposit with governmental authorities as required by certain insurance laws with carrying values in the amounts of $63,688 and $60,353 at December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost in the amounts of $138,530 and $336,949 and estimated fair values in the amounts of $139,146 and $340,755 were on loan under the program at December 31, 2005 and 2004, respectively. The Company was liable for collateral under its control in the amounts of $145,193 and $349,913 at December 31, 2005 and 2004, respectively.

       Additionally, the fair value of margin deposits related to futures contracts was approximately $2,313 and $4,310 at December 31, 2005 and 2004, respectively.

       Impairment of fixed maturities and equity investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to market with the related net gain or loss, net of policyholder related amounts and deferred taxes, being recorded in other comprehensive income in the stockholder's equity section in the accompanying consolidated balance sheets. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

       The Company writes securities down to their fair values when it deems a security to be other-than-temporarily impaired. A realized loss is recorded in the period the securities are deemed to be so impaired, and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

       The assessment of whether an other-than-temporary impairment has occurred is based upon management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

       Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

        o    Fair value is significantly below cost.
        o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
        o The decline in fair value has existed for an extended period of time.
        o    A debt security has been downgraded by a rating agency.
        o    The financial condition of the issuer has deteriorated.
        o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

       While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

       The Company's portfolio of fixed maturities fluctuates in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary, even for periods exceeding one year.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following tables summarize unrealized investment losses by class of investment at December 31, 2005 and 2004. The Company considers these investments to be only temporarily impaired.



                                                                          December 31, 2005
                                 ---------------------------------------------------------------------------------------------------
                                     Less than twelve months           Twelve months or longer                     Total
                                 --------------------------------   -------------------------------     ----------------------------
                                  Estimated         Unrealized        Estimated        Unrealized        Estimated       Unrealized
        Fixed Maturities:         Fair value           Loss          Fair value           Loss          Fair value          Loss
    --------------------------   -------------     -------------    --------------    -------------     ------------    ------------
     U.S. Government
      direct obligations
      and U.S. agencies       $     1,332,248   $      20,663    $       327,392   $       7,975     $    1,659,640  $       28,638
    Obligations of U.S.
      states and their
      subdivisions                    355,708           4,876            190,828           7,326            546,536          12,202
    Foreign governments                10,997              56              2,863             137             13,860             193
    Corporate debt
      securities                    1,899,246          45,172            903,183          41,855          2,802,429          87,027
    Mortgage-backed
      and asset-backed
      securities                    1,590,209          26,855            714,946          26,469          2,305,155          53,324
                                 -------------     -------------    --------------    -------------     ------------    ------------
    Total fixed maturities          5,188,408   $      97,622    $     2,139,212   $      83,762     $    7,327,620  $      181,384
                                 =============     =============    ==============    =============     ============    ============
    Total equity
    investments                $       129,081  $       4,449    $        3,414   $         161      $      132,495   $       4,610
                                  ============     ============     =============    =============    =============    =============

                                                                          December 31, 2004
                                  --------------------------------------------------------------------------------------------------
                                     Less than twelve months           Twelve months or longer                    Total
                                  ------------------------------    ------------------------------    ------------------------------
                                   Estimated        Unrealized        Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:         Fair value           Loss          Fair value          Loss          Fair value          Loss
    --------------------------    ------------     -------------    --------------   -------------    -------------    -------------
     U.S. Government
      direct obligations
      and U.S. agencies        $       850,994  $       4,000    $       220,214          4,687    $    1,071,208   $        8,687
    Obligations of U.S.
      states and their
      subdivisions                     160,000          2,256            107,556          2,674           267,556            4,930
    Foreign governments                 59,208            193              8,525             25            67,733              218
    Corporate debt
      securities                       648,979         11,298            600,119         26,865         1,249,098           38,163
    Mortgage-backed
      and asset-backed
      securities                       555,898          7,605            283,131         14,029           839,029           21,634
                                  ------------     -------------    --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,275,079  $      25,352    $     1,219,545         48,280    $    3,494,624   $       73,632
                                  ============     =============    ==============   =============    =============    =============
    Total equity
    investments                $       109,411  $         652   $            867            403    $      110,278   $        1,055
                                  =============    ============    ===============   =============    =============    =============


       Fixed maturities - At December 31, 2005 and 2004, there were 1,134 and 480 securities, respectively, that had been in a loss position for less than twelve months with carrying values in the amounts of $5,188,408 and $2,275,079, respectively, and unrealized losses in the amounts of $97,622 and $25,352, respectively. At December 31, 2005 and 2004, less than 2% of these securities were rated non-investment grade. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       At December 31, 2005 and 2004, there were 641 and 410 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values in the amounts of $2,139,212 and $1,219,545, respectively, and unrealized losses in the amounts of $83,762 and $48,280, respectively.

       For the years ended December 31, 2005 and 2004, the Company recorded other-than-temporary impairments in the fair value of its available-for-sale investments in the amounts of $12,958 and $13,167, respectively.

       The Company has fixed maturity securities with fair values in the amounts of $13,312 and $19,518 that have been non-income producing for the twelve months preceding December 31, 2005 and 2004, respectively.

       U.S. Government direct obligations and U.S. agencies, obligations of U.S. states and their subdivisions and foreign governments - The unrealized losses on the Company's investments in U.S. Government direct obligations and U.S. agencies, obligations of U.S. States and their subdivisions, and foreign governments as of December 31, 2005 and 2004 were caused by market interest rate increases since the securities were acquired. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. All of these investments are rated A and above. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Mortgage-backed and asset-backed securities - Six issues have been in a continuous loss position for twelve months or longer with a fair value of $40,129 and a loss of $2,948 due to decrease in credit quality. Five of these six issues have manufactured housing collateral. The Company recognized other-than-temporary impairment of $4,001 on three of these securities during the year ended December 31, 2005. While the Company is in an unrealized loss position on these securities, payments continue to be made under their original terms and the Company believes the collateral is sufficient to repay remaining outstanding principal. All remaining losses in both categories are related to market interest rate increases since the purchase of the securities. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Corporate debt securities - In the automobile related industry, 12 securities have been in a loss position for less than twelve months with losses of $10,847. One security has been in a loss position for twelve months or longer with a loss of $1,946. There were 2 automobile industry securities upon which $7,992 of impairment write-downs were recognized during the year ended December 31, 2005. Based on the Company's analysis of the liquidity of the issuers of these investments, the Company considers the remaining principal to be fully recoverable under the contractual terms of the investments.

       In the airline industry, there were no securities in a loss position for less than twelve months. Twenty issues were in a loss position for twelve months or longer with losses of $1,829. There were 8 airline industry securities upon which $363 of impairment write-downs were recognized during the year ended December 31, 2005. Based on current and anticipated debt restructure agreements on these investments, the Company considers the remaining principal to be fully recoverable.

       The telephone and telecommunications industry has 25 securities with unrealized losses of $3,384 for less than twelve months and $3,798 for twelve months or longer. In the electric/utilities industry, there were 38 securities in a loss position for less than twelve months with an unrealized loss of $8,911. There were 40 securities in a loss position for twelve months or longer with an unrealized loss of $5,427. Less than $750 of the unrealized losses in these industries were related to a decrease in credit quality. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The remaining unrealized losses on the Company's investments in corporate debt securities in both categories are not concentrated in any one industry. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Equity investments - At December 31, 2005 and 2004, the Company had unrealized losses on equity investments in the amounts of $4,610 and $1,055, respectively. The increase in unrealized loss is primarily a result of the decline in market value of an exchange-traded bond fund whose value fluctuates with interest rates. Of the total unrealized loss of $4,610, $4,449 has been in a loss position for less than twelve months. At December 31, 2005, the Company has no information indicating that any of these investments are other-than-temporarily impaired.

5.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2005 and 2004:


                                                             December 31,                          December 31,
                                                  -----------------------------------    ----------------------------------
                                                                 2005                                  2004
                                                  -----------------------------------    ----------------------------------
                                                     Carrying           Estimated           Carrying          Estimated
                                                      Amount            Fair Value           Amount           Fair Value
                                                  ---------------     ---------------    ---------------    ---------------
      ASSETS:
       Fixed maturities and
        short-term investments                 $     14,837,466    $     14,837,466   $     13,933,306   $     13,933,306
       Equity investments                               524,212             524,212            637,434            637,434
       Mortgage loans on
        real estate                                   1,460,559           1,471,642          1,543,507          1,511,437
       Policy loans                                   3,715,888           3,715,888          3,548,225          3,548,225
       Derivatives                                        4,695               4,695              4,100              4,100
       Reinsurance receivable                           911,121             911,121          1,333,349          1,333,349

      LIABILITIES:
       Annuity contract reserves
        without life contingencies                    5,727,506           5,725,027          4,831,428          4,833,755
       Policyholders' funds                             348,937             348,937            327,409            327,409
       Due to parent and affiliates                     240,929             241,064            220,823            221,674
       Commercial paper                                  95,064              95,064             95,044             95,044
       Derivatives                                       12,789              12,789             13,563             13,563
       Repurchase agreements                            755,905             755,905            563,247            563,247

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company's financial instruments.

       The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value of fixed maturity and equity investments that are not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. The fair value of a cost method investment is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

       Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair value approximates carrying value.

       The estimated fair value and carrying amount of reinsurance receivables at December 31, 2005 and 2004 includes $(34,063) and $13,372, respectively, representing the estimated fair value of the embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC (See Note 3). Valuation of the derivative is based upon the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current interest crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount since the Company can change the interest crediting rates with 30 days notice.

       The estimated fair value of the notes payable to GWL&A Financial and GWL is based upon discounted cash flows at current market rates on high quality investments.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of these liabilities.

       Included in other assets at December 31, 2005 and 2004, are derivative financial instruments in the amounts of $4,695 and $4,100 respectively. Included in other liabilities at December 31, 2005 and 2004, are derivative financial instruments in the amounts of $12,789 and $13,563, respectively. The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps, which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors.

6.     ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for uninsured accident and health insurance plan claims paid on behalf of customers and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health insurance plan claims and premiums in course of collection. Management's judgment is based upon past loss experience and current and projected economic conditions.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Activity in the allowances for amounts receivable related to uninsured accident and health insurance plan claims paid on behalf of customers is as follows:


                                                                         2005               2004                2003
                                                                    ----------------    --------------     ---------------
      Balance, January 1                                         $        22,938     $       32,329     $        42,144
      Amounts acquired by reinsurance                                       (394)            (1,859)                  -
      Provisions charged (reversed) to operations                           (507)              (517)              1,460
      Amounts written off, net of recoveries                              (3,633)            (7,015)            (11,275)
                                                                    ----------------    --------------     ---------------
      Balance, December 31                                       $        18,404     $       22,938     $        32,329
                                                                    ================    ==============     ===============

       Activity in the allowances for premiums in course of collection is as follows:

                                                                         2005               2004                2003
                                                                    ----------------    --------------     ---------------
      Balance, January 1                                         $        7,751      $        9,768     $        12,011
      Amounts acquired by reinsurance                                       (97)               (300)                  -
      Provisions charged (reversed) to operations                        (1,559)                 17               1,889
      Amounts written off, net of recoveries                               (868)             (1,734)             (4,132)
                                                                    ----------------    --------------     ---------------
      Balance, December 31                                       $        5,227      $        7,751     $         9,768
                                                                    ================    ==============     ===============

7.     REINSURANCE

       The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability of $3,500 of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2005 and 2004, the reinsurance receivables had carrying values in the amounts of $911,121 and $1,333,349, respectively. Included in these amounts are $654,965 and $1,072,940 at December 31, 2005 and 2004, respectively, associated with reinsurance agreements with related parties. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2005 or 2004.

       In addition to the indemnity reinsurance agreement entered into with CLAC (See Note 3), the Great-West Healthcare division of the Company entered into a reinsurance agreement, effective January 1, 2003, with Allianz Risk Transfer (Bermuda) Limited ("Allianz") to cede 90% in 2003, 75% in 2004 and 40% in 2005 of direct written group health stop-loss and excess loss activity. This agreement was terminated on December 31, 2005.

       The following table summarizes life insurance in-force and total premium income at, and for the year ended, December 31, 2005:


                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in-force:
       Individual              $   50,652,853     $    (12,886,784)   $   16,347,463     $    54,113,532         30.2%
       Group                       43,537,222                 (211)            -              43,537,011          0.0%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $   94,190,075     $    (12,886,995)   $    16,347,463    $    97,650,543


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Premium income:
       Life insurance          $      392,489     $       (51,946)    $      357,134     $       697,677         51.2%
       Accident/health                555,506            (231,489)           197,113             521,130         37.8%
       Annuities                        4,677                (757)             2,409               6,329         38.1%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $      952,672     $      (284,192)    $      556,656     $     1,225,136
                                 ================   ================    ===============    ================

       The following table summarizes life insurance in-force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                                                Percentage
                                                                                                                 of Amount
                                     Written          Reinsurance         Reinsurance                             Assumed
                                     Direct              Ceded              Assumed              Net              to Net
                                 ----------------   ----------------    ----------------   ----------------    --------------
      Life insurance in-force
       Individual              $    50,946,388    $   (12,925,504)    $    14,080,477    $     52,101,361           27.0%
       Group                        48,101,396           (501,200)          1,142,649          48,742,845            2.3%
                                 ----------------   ----------------    ----------------   ----------------
           Total               $    99,047,784    $   (13,426,704)    $    15,223,126    $    100,844,206
                                 ================   ================    ================   ================

      Premium income:
       Life insurance          $       416,157    $       (54,610)    $       157,351    $       518,898            30.3%
       Accident/health                 628,257           (377,632)           (103,721)           146,904          (70.6)%
       Annuities                           745               (953)              5,474              5,266           103.9%
                                 ----------------   ----------------    ----------------   ----------------
           Total               $     1,045,159    $      (433,195)    $        59,104    $       671,068
                                 ================   ================    ================   ================

       The following table summarizes life insurance in-force and life and accident/health premiums at, and for the year ended, December 31, 2003:

                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in-force:
       Individual              $    49,590,015    $    (16,483,477)   $    18,054,587    $    51,161,125         35.3%
       Group                        49,150,866             (18,941)        53,570,393        102,702,318         52.2%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $    98,740,881    $    (16,502,418)   $    71,624,980    $   153,863,443
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       355,791    $        (44,118)   $     1,301,560    $     1,613,233         80.7%
       Accident/health                 678,516            (423,592)           321,996            576,920         55.8%
       Annuities                         4,800                (500)            58,444             62,744         93.1%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $     1,039,107    $       (468,210)   $     1,682,000    $     2,252,897
                                 ================   ================    ===============    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 corporate credit facility. (See Note 17).

       The following table provides information regarding the Company's commercial paper program at December 31, 2005 and 2004:

                                                                                         December 31,
                                                                     ------------------------------------------------------
                                                                               2005                         2004
                                                                     --------------------------   --------------------------
      Commercial paper outstanding                                           $ 95,064                     $ 95,044
      Maturity range (days)                                                   10 - 86                      10 - 66
      Interest rate range                                                  3.99% - 4.48%                2.18% - 2.50%

9.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

       At December 31, 2005 and 2004, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2005 and 2004.

       The Company's net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles and practices, for the years ended December 31, 2005, 2004 and 2003 are as follows:


                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                      2005                2004                 2003
                                                                 ----------------    ----------------     ----------------
                                                                   (Unaudited)
      Net income (loss)                                       $       391,631     $        402,341     $        (75,626)
      Capital and surplus                                           1,514,203            1,477,464            1,281,191

       Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. Dividends in the amounts of $221,358, $163,230 and $75,711, were paid on the Company's common stock during the years ended December 31, 2005, 2004 and 2003, respectively.

       The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at December 31, 2005 were $1,514,203 and $411,925, respectively. The Company should be able to pay up to $411,925 (unaudited) of dividends in 2006.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


10.    OTHER COMPREHENSIVE INCOME

       The following table presents the composition of other comprehensive income for the year ended December 31, 2005:


                                                                                Year Ended December 31, 2005
                                                                  ----------------------------------------------------------
                                                                    Before-Tax          Tax (Expense)          Net-of-Tax
                                                                      Amount             or Benefit              Amount
                                                                  ----------------    ------------------     ---------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to cash
        flow hedges                                            $         5,753     $        (2,014)       $          3,739
      Unrealized holding gains (losses) arising
        during the period                                             (256,982)             89,142                (167,840)
      Less:  reclassification adjustment for (gains)
        losses realized in net income                                   (3,474)              1,216                  (2,258)
                                                                  ----------------    ------------------     ---------------
      Net unrealized gains (losses)                                   (254,703)             88,344                (166,359)
      Reserve and deferred policy acquisition
        costs adjustment                                                63,393             (22,314)                 41,079
                                                                  ----------------    ------------------     ---------------
      Net unrealized gains (losses)                                   (191,310)             66,030                (125,280)
      Minimum pension liability adjustment                             (15,897)              5,564                 (10,333)
                                                                  ----------------    ------------------     ---------------
      Other comprehensive income (loss)                        $      (207,207)    $        71,594        $       (135,613)
                                                                  ================    ==================     ===============

       The following table presents the composition of other comprehensive income for the year ended December 31, 2004:

                                                                                Year Ended December 31, 2004
                                                                  ----------------------------------------------------------
                                                                    Before Tax         Tax (Expense)          Net of Tax
                                                                      Amount              Benefit               Amount
                                                                  ---------------     -----------------     ----------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to cash
        flow hedges                                            $          7,326     $        (2,564)      $        4,762
      Unrealized holding gains (losses) arising
         during the period                                             (12,706)              4,448               (8,258)
      Less: reclassification adjustment for (gains)
        losses realized in net income                                  (35,908)             12,567              (23,341)
                                                                  ---------------     -----------------     ----------------
      Net unrealized gains (losses)                                    (41,288)             14,451              (26,837)
      Reserve and deferred policy acquisition
       costs adjustment                                                 35,773             (12,521)              23,252
                                                                  ---------------     -----------------     ----------------
      Net unrealized gains (losses)                                     (5,515)              1,930               (3,585)
      Minimum pension liability adjustment                              (8,370)              2,930               (5,440)
                                                                  ---------------     -----------------     ----------------
      Other comprehensive income (loss)                        $       (13,885)    $         4,860       $       (9,025)
                                                                  ===============     =================     ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                                Year Ended December 31, 2003
                                                                  ---------------------------------------------------------
                                                                    Before-Tax         Tax (Expense)          Net-of-Tax
                                                                      Amount              Benefit               Amount
                                                                  ----------------    -----------------    -----------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to
        cash flow hedges                                         $      (18,159)   $          6,356     $        (11,803)
      Unrealized holding gains (losses) arising
        during the period                                                12,967              (4,538)               8,429
      Less:  reclassification adjustment for (gains)
        losses realized in net income                                   (22,824)              7,989              (14,835)
                                                                  ----------------    -----------------    -----------------
         Net unrealized gains (losses)                                  (28,016)              9,807              (18,209)
      Reserve and deferred policy
        acquisition costs adjustment                                    (12,553)              4,393               (8,160)
                                                                  ----------------    -----------------    -----------------
      Net unrealized gains (losses)                                     (40,569)             14,200              (26,369)
      Minimum pension liability adjustment                               5,498               (1,925)               3,573
                                                                  ----------------    -----------------    -----------------
      Other comprehensive income (loss)                          $      (35,071)   $         12,275     $        (22,796)
                                                                  ================    =================    =================

11. NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       The following table summarizes net investment income for the years ended December 31, 2005, 2004 and 2003:

                                                                                   Year Ended December 31,
                                                                   --------------------------------------------------------
                                                                        2005                 2004                2003
                                                                   ---------------     -----------------    ---------------
      Investment income:
       Fixed maturities and short-term investments              $       762,683     $        688,096     $        666,849
       Equity investments                                                18,899               10,749                4,703
       Mortgage loans on real estate                                     93,230              104,902               85,966
       Policy loans                                                     202,946              203,127              195,633
       Other, including interest income from related
         parties of $32,723, $60,922 and $47,584                         22,377               64,149               67,614
                                                                   ---------------     -----------------    ---------------
                                                                      1,100,135            1,071,023            1,020,765
      Investment expenses, including interest on
       amounts charged by related parties
       of $14,396, $15,189 and $14,345                                   27,607               37,716               32,365
                                                                   ---------------     -----------------    ---------------
      Net investment income                                     $     1,072,528     $      1,033,307     $        988,400
                                                                   ===============     =================    ===============

       The following table summarizes net realized gains on investments for the years ended December 31, 2005, 2004 and 2003:

                                                                                   Year Ended December 31,
                                                                   --------------------------------------------------------
                                                                        2005                 2004                2003
                                                                   ---------------     -----------------    ---------------
      Net realized gains (losses):
       Fixed maturities and short-term investments              $      (20,129)     $         34,960     $         26,621
       Equity investments                                               43,884                 8,040                1,013
       Mortgage loans on real estate                                       625                 5,318                2,911
       Other                                                              (81)                   (13)                 -
       Provisions for mortgage impairments                              14,678                 9,642                9,015
                                                                   ---------------     -----------------    ---------------
      Net realized gains on investments                         $       38,977      $         57,947     $         39,560
                                                                   ===============     =================    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Included in net investment income and net realized gains on investments are amounts allocable to the participating fund account. This allocation is based on the activity in a specific block of invested assets that are segmented for the benefit of the participating fund account. The amount of net investment income allocated to the participating fund account was $351,149, $367,558, and $343,504 for the years ended December 31, 2005,
       2004 and 2003, respectively. The amount of net realized gains (losses) allocated to the participating fund account was $(3,300), $8,504, and $8,236 for the years ended December 31, 2005, 2004 and 2003, respectively.

12.    EMPLOYEE BENEFIT PLANS

       Defined benefit pension and post-retirement medical plans - The Company has a noncontributory defined benefit pension plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee's years of service and compensation levels near retirement. The Company's policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

       The Company sponsors an unfunded post-retirement medical plan (the "medical plan") that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The following table summarizes changes in the benefit obligations and plan assets for the Company's defined benefit pension plan and its unfunded post-retirement medical plan for the years ended December 31, 2005, 2004 and 2003:


                                              Defined Benefit Pension Plan                 Post-Retirement Medical Plan
                                        ------------------------------------------    ----------------------------------------
                                                 Year Ended December 31,                      Year Ended December 31,
                                        ------------------------------------------    ----------------------------------------
                                           2005          2004            2003            2005          2004           2003
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Change in projected
       benefit obligation:
      Benefit obligation,
       January 1                     $   238,024      212,963      $      186,047  $     50,074         44,105  $     31,242
      Service cost                         8,498        8,576               8,269         2,385          2,891         2,046
      Interest cost                       14,537       13,317              12,275         2,421          2,735         2,269
      Actuarial (gain) loss               21,658        9,781              12,746        (2,813)         1,482         9,614
      Benefits paid                       (7,071)      (6,613)            (6,374)        (1,089)        (1,139)       (1,066)
      Plan change                             -             -                -          (34,965)            -            -
      Canada Life plan merger                 -             -                -            7,910             -            -
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Benefit obligation,
       December 31                   $    275,646       238,024    $      212,963  $     23,923         50,074   $     44,105
                                        ===========   ============    ============    ============   ==========    ===========

                                              Defined Benefit Pension Plan                 Post-Retirement Medical Plan
                                        ------------------------------------------    ----------------------------------------
                                                 Year Ended December 31,                      Year Ended December 31,
                                        -----------   ------------    ------------    ------------   ----------    -----------
                                           2005          2004            2003            2005          2004           2003
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Change in plan assets:
       Fair value of plan
        assets, January 1            $    198,964       189,319    $    163,316    $        -              -    $        -
      Actual return on plan
        assets                             16,860        13,058          32,377             -              -             -
      Employer contributions                  -           3,200             -             1,089         1,139         1,066
      Benefits paid                        (7,071)       (6,613)         (6,374)         (1,089)       (1,139)      (1,066)
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Fair value of plan
       assets, December 31           $    208,753       198,964    $    189,319    $        -              -    $        -
                                        ===========   ============    ============    ============   ==========    ===========

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)



                                               Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                                 Year Ended December 31,                      Year Ended December 31,
                                        -------------------------------------------   ----------------------------------------
                                           2005          2004             2003           2005          2004          2003
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Funded (unfunded)
       status                        $    (66,893)  $   (39,060)   $    (23,643)    $   (23,923)  $   (50,074) $     (44,105)
      Unrecognized net
       actuarial loss                      67,055        50,682          41,777          11,879        14,532         13,715
      Unrecognized prior
       service cost                           832         1,464           2,095         (41,063)       (7,965)        (8,679)
      Contributions after
        measurement date and
        before fiscal year end
                                            4,700           -               -               -             -             -
      Unrecognized net
       obligation or (asset)
       at transition                       (9,085)      (10,599)        (12,113)            -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
       Net amount recognized               (3,391)        2,487           8,116         (53,107)      (43,507)       (39,069)
      Additional minimum
       liability                          (39,148)      (24,158)        (16,419)            -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Prepaid benefit cost
       (accrued benefit
       liability)                         (42,539)      (21,671)         (8,303)        (53,107)      (43,507)       (39,069)
      Intangible asset                        832         1,464           2,095             -             -             -
       Accumulated other
       comprehensive
       income adjustments                  38,316        22,694          14,324             -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Net amount recognized          $     (3,391)  $     2,487    $      8,116     $   (53,107)  $   (43,507)  $    (39,069)
                                        ===========   ============    =============   ===========   ===========   ============

      Increase (decrease) in
       minimum liability
       included in other
       comprehensive income          $     10,155   $     5,440    $     (3,573)
                                        ===========   ============    =============

                                                          Expected Benefit Payments Year Ended December 31,
                                        --------------------------------------------------------------------------------------
                                                                                                                     2011
                                                                                                                    Through
                                           2006          2007            2008            2009          2010          2015
                                        -----------   ------------   --------------   -----------   -----------   ------------
      Defined benefit
       pension plan                  $     8,013    $     8,544    $     9,255       $    9,938   $     10,532   $    68,571
      Post-retirement
       medical plan                          832            975          1,151            1,299          1,488        10,723


      During December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. Under the Act, which takes effect on January 1, 2006, employers who sponsor postretirement plans that provide for a prescription drug benefit under Medicare Part D may be entitled to a subsidy payment. In conjunction with the effect of this legislation, the Company amended its post-retirement medical plan, whereby it eliminated the provision of medical benefits for retired employees past the age of 65. This amendment resulted in a reduction of the Company's estimated post-retirement medical plan benefit obligation in the amount of $34,965. On January 1, 2005, the United States employees of CLAC became participants in the Company's post-retirement medical benefit plan.

      The accumulated benefit obligation for all defined benefit pension plans was $255,992 and $220,635 at December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


      The following table presents the components of net periodic benefit cost for the years ended December 31, 2005, 2004 and 2003:



                                              Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                                Years Ended December 31,                    Years Ended December 31,
                                      ---------------------------------------------   -------------------------------------
                                          2005           2004             2003           2005         2004         2003
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Components of net
        periodic benefit cost:
      Service cost                 $       8,498    $     8,576    $       8,269     $    2,385    $   2,891    $   2,046
      Interest cost                       14,537         13,317           12,275          2,421        2,735        2,269
      Expected return on
        plan assets                      (15,610)       (14,933)         (12,954)            -            -            -
      Amortization of
         transition obligation            (1,514)        (1,514)          (1,514)            -            -            -
      Amortization of
         unrecognized prior
         service costs                       632            632              632         (1,868)        (713)        (713)
      Amortization of loss
       from earlier periods                4,035          2,751             3,489           532          664          261
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Net periodic benefit
        cost                       $      10,578    $     8,829    $      10,197     $    3,470    $   5,577    $    3,863
                                      =============   ============    =============   ===========   ==========   ==========

       The following table presents the assumptions used in determining benefit obligations for the years ended December 31, 2005, 2004 and 2003:



                                              Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                      ---------------------------------------------   -------------------------------------
                                                Year Ended December 31,                     Year Ended December 31,
                                      ---------------------------------------------   -------------------------------------
                                          2005           2004             2003           2005         2004         2003
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Discount rate                      5.750%          6.00%            6.25%          5.750%       6.00%        6.25%
      Expected return on
        plan asset                       8.00%           8.00%            8.00%           -             -            -
      Rate of compensation
        increase                         3.19%           3.19%            3.44%           -             -            -


       The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

       Assumed healthcare cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 9.5% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014.

       The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:


                                                                                One Percentage            One Percentage
                                                                                Point Increase            Point Decrease
                                                                             ----------------------    ---------------------
      Increase (decrease) on total of service and interest cost
        on components                                                     $             400         $            (338)
      Increase (decrease) on post-retirement benefit obligation                       2,882                    (2,484)


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


      The following table presents how the Company's pension plan assets are invested at December 31, 2005 and 2004:


                                                                                             December 31,
                                                                             ----------------------------------------------
                        Asset Category:                                              2005                     2004
                                                                             ----------------------    --------------------
                          Equity securities                                           68%                       64%
                          Debt securities                                             27%                       29%
                          Real estate                                                  4%                        -
                          Other                                                        1%                        7%
                                                                             ----------------------    --------------------
                                 Total                                               100%                      100%
                                                                             ======================    ====================



       The following table presents the Company's target allocation for invested plan assets at December 31, 2006:



                        Asset Category:                                         December 31, 2006
                                                                            -----------------------
                          Equity securities                                            60%
                          Debt securities                                              30%
                          Other                                                        10%
                                                                            -----------------------
                                 Total                                                100%
                                                                            =======================

       The Company does not expect to make contributions to its pension plan during the year ended December 31, 2006.

       The investment objective of the defined benefit pension plan is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

       Supplemental executive retirement plan - The Company also provides supplemental executive retirement plans to certain key executives. This plan provides key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The Company's expense for this plan was $3,732, $3,183 and $3,290 for the years ended December 31, 2005, 2004 and
       2003, respectively. The liability associated with this plan was $35,348 and $29,378 at December 31, 2005 and 2004, respectively, and is included in other liabilities in the accompanying consolidated balance sheets.

      The following table summarizes changes in the benefit obligations and plan assets for the Company's supplemental executive retirement plans for the years ended December 31, 2005, 2004 and 2003:


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Change in projected benefit obligation:
      Benefit obligation, January 1                             $     36,299         $     30,441       $     29,873
      Service cost                                                       818                  767                611
      Interest cost                                                    2,147                1,871              2,022
      Plan amendments                                                  4,261                  318                 -
      Actuarial (gain) loss                                            3,186                3,617            (2,078)
      Special termination benefits                                       -                    225                954
      Benefits paid                                                     (940)                (940)              (941)
                                                                   ---------------      ---------------    ---------------
      Benefit obligation, December 31                           $     45,771       $       36,299     $       30,441
                                                                   ===============      ===============    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Change in plan assets:
      Fair value of plan assets, January 1                      $           -        $           -      $           -
      Employer contributions                                              940                  940                941
      Benefits paid                                                      (940)                (940)              (941)
                                                                   ---------------      ---------------    ---------------
      Fair value of plan assets, December 31                    $           -        $           -      $           -
                                                                   ===============      ===============    ===============


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Unfunded status                                           $     (45,771)       $     (36,299)     $     (30,441)
      Unrecognized net actuarial gain                                   8,327                5,310              1,718
      Unrecognized prior service cost                                   9,096                5,433              5,660
                                                                   ---------------      ---------------    ---------------
      Net amount recognized                                     $      (28,348)      $     (25,556)     $     (23,063)
                                                                   ===============      ===============    ===============

      Accrued benefit cost                                            (35,348)             (29,378)           (24,942)
      Intangible asset                                                  6,726                3,578              1,687
      Accumulated other comprehensive income                              274                  244                192
                                                                   ---------------      ---------------    ---------------
      Net amount recognized                                           (28,348)             (25,556)           (23,063)
                                                                   ===============      ===============    ===============
      Increase in minimum liability included
         in other comprehensive income                          $     178            $           -      $           -
                                                                   ===============      ===============    ===============



                                                       Expected Benefit Payments Year Ended December 31,
                                  --------------------------------------------------------------------------------------------
                                                                                                                    2011
                                                                                                                   Through
                                     2006            2007           2008           2009            2010             2015
                                  -----------     -----------    -----------    -----------     ------------    --------------
      Supplemental
         Executive
         Retirement Plan      $      2,167     $     2,379    $     2,196    $     2,511     $     2,698     $    15,796


       The following table presents the components of net periodic benefit cost for the years ended December 31, 2005, 2004 and 2003:



                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Components of net periodic benefit cost:
      Service cost                                              $          818       $          767     $         611
      Interest cost                                                      2,147                1,871             2,022
      Amortization of unrecognized prior service costs                     598                  545               545
      Amortization of loss from prior periods                              169                    -               112
                                                                   ---------------      ---------------    ---------------
      Net periodic benefit cost                                 $        3,732        $       3,183      $      3,290
                                                                   ===============      ===============    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table presents the assumptions used in determining benefit obligations for the years ended December 31, 2005, 2004 and 2003:


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Discount rate                                                     5.75%                6.00%              6.25%
      Rate of compensation increase                                     6.00%                6.00%              6.00%


       Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2005, 2004 and 2003 were $8,153, $7,522 and $6,646, respectively.

       The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $17,837 and $16,810 at December 31, 2005 and 2004, respectively. The participant deferrals earned interest at the average rate of 6.08% and 6.56% during the years ended December 31, 2005 and 2004, respectively. The interest rate is based on the Moody's Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.70% to 8.30% for retired participants. Interest expense related to this plan was $1,199, $1,184 and $1,087 for the years ended December 31, 2005, 2004 and
       2003, respectively.

       The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under
       Section 401 of the Internal Revenue Code.

       Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $6,055 and $6,339 at December 31, 2005 and 2004, respectively. The participant deferrals earned interest at the average rate of 4.50% during both years ended December 31, 2005 and 2004. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $282, $291 and $362 for the years ended December 31, 2005, 2004 and 2003, respectively.

       The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $10,633 and $9,246 at December 31, 2005 and 2004, respectively. Unrealized gains(losses) on invested participant deferrals were $542 and $963 for the years ended December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


13.     FEDERAL INCOME TAXES

       The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective federal income tax rate for the years ended December 31, 2005, 2004 and 2003:


                                                                                 Year Ended December 31,
                                                                ----------------------------------------------------------
                                                                    2005                2004               2003
                                                                --------------      -------------     ----------------
      Statutory federal income tax rate                               35.0       %       35.0      %        35.0        %
      Income tax effect of:
        Reduction in tax contingency                                  (0.2)              (0.3)              (2.1)
        Investment income not subject to federal tax                  (1.0)              (1.3)              (2.1)
        Tax credits                                                   (3.8)              (2.4)               -
        State income taxes, net of federal benefit                     0.7                0.2                0.6
        Other, net                                                    (0.4)               0.3                1.2
                                                                --------------      -------------     ----------------
      Effective federal income tax rate                               30.3       %       31.5      %        32.6        %
                                                                ==============      =============     ================

       The Company has reduced its liability for tax contingencies in each of the last three years due to the completion of Internal Revenue Service examinations.

       Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2005 and 2004, are as follows:


                                                                                  December 31,
                                                      ----------------------------------------------------------------------
                                                                    2005                                 2004
                                                      --------------------------------      --------------------------------
                                                         Deferred          Deferred           Deferred           Deferred
                                                           Tax                Tax                Tax               Tax
                                                          Asset            Liability            Asset           Liability
                                                      ---------------    --------------     --------------     -------------
      Policyholder reserves                        $      427,604     $          -       $      334,357     $          -
      Deferred policy acquisition costs                       -              150,079                -              127,563
      Deferred acquisition cost proxy tax                 235,243                -              137,867                -
      Investment assets                                       -              106,973                -              242,297
      NOL carryforward                                    100,044                -                  -                  -
      Other                                                   -              315,794             36,481                -
                                                      ---------------    --------------     --------------     -------------
           Total deferred taxes                    $      762,891     $      572,846     $      508,705     $      369,860
                                                      ===============    ==============     ==============     =============

       Amounts presented for investment assets above include $2,539 and $75,726 related to the unrealized gains on the Company's fixed maturities, which are classified as available-for-sale at December 31, 2005 and 2004, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account at December 31, 2005 and 2004 was $0 and $7,742, respectively.

       The Company, together with certain of its subsidiaries, and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis. Certain other subsidiaries file their federal income tax returns separately.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Included in due from parent and affiliates at December 31, 2005 and 2004 is $13,661 and $38,789, respectively, of income taxes receivable from GWLA Financial related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheet at December 31, 2005 is $5,128 of income taxes receivable related to the separate federal income tax returns filed by certain subsidiaries and other state income tax receivables. Included in the consolidated balance sheet at December 31, 2004 is $33,337 of income tax liabilities related to the separate federal income tax returns filed by certain subsidiaries and other state income tax liabilities.

14.    SEGMENT INFORMATION

       The Company has two reportable business segments: Great-West Healthcare and Financial Services. The Great-West Healthcare segment markets and administers group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to individuals, public and not-for-profit employers and corporations, and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has its own unique distribution channels.

       The accounting policies of each of the segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       The following tables summarize segment financial information for the year ended and as of December 31, 2005:


                                                                              Year Ended December 31, 2005
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    -----------------
      Revenue:
       Premium income                                      $        678,333      $        546,803       $       1,225,136
       Fee income                                                   663,932               300,767                 964,699
       Net investment income                                         66,687             1,005,841               1,072,528
       Net realized gains on investments                             18,098                20,879                  38,977
                                                              ------------------    -------------------    ----------------
      Total revenue                                               1,427,050             1,874,290               3,301,340
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                     495,181             1,297,281               1,792,462
       Operating expenses                                           673,568               302,310                 975,878
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                 1,168,749             1,599,591               2,768,340
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                      258,301               274,699                 533,000
      Income taxes                                                   85,641                75,804                 161,445
                                                              ------------------    -------------------    ----------------
      Net income                                           $        172,660      $        198,895       $         371,555
                                                              ==================    ===================    ================

                                                                                   December 31, 2005
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Assets:                                                    Healthcare              Services               Total
      -------                                                 ------------------    -------------------    ----------------
      Investments                                          $        2,033,463    $       18,509,321     $      20,542,784
      Other assets                                                    277,996             2,502,910             2,780,906
      Separate account assets                                          -                 14,455,710            14,455,710
                                                              ------------------    -------------------    ----------------
      Total assets                                         $        2,311,459    $       35,467,941     $      37,779,400
                                                              ==================    ===================    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       The following tables summarize segment financial information for the year ended and as of December 31, 2004:


                                                                              Year Ended December 31, 2004
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    ----------------
      Revenue:
       Premium income                                      $        261,957      $        409,111       $         671,068
       Fee income                                                   649,113               266,531                 915,644
       Net investment income                                         46,253               987,054               1,033,307
       Net realized gains on investments                             15,248                42,699                  57,947
                                                              ------------------    -------------------    ----------------
      Total revenue                                                 972,571             1,705,395               2,677,966
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                      68,306             1,165,307               1,233,613
       Operating expenses                                           680,563               287,150                 967,713
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                   748,869             1,452,457               2,201,326
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                      223,702               252,938                 476,640
      Income taxes                                                   74,541                75,679                 150,220
                                                              ------------------    -------------------    ----------------
      Net income                                           $        149,161      $        177,259       $         326,420
                                                              ==================    ===================    ================


                                                                                   December 31, 2004
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Assets:                                                    Healthcare              Services               Total
      -------                                                 ------------------    -------------------    ----------------
      Investments                                          $        1,564,147    $       18,098,325     $      19,662,472
      Other assets                                                    276,778             2,998,700             3,275,478
      Separate account assets                                          -                 14,155,397            14,155,397
                                                              ------------------    -------------------    ----------------
      Total assets                                         $        1,840,925    $       35,252,422     $      37,093,347
                                                              ==================    ===================    ================


       The following tables summarize segment financial information for the year ended and as of December 31, 2003:


                                                                              Year Ended December 31, 2003
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    ----------------
      Revenue:
       Premium income                                      $         838,194     $        1,414,703     $       2,252,897
       Fee income                                                    607,369                232,703               840,072
       Net investment income                                          72,191                916,209               988,400
       Net realized gains on investments                              10,340                 29,220                39,560
                                                              ------------------    -------------------    ----------------
      Total revenue                                                1,528,094              2,592,835             4,120,929
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                      567,603              2,116,001             2,683,604
       Operating expenses                                            699,146                266,538               965,684
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                  1,266,749              2,382,539             3,649,288
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                       261,345                210,296               471,641
      Income taxes                                                    88,104                 65,516               153,620
                                                              ------------------    -------------------    ----------------
      Net income                                           $         173,241     $          144,780     $         318,021
                                                              ==================    ===================    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       The following table, which summarizes premium and fee income by segment, presents supplemental information for the years ended December 31, 2005, 2004 and 2003:


                                                                                Year Ended December 31,
                                                              -------------------------------------------------------------
                                                                    2005                   2004                 2003
                                                              ------------------    -------------------    ----------------
      Premium Income:
      Great-West Healthcare:
      Group Life & Health                                  $        678,333      $        261,957       $        838,194
                                                              ------------------    -------------------    ----------------
           Total Great-West Healthcare                              678,333               261,957                838,194
                                                              ------------------    -------------------    ----------------
      Financial Services:
      Retirement Services                                             6,277                 1,640                    824
      Individual Markets                                            540,526               407,471              1,413,879
                                                              -------------------    ----------------      ----------------

           Total Financial Services                                 546,803               409,111              1,414,703
                                                              ------------------    -------------------    ----------------
      Total premium income                                 $      1,225,136      $        671,068       $      2,252,897
                                                              ==================    ===================    ================

                                                                                Year Ended December 31,
                                                              -------------------------------------------------------------
                                                                    2005                   2004                 2003
                                                              -----------------      ------------------    ----------------
      Fee Income:
      Great-West Healthcare:
      Group Life & Health (uninsured plans)                $        663,932       $        649,113      $        607,369
                                                              -----------------      ------------------    ----------------
           Total Great-West Healthcare                              663,932                649,113               607,369
                                                              -----------------      ------------------    ----------------
      Financial Services:
      Retirement Services                                           258,064                226,958               199,374
      Individual Markets                                             42,703                 39,573                33,329
                                                              -----------------      ------------------    ----------------
           Total Financial Services                                 300,767                266,531               232,703
                                                              -----------------      ------------------    ----------------
      Total fee income                                     $        964,699       $        915,644      $        840,072
                                                              =================      ==================    ================

15.    STOCK OPTIONS

       Lifeco has a stock option plan (the "Lifeco plan") that provides for the granting of options on its common shares to certain officers and employees of its subsidiaries, including the Company. Options may be granted with exercise prices not less than the market price of the shares on the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The common stock of Lifeco split on a two-for-one basis on October 4, 2004. The 2003 amounts have been restated to reflect the two-for-one stock split. As of December 31, 2005 stock available for award to Company employees under the Lifeco plan was 2,743,588 shares.

       The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vested and became exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. 200,000 variable options granted in 2003 became exercisable at December 31, 2005, and accordingly, the Company disclosed compensation expense in accordance with APB No. 25. For these options that became exercisable, the exercise period expires ten years from the date of grant.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding and the weighted-average exercise price (the "WAEP") for 2005, 2004 and 2003. As the options granted relate to stock traded on the Toronto Stock Exchange, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                                    2005                           2004                         2003
                                          -------------------------      --------------------------   --------------------------
                                             Options         WAEP          Options          WAEP        Options          WAEP
                                          --------------   ---------     -------------    ---------   -------------     --------
      Outstanding, January 1                  6,274,204  $   11.87           7,754,314 $    10.29         8,894,290  $     6.83
         Granted                                742,000      24.34             242,000      18.96         1,706,000       13.41
         Exercised                              800,083       8.85           1,248,834       6.65           972,352        5.43
         Expired or canceled                    175,400      16.09             473,276      14.36         1,873,624        6.98
                                          --------------   ---------     -------------    ---------   -------------     --------
      Outstanding, December 31                6,040,721      14.04           6,274,204 $    11.87         7,754,314  $    10.29
                                          ==============   =========     =============    =========   =============     ========
      Options exercisable,
         December 31                          4,213,821  $   11.45           4,195,804 $     9.98         4,554,584  $     8.09
                                          ==============   =========     =============    =========   =============     ========

                                                                         Year Ended December 31,
                                          ---------------------------------------------------------------------------------------
                                                    2005                          2004                           2003
                                          -------------------------    ----------------------------   ---------------------------
                                            Options          WAEP          Options          WAEP        Options           WAEP
                                          -------------     --------   -------------     ---------    -------------     ---------
       Weighted average
          fair value of options
          granted during year                 742,000   $      5.10           242,000  $     4.80        1,706,000  $      3.49
                                          =============     ========     =============    =========   =============     =========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2005:



                                                                    December 31, 2005
                                 ----------------------------------------------------------------------------------------
                                                    Outstanding                                   Exercisable
                                 --------------------------------------------------     ---------------------------------
                                                       Average          Average                               Average
             Exercise                Options             Life           Exercise            Options           Exercise
           Price Range             Outstanding        Remaining          Price            Outstanding          Price
       ---------------------     ----------------    -------------    -------------     ----------------    -------------
          $3.62 - $6.94                434,700           1.15      $       5.74               434,700    $        5.74
          $7.16 - $11.51             2,121,704           4.07              9.48             2,121,704             9.48
         $14.65 - $17.80             2,570,317           6.44             15.52             1,623,017            15.34
         $20.66 - $25.50               914,000           9.61             24.43                34,400            21.21

       Of the exercisable Lifeco options, 3,690,421 relate to fixed option grants and 523,400 relate to variable option grants.

       The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:


                                                                        Granted During the Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                       2005               2004                 2003
                                                                 -----------------   ----------------    -----------------
      Dividend yield                                                  2.97%               2.58%                2.81%
      Expected volatility                                            21.13%              24.64%               26.21%
      Risk free interest rate                                         4.01%               4.33%                4.48%
      Expected duration                                             7.0 years           6.7 years           7.0 years


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


16.    OBLIGATIONS RELATING TO DEBT AND LEASES

       The Company enters into operating leases primarily for office space. The following table shows, as of December 31, 2005, scheduled related party debt repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2006 through 2010 and thereafter.


                                                                     Year Ended December 31,
                                     ----------------------------------------------------------------------------------------
                                       2006          2007            2008          2009            2010         Thereafter
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Related party notes         $    25,000   $       -      $       -      $       -      $        -     $      195,000
      Operating leases                 24,490       20,820           20,089       18,407            8,144            1,934
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Total contractual
        obligations               $    49,490   $   20,820     $     20,089   $   18,407     $      8,144   $      196,934
                                     ==========    ==========     ===========    ==========     ===========    ==============

17.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

      During 2002, the Company entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes. The agreement was extended by an amended agreement on May 26, 2005. The credit facility matures on May 26, 2010. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires the Company to maintain a minimum adjusted net worth of $900,000 plus 50% of its net income, if positive (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2005. The Company had no borrowings under the credit facility at either December 31, 2005 or 2004.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  SCHEDULE III
                       SUPPLEMENTAL INSURANCE INFORMATION
                                 (In Thousands)


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2005                        Segment              Segment              Total
----------------------------------------------                     -----------------    ----------------    ----------------
Deferred policy acquisition costs                               $          -         $       335,406     $       335,406
Future policy benefits, losses, claims, expenses                        302,718           17,871,131          18,173,849
Unearned premiums                                                        49,435                  480              49,915
Other policy claims and benefits payable                                588,091              423,049           1,011,140
Premium income                                                          678,333              546,803           1,225,136
Net investment income                                                    66,687            1,005,841           1,072,528
Benefits, claims, losses and settlement expenses                        495,181            1,297,281           1,792,462
Amortization of deferred policy acquisition costs                          -                  47,496              47,496
Other operating expenses                                                673,568              302,310             975,878


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2004                        Segment              Segment              Total
----------------------------------------------                    -----------------    ----------------    ----------------
Deferred policy acquisition costs                               $          -         $       301,603     $       301,603
Future policy benefits, losses, claims, expenses                        317,532           17,580,118          17,897,650
Unearned premiums                                                        44,237                  432              44,669
Other policy claims and benefits payable                                564,623              434,622             999,245
Premium income                                                          261,957              409,111             671,068
Net investment income                                                    46,253              987,054           1,033,307
Benefits, claims, losses and settlement expenses                         68,306            1,165,307           1,233,613
Amortization of deferred policy acquisition costs                          -                  40,536              40,536
Other operating expenses                                                680,563              287,150             967,713


                                                                                          Financial
                                                                     Healthcare           Services
For the year ended December 31, 2003                                  Segment              Segment              Total
------------------------------------                             -----------------    ----------------    ----------------
Premium income                                                  $       838,194      $     1,414,703     $     2,252,897
Net investment income                                                    72,191              916,209             988,400
Benefits, claims, losses and settlement expenses                        567,603            2,116,001           2,683,604
Amortization of deferred policy acquisition costs                          -                  36,283              36,283
Other operating expenses                                                699,146              266,538             965,684

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ALGER                        ALGER     BERNSTEIN VP
                                                AIM V.I. HIGH     AIM V.I.      AMERICAN  ALGER AMERICAN     AMERICAN     GROWTH &
                                                    YIELD        TECHNOLOGY     BALANCED      GROWTH      MIDCAP GROWTH    INCOME
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                -------------- -------------------------- --------------- ------------- ------------
Schwab Signature Annuity:
ASSETS:
    Investments at market value (1)              $   1,861,722  $ 1,365,072 $ 3,997,060 $   5,671,400  $   4,558,205 $   14,014,787
    Investment income due and accrued
    Purchase payments receivable
    Due from Great West Life & Annuity Insurance Company                                                                     45,948
                                                   ------------  ----------- -----------  ------------   ------------  -------------
                                                   ------------  ----------- -----------  ------------   ------------  -------------

       Total assets                                  1,861,722    1,365,072   3,997,060     5,671,400      4,558,205     14,060,735
                                                   ------------  ----------- -----------  ------------   ------------  -------------
                                                   ------------  ----------- -----------  ------------   ------------  -------------

LIABILITIES:
    Redemptions payable                                                                                      730,163        348,072
    Due to Great West Life & Annuity Insurance Company     329          234         703         1,018            814          2,498
                                                   ------------  ----------- -----------  ------------   ------------  -------------
                                                   ------------  ----------- -----------  ------------   ------------  -------------

       Total liabilities                                   329          234         703         1,018        730,977        350,570
                                                   ------------  ----------- -----------  ------------   ------------  -------------
                                                   ------------  ----------- -----------  ------------   ------------  -------------

NET ASSETS                                       $   1,861,393  $ 1,364,838 $ 3,996,357 $   5,670,382  $   3,827,228 $   13,710,165
                                                   ============  =========== ===========  ============   ============  =============
                                                   ============  =========== ===========  ============   ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   1,861,393  $ 1,364,838 $ 3,996,357 $   5,670,382  $   3,827,228 $   13,339,049
    Contracts in payout phase                                                                                               371,116
                                                   ------------  ----------- -----------  ------------   ------------  -------------
                                                   ------------  ----------- -----------  ------------   ------------  -------------

NET ASSETS                                       $   1,861,393  $ 1,364,838 $ 3,996,357 $   5,670,382  $   3,827,228 $   13,710,165
                                                   ============  =========== ===========  ============   ============  =============
                                                   ============  =========== ===========  ============   ============  =============

ACCUMULATION UNITS OUTSTANDING                         159,880      221,230     355,092       566,109        260,335      1,168,447

UNIT VALUE (ACCUMULATION)                        $       11.64  $      6.17 $     11.25 $       10.02  $       14.70 $        11.42
                                                   ============  =========== ===========  ============   ============  =============
                                                   ============  =========== ===========  ============   ============  =============

(1) Cost of investments:                         $   1,938,230  $ 1,318,416 $ 3,473,741 $   4,730,971  $   4,124,381 $   12,012,827
    Shares of investments:                             308,743      107,571     276,805       144,494        208,137        563,295


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  ALLIANCE       ALLIANCE                                AMERICAN
                                                    ALLIANCE    BERNSTEIN VP   BERNSTEIN VP    ALLIANCE      AMERICAN   CENTURY VP
                                                  BERNSTEIN VP  REAL ESTATE      UTILITY     BERNSTEIN WW   CENTURY VP   INCOME &
                                                     GROWTH      INVESTMENT       INCOME     PRIVATIZATION   BALANCED   GROWTH IV
                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  ------------ -------------- -------------- ------------- ----------- -------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $   3,811,654  $  14,565,864 $  4,242,623 $ 7,685,807  $   3,271,053 $   7,794,742
    Investment income due and accrued
    Purchase payments receivable
    Due from Great West Life & Annuity Insurance Company               40,408
                                                   ------------   ------------  -----------  ----------   ------------  ------------
                                                   ------------   ------------  -----------  ----------   ------------  ------------

       Total assets                                  3,811,654     14,606,272    4,242,623   7,685,807      3,271,053     7,794,742
                                                   ------------   ------------  -----------  ----------   ------------  ------------
                                                   ------------   ------------  -----------  ----------   ------------  ------------

LIABILITIES:
    Redemptions payable                                 41,508          3,475                   27,468
    Due to Great West Life & Annuity Insurance Company     674          2,539          743       1,385            573         1,412
                                                   ------------   ------------  -----------  ----------   ------------  ------------
                                                   ------------   ------------  -----------  ----------   ------------  ------------

       Total liabilities                                42,182          6,014          743      28,853            573         1,412
                                                   ------------   ------------  -----------  ----------   ------------  ------------
                                                   ------------   ------------  -----------  ----------   ------------  ------------

NET ASSETS                                       $   3,769,472  $  14,600,258 $  4,241,880 $ 7,656,954  $   3,270,480 $   7,793,330
                                                   ============   ============  ===========  ==========   ============  ============
                                                   ============   ============  ===========  ==========   ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   3,769,472  $  14,273,890 $  4,241,880 $ 7,656,954  $   3,270,480 $   7,793,330
    Contracts in payout phase                                         326,368
                                                   ------------   ------------  -----------  ----------   ------------  ------------
                                                   ------------   ------------  -----------  ----------   ------------  ------------

NET ASSETS                                       $   3,769,472  $  14,600,258 $  4,241,880 $ 7,656,954  $   3,270,480 $   7,793,330
                                                   ============   ============  ===========  ==========   ============  ============
                                                   ============   ============  ===========  ==========   ============  ============

ACCUMULATION UNITS OUTSTANDING                         340,250        642,735      243,280     627,646        268,076       658,311

UNIT VALUE (ACCUMULATION)                        $       11.08  $       22.21 $      17.44 $     12.20  $       12.20 $       11.84
                                                   ============   ============  ===========  ==========   ============  ============
                                                   ============   ============  ===========  ==========   ============  ============

(1) Cost of investments:                         $   3,288,611  $  12,519,826 $  3,975,327 $ 7,122,414  $   3,098,319 $   7,239,024
    Shares of investments:                             186,025        729,022      205,553     316,679        436,140     1,037,915


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     AMERICAN      AMERICAN                 DELAWARE VIP  DELAWARE VIP
                                                    CENTURY VP    CENTURY VP                   GROWTH      SMALL CAP    DREYFUS GVIT
                                                   INTERNATIONAL    VALUE    BARON CAPITAL   OPPORTUNITY     VALUE      MIDCAP INDEX
                                                     PORTFOLIO    PORTFOLIO    ASSET FUND     PORTFOLIO    PORTFOLIO      FUND II
                                                   ------------- -----------  ------------- ------------- ------------- ------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $   8,716,031  $ 7,963,774 $    8,005,669 $   52,161  $  21,157,944 $    6,883,891
    Investment income due and accrued
    Purchase payments receivable                        23,487       32,789
    Due from Great West Life & Annuity Insurance Company
                                                   ------------  -----------  -------------  ---------   ------------  -------------
                                                   ------------  -----------  -------------  ---------   ------------  -------------

       Total assets                                  8,739,518    7,996,563      8,005,669     52,161     21,157,944      6,883,891
                                                   ------------  -----------  -------------  ---------   ------------  -------------
                                                   ------------  -----------  -------------  ---------   ------------  -------------

LIABILITIES:
    Redemptions payable                                                                                      652,681
    Due to Great West Life & Annuity Insurance Company   1,499        1,429          1,456          8          3,725          1,214
                                                   ------------  -----------  -------------  ---------   ------------  -------------
                                                   ------------  -----------  -------------  ---------   ------------  -------------

       Total liabilities                                 1,499        1,429          1,456          8        656,406          1,214
                                                   ------------  -----------  -------------  ---------   ------------  -------------
                                                   ------------  -----------  -------------  ---------   ------------  -------------

NET ASSETS                                       $   8,738,019  $ 7,995,134 $    8,004,213 $   52,153  $  20,501,538 $    6,882,677
                                                   ============  ===========  =============  =========   ============  =============
                                                   ============  ===========  =============  =========   ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   8,738,019  $ 7,995,134 $    8,004,213 $   52,153  $  20,501,538 $    6,882,677
    Contracts in payout phase
                                                   ------------  -----------  -------------  ---------   ------------  -------------
                                                   ------------  -----------  -------------  ---------   ------------  -------------

NET ASSETS                                       $   8,738,019  $ 7,995,134 $    8,004,213 $   52,153  $  20,501,538 $    6,882,677
                                                   ============  ===========  =============  =========   ============  =============
                                                   ============  ===========  =============  =========   ============  =============

ACCUMULATION UNITS OUTSTANDING                         794,337      586,720        535,169      4,342      1,142,690        454,042

UNIT VALUE (ACCUMULATION)                        $       11.00  $     13.63 $        14.96 $    12.01  $       17.94 $        15.16
                                                   ============  ===========  =============  =========   ============  =============
                                                   ============  ===========  =============  =========   ============  =============

(1) Cost of investments:                         $   8,127,451  $ 7,813,179 $    7,448,397 $   51,181  $  17,321,079 $    6,604,984
    Shares of investments:                           1,059,056      971,192        286,326      2,934        686,278        397,913


The accompanying notes are an integral part of these financial statements.                                            (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                              DREYFUS VIF DREYFUS VIF  FEDERATED FUND
                                                     DREYFUS     DREYFUS VIF   DEVELOPING  GROWTH &       FOR U.S.       FEDERATED
                                                   MIDCAP STOCK APPRECIATION    LEADERS     INCOME       GOVERNMENT    INTERNATIONAL
                                                    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO    SECURITIES II EQUITY FUND II
                                                   ------------ ------------- ----------- ------------ --------------  -------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $   2,038,204  $   155,721 $    2,077,562 $   1,560,886  $  18,033,359 $ 2,448,920
    Investment income due and accrued                                                              6,367
    Purchase payments receivable
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

       Total assets                                  2,038,204      155,721      2,077,562     1,567,253     18,033,359   2,448,920
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

LIABILITIES:
    Redemptions payable                                                                                                     196,350
    Due to Great West Life & Annuity Insurance Company     359           26            358           269          3,097         437
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

       Total liabilities                                   359           26            358           269          3,097     196,787
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

NET ASSETS                                       $   2,037,845  $   155,695 $    2,077,204 $   1,566,984  $  18,030,262 $ 2,252,133
                                                   ============   ==========  =============  ============   ============ ===========
                                                   ============   ==========  =============  ============   ============ ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   2,037,845  $   155,695 $    2,077,204 $   1,566,984  $  18,030,262 $ 2,252,133
    Contracts in payout phase
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

NET ASSETS                                       $   2,037,845  $   155,695 $    2,077,204 $   1,566,984  $  18,030,262 $ 2,252,133
                                                   ============   ==========  =============  ============   ============ ===========
                                                   ============   ==========  =============  ============   ============ ===========

ACCUMULATION UNITS OUTSTANDING                         142,078       14,636        172,200       160,048      1,611,553     214,999

UNIT VALUE (ACCUMULATION)                        $       14.34  $     10.64 $        12.06 $        9.79  $       11.19 $     10.48
                                                   ============   ==========  =============  ============   ============ ===========
                                                   ============   ==========  =============  ============   ============ ===========

(1) Cost of investments:                         $   1,890,631  $   153,162 $    1,559,902 $   1,399,703  $  18,335,967 $ 2,197,260
    Shares of investments:                             106,434        4,196         47,260        71,535      1,587,444     169,828


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            JANUS ASPEN
                                                   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN    SERIES                   OLD MUTUAL
                                                     SERIES         SERIES    SERIES GROWTH  WORLDWIDE     JP MORGAN   LARGE CAP
                                                    BALANCED    FLEXIBLE BOND    & INCOME     GROWTH     SMALL COMPANY   GROWTH
                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                   ------------ ------------- ------------- ------------  ------------ -------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $   3,415,418  $  18,498,854 $  8,229,517 $   1,649,441  $ 2,468,084 $   2,709,043
    Investment income due and accrued
    Purchase payments receivable
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ------------  -----------  ------------  -----------  ------------
                                                   ------------   ------------  -----------  ------------  -----------  ------------

       Total assets                                  3,415,418     18,498,854    8,229,517     1,649,441    2,468,084     2,709,043
                                                   ------------   ------------  -----------  ------------  -----------  ------------
                                                   ------------   ------------  -----------  ------------  -----------  ------------

LIABILITIES:
    Redemptions payable                                               130,343
    Due to Great West Life & Annuity Insurance Company     596          3,192        1,430           289          421           472
                                                   ------------   ------------  -----------  ------------  -----------  ------------
                                                   ------------   ------------  -----------  ------------  -----------  ------------

       Total liabilities                                   596        133,535        1,430           289          421           472
                                                   ------------   ------------  -----------  ------------  -----------  ------------
                                                   ------------   ------------  -----------  ------------  -----------  ------------

NET ASSETS                                       $   3,414,822  $  18,365,319 $  8,228,087 $   1,649,152  $ 2,467,663 $   2,708,571
                                                   ============   ============  ===========  ============  ===========  ============
                                                   ============   ============  ===========  ============  ===========  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   3,414,822  $  18,365,319 $  8,228,087 $   1,649,152  $ 2,467,663 $   2,708,571
    Contracts in payout phase
                                                   ------------   ------------  -----------  ------------  -----------  ------------
                                                   ------------   ------------  -----------  ------------  -----------  ------------

NET ASSETS                                       $   3,414,822  $  18,365,319 $  8,228,087 $   1,649,152  $ 2,467,663 $   2,708,571
                                                   ============   ============  ===========  ============  ===========  ============
                                                   ============   ============  ===========  ============  ===========  ============

ACCUMULATION UNITS OUTSTANDING                         281,111      1,498,112      888,538       181,070      182,266       296,046

UNIT VALUE (ACCUMULATION)                        $       12.15  $       12.26 $       9.26 $        9.11  $     13.54 $        9.15
                                                   ============   ============  ===========  ============  ===========  ============
                                                   ============   ============  ===========  ============  ===========  ============

(1) Cost of investments:                         $   3,230,642  $  19,914,398 $  7,299,466 $   1,547,486  $ 2,371,552 $   2,305,394
    Shares of investments:                             132,689      1,628,420      468,385        58,993      155,030       145,726


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER
                                                    GLOBAL     OPPENHEIMER                   PIMCO VIT LOW  PIMCO VIT
                                                  SECURITIES  INTERNATIONAL  PIMCO VIT HIGH     DURATION  TOTAL RETURN  PIONEER FUND
                                                    FUND/VA   GROWTH FUND/VA YIELD PORTFOLIO   PORTFOLIO   PORTFOLIO   VCT PORTFOLIO
                                                  ----------- -------------- --------------- ------------ ------------ -------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $  20,574,705  $ 2,013,504 $   11,349,179 $  22,169,584  $   5,269,785 $   949,657
    Investment income due and accrued                                               58,768        73,029         17,704
    Purchase payments receivable                        17,702                                    57,214         40,173
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

       Total assets                                 20,592,407    2,013,504     11,407,947    22,299,827      5,327,662     949,657
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company   3,583          348          2,001         3,917            937         169
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

       Total liabilities                                 3,583          348          2,001         3,917            937         169
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

NET ASSETS                                       $  20,588,824  $ 2,013,156 $   11,405,946 $  22,295,910  $   5,326,725 $   949,488
                                                   ============   ==========  =============  ============   ============ ===========
                                                   ============   ==========  =============  ============   ============ ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  20,588,824  $ 2,013,156 $   11,405,946 $  22,295,910  $   5,326,725 $   949,488
    Contracts in payout phase
                                                   ------------   ----------  -------------  ------------   ------------ -----------
                                                   ------------   ----------  -------------  ------------   ------------ -----------

NET ASSETS                                       $  20,588,824  $ 2,013,156 $   11,405,946 $  22,295,910  $   5,326,725 $   949,488
                                                   ============   ==========  =============  ============   ============ ===========
                                                   ============   ==========  =============  ============   ============ ===========

ACCUMULATION UNITS OUTSTANDING                       1,420,743      170,609        812,826     2,215,827        528,863      93,908

UNIT VALUE (ACCUMULATION)                        $       14.49  $     11.80 $        14.03 $       10.06  $       10.07 $     10.11
                                                   ============   ==========  =============  ============   ============ ===========
                                                   ============   ==========  =============  ============   ============ ===========

(1) Cost of investments:                         $  16,560,513  $ 1,926,678 $   11,350,226 $  22,556,764  $   5,368,025 $   896,401
    Shares of investments:                             616,378    1,369,731      1,385,736     2,197,184        514,627      44,068


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SCHWAB                                    SCUDDER    SCUDDER SVL
                                                  PIONEER SMALL  MARKETTRACK  SCHWAB MONEY                   DREMAN HIGH    CAPITAL
                                                  CAP VALUE II      GROWTH       MARKET     SCHWAB S&P 500  RETURN EQUITY    GROWTH
                                                  VCT PORTFOLIO  PORTFOLIO II  PORTFOLIO    INDEX PORTFOLIO     FUND      PORTFOLIO
                                                  ------------- ------------- ------------- --------------- ------------- ----------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $   5,031,598  $ 10,991,413 $ 52,775,619 $  48,813,737  $     804,163 $  2,129,265
    Investment income due and accrued                                             243,308
    Purchase payments receivable                                      21,133    1,524,614       507,221         17,616
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   -----------  -----------  ------------   ------------  -----------
                                                   ------------   -----------  -----------  ------------   ------------  -----------

       Total assets                                  5,031,598    11,012,546   54,543,541    49,320,958        821,779    2,129,265
                                                   ------------   -----------  -----------  ------------   ------------  -----------
                                                   ------------   -----------  -----------  ------------   ------------  -----------

LIABILITIES:
    Redemptions payable                                 41,297
    Due to Great West Life & Annuity Insurance Company     871         2,012        9,523         8,700            139          388
                                                   ------------   -----------  -----------  ------------   ------------  -----------
                                                   ------------   -----------  -----------  ------------   ------------  -----------

       Total liabilities                                42,168         2,012        9,523         8,700            139          388
                                                   ------------   -----------  -----------  ------------   ------------  -----------
                                                   ------------   -----------  -----------  ------------   ------------  -----------

NET ASSETS                                       $   4,989,430  $ 11,010,534 $ 54,534,018 $  49,312,258  $     821,640 $  2,128,877
                                                   ============   ===========  ===========  ============   ============  ===========
                                                   ============   ===========  ===========  ============   ============  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   4,989,430  $ 11,010,534 $ 54,534,018 $  49,312,258  $     821,640 $  2,128,877
    Contracts in payout phase
                                                   ------------   -----------  -----------  ------------   ------------  -----------
                                                   ------------   -----------  -----------  ------------   ------------  -----------

NET ASSETS                                       $   4,989,430  $ 11,010,534 $ 54,534,018 $  49,312,258  $     821,640 $  2,128,877
                                                   ============   ===========  ===========  ============   ============  ===========
                                                   ============   ===========  ===========  ============   ============  ===========

ACCUMULATION UNITS OUTSTANDING                         295,292       906,733    5,245,444     4,529,770         76,083      213,362

UNIT VALUE (ACCUMULATION)                        $       16.90  $      12.14 $      10.40 $       10.89  $       10.80 $       9.98
                                                   ============   ===========  ===========  ============   ============  ===========
                                                   ============   ===========  ===========  ============   ============  ===========

(1) Cost of investments:                         $   4,452,344  $  9,480,781 $ 52,775,619 $  44,808,545  $     780,204 $  1,892,064
    Shares of investments:                             215,671       707,754   52,775,619     2,698,382         59,967      125,992


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 SCUDDER SVS                 VAN KAMPEN  VAN KAMPEN
                                                                    SCUDDER SVS  II SMALL CAP  SCUDDER VIT   LIT COMMON LIT GROWTH &
                                                   SCUDDER SVS II   II LARGE CAP    GROWTH      SMALL CAP      STOCK       INCOME
                                                   BLUE CHIP FUND    VALUE FUND   PORTFOLIO    INDEX FUND    PORTFOLIO   PORTFOLIO
                                                   --------------- ------------- ------------ ------------- ------------------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $     119,034  $   673,674 $    2,160,462 $   6,339,910  $    364,162 $    947,839
    Investment income due and accrued
    Purchase payments receivable                                    435,195                                     15,835
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ----------  -------------  ------------   -----------  -----------
                                                   ------------   ----------  -------------  ------------   -----------  -----------

       Total assets                                    119,034    1,108,869      2,160,462     6,339,910       379,997      947,839
                                                   ------------   ----------  -------------  ------------   -----------  -----------
                                                   ------------   ----------  -------------  ------------   -----------  -----------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company      21          119            378         1,115            63          162
                                                   ------------   ----------  -------------  ------------   -----------  -----------
                                                   ------------   ----------  -------------  ------------   -----------  -----------

       Total liabilities                                    21          119            378         1,115            63          162
                                                   ------------   ----------  -------------  ------------   -----------  -----------
                                                   ------------   ----------  -------------  ------------   -----------  -----------

NET ASSETS                                       $     119,013  $ 1,108,750 $    2,160,084 $   6,338,795  $    379,934 $    947,677
                                                   ============   ==========  =============  ============   ===========  ===========
                                                   ============   ==========  =============  ============   ===========  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $     119,013  $ 1,108,750 $    2,160,084 $   6,338,795  $    379,934 $    947,677
    Contracts in payout phase
                                                   ------------   ----------  -------------  ------------   -----------  -----------
                                                   ------------   ----------  -------------  ------------   -----------  -----------

NET ASSETS                                       $     119,013  $ 1,108,750 $    2,160,084 $   6,338,795  $    379,934 $    947,677
                                                   ============   ==========  =============  ============   ===========  ===========
                                                   ============   ==========  =============  ============   ===========  ===========

ACCUMULATION UNITS OUTSTANDING                          10,615      105,877        227,636       446,338        35,772       85,957

UNIT VALUE (ACCUMULATION)                        $       11.21  $     10.47 $         9.49 $       14.20  $      10.62 $      11.03
                                                   ============   ==========  =============  ============   ===========  ===========
                                                   ============   ==========  =============  ============   ===========  ===========

(1) Cost of investments:                         $     115,486  $   678,340 $    1,946,029 $   5,402,975  $    356,164 $    920,170
    Shares of investments:                               8,000       42,611        160,272       440,272        26,601       46,259


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       WELLS FARGO
                                                                                         WELLS FARGO        VT       TOTAL SCHWAB
                                                                                         VT DISCOVERY  OPPORTUNITY     SIGNATURE
                                                                                             FUND          FUND         ANNUITY
                                                                                         ------------ ------------- ----------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)                                                     $    2,652,304 $    4,054,992 $ 389,089,054
    Investment income due and accrued                                                                                       399,176
    Purchase payments receivable                                                                                          2,692,979
    Due from Great West Life & Annuity Insurance Company                                                       26,079       112,435
                                                                                          -------------  -------------  ------------
                                                                                          -------------  -------------  ------------

       Total assets                                                                          2,652,304      4,081,071   392,293,644
                                                                                          -------------  -------------  ------------
                                                                                          -------------  -------------  ------------

LIABILITIES:
    Redemptions payable                                                                         42,248                    2,213,605
    Due to Great West Life & Annuity Insurance Company                                             459            705        68,809
                                                                                          -------------  -------------  ------------
                                                                                          -------------  -------------  ------------

       Total liabilities                                                                        42,707            705     2,282,414
                                                                                          -------------  -------------  ------------
                                                                                          -------------  -------------  ------------

NET ASSETS                                                                              $    2,609,597 $    4,080,366 $ 390,011,230
                                                                                          =============  =============  ============
                                                                                          =============  =============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                                                                  $    2,609,597 $    3,869,727 $ 389,103,107
    Contracts in payout phase                                                                                 210,639       908,123
                                                                                          -------------  -------------  ------------
                                                                                          -------------  -------------  ------------

NET ASSETS                                                                              $    2,609,597 $    4,080,366 $ 390,011,230
                                                                                          =============  =============  ============
                                                                                          =============  =============  ============

ACCUMULATION UNITS OUTSTANDING                                                                 293,411        318,347

UNIT VALUE (ACCUMULATION)                                                               $         8.89 $        12.16
                                                                                          =============  =============
                                                                                          =============  =============

(1) Cost of investments:                                                                $    2,375,051 $    3,306,028 $ 362,362,328
    Shares of investments:                                                                     184,958        167,423


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ALGER                        ALGER     BERNSTEIN VP
                                                AIM V.I. HIGH     AIM V.I.      AMERICAN  ALGER AMERICAN     AMERICAN     GROWTH &
                                                    YIELD        TECHNOLOGY     BALANCED      GROWTH      MIDCAP GROWTH    INCOME
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                -------------- -------------------------- --------------- ------------- ------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $     192,846 $           $       59,507 $      10,860 $              $    201,708

EXPENSES:
    Mortality and expense risk                          19,414       7,259         26,886        34,617         23,224       97,197
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)                           173,432      (7,259)        32,621       (23,757)       (23,224)     104,511
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares       (103,431)     27,763        139,330       182,956         57,144      554,434
    Realized gain distributions                              0           0              0             0        113,268            0
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

    Net realized gain (loss)                          (103,431)     27,763        139,330       182,956        170,412      554,434
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                  (24,211)    (27,768)        82,084       354,764        178,127     (100,759)
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      45,790 $    (7,264)$      254,035 $     513,963 $      325,315 $    558,186
                                                   ============  ==========  =============  ============  =============  ===========
                                                   ============  ==========  =============  ============  =============  ===========


INVESTMENT INCOME RATIO (2005)                           6.92%                      1.55%         0.22%                       1.48%
                                                   ============              =============  ============                 ===========
                                                   ============              =============  ============                 ===========

INVESTMENT INCOME RATIO (2004)                          14.93%                      1.52%                                     0.84%
                                                   ============              =============                               ===========
                                                   ============              =============                               ===========

INVESTMENT INCOME RATIO (2003)                           6.89%                      1.81%                                     0.87%
                                                   ============              =============                               ===========
                                                   ============              =============                               ===========

INVESTMENT INCOME RATIO (2002)                          14.81%                      1.22%         0.04%                       0.66%
                                                   ============              =============  ============                 ===========
                                                   ============              =============  ============                 ===========

INVESTMENT INCOME RATIO (2001)                          54.81%
                                                   ============
                                                   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  ALLIANCE       ALLIANCE                                AMERICAN
                                                    ALLIANCE    BERNSTEIN VP   BERNSTEIN VP    ALLIANCE      AMERICAN   CENTURY VP
                                                  BERNSTEIN VP  REAL ESTATE      UTILITY     BERNSTEIN WW   CENTURY VP   INCOME &
                                                     GROWTH      INVESTMENT       INCOME     PRIVATIZATION   BALANCED   GROWTH IV
                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  ------------ -------------- -------------- ------------- ----------- -------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $             $    437,657 $       70,099 $         482 $      38,083 $    133,012

EXPENSES:
    Mortality and expense risk                          20,673       95,096         24,371        16,134        19,202       48,251
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)                           (20,673)     342,561         45,728       (15,652)       18,881       84,761
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                83,588    1,099,313        450,519        39,848        45,760      195,072
    Realized gain distributions                              0    1,388,004              0             0           809            0
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

    Net realized gain                                   83,588    2,487,317        450,519        39,848        46,569      195,072
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

    Change in net unrealized appreciation
       on investments                                  264,401   (1,457,160)       (74,111)      563,393        59,598       21,344
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     327,316 $  1,372,718 $      422,136 $     587,589 $     125,048 $    301,177
                                                   ============  ===========  =============  ============  ============  ===========
                                                   ============  ===========  =============  ============  ============  ===========


INVESTMENT INCOME RATIO (2005)                                        3.20%          2.02%         0.01%         1.42%        2.00%
                                                                 ===========  =============  ============  ============  ===========
                                                                 ===========  =============  ============  ============  ===========

INVESTMENT INCOME RATIO (2004)                                        2.29%          2.02%                       1.21%        1.17%
                                                                 ===========  =============                ============  ===========
                                                                 ===========  =============                ============  ===========

INVESTMENT INCOME RATIO (2003)                                        2.52%          2.35%                                    0.58%
                                                                 ===========  =============                              ===========
                                                                 ===========  =============                              ===========

INVESTMENT INCOME RATIO (2002)                                        2.38%                                                   0.64%
                                                                 ===========                                             ===========
                                                                 ===========                                             ===========

INVESTMENT INCOME RATIO (2001)


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     AMERICAN      AMERICAN                 DELAWARE VIP  DELAWARE VIP
                                                    CENTURY VP    CENTURY VP                   GROWTH      SMALL CAP    DREYFUS GVIT
                                                   INTERNATIONAL    VALUE    BARON CAPITAL   OPPORTUNITY     VALUE      MIDCAP INDEX
                                                     PORTFOLIO    PORTFOLIO    ASSET FUND     PORTFOLIO    PORTFOLIO      FUND II
                                                   ------------- -----------  ------------- ------------- ------------- ------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $      62,761 $     48,030 $              $           $       64,242 $      49,974

EXPENSES:
    Mortality and expense risk                          50,049       44,278         52,184          96        129,508        38,547
                                                   ------------  -----------  -------------  ----------  -------------  ------------
                                                   ------------  -----------  -------------  ----------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                            12,712        3,752        (52,184)        (96)       (65,266)       11,427
                                                   ------------  -----------  -------------  ----------  -------------  ------------
                                                   ------------  -----------  -------------  ----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        952,118      (46,683)       277,573       1,423        783,284       277,077
    Realized gain distributions                              0      555,718              0           0      1,220,595       391,939
                                                   ------------  -----------  -------------  ----------  -------------  ------------
                                                   ------------  -----------  -------------  ----------  -------------  ------------

    Net realized gain                                  952,118      509,035        277,573       1,423      2,003,879       669,016
                                                   ------------  -----------  -------------  ----------  -------------  ------------
                                                   ------------  -----------  -------------  ----------  -------------  ------------

    Change in net unrealized appreciation
       on investments                                   98,019     (173,708)       (38,961)        980       (369,678)      (24,499)
                                                   ------------  -----------  -------------  ----------  -------------  ------------
                                                   ------------  -----------  -------------  ----------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   1,062,849 $    339,079 $      186,428 $     2,307 $    1,568,935 $     655,944
                                                   ============  ===========  =============  ==========  =============  ============
                                                   ============  ===========  =============  ==========  =============  ============


INVESTMENT INCOME RATIO (2005)                           0.87%        0.78%                                     0.35%         0.92%
                                                   ============  ===========                             =============  ============
                                                   ============  ===========                             =============  ============

INVESTMENT INCOME RATIO (2004)                           0.51%        0.93%                                     0.19%         0.38%
                                                   ============  ===========                             =============  ============
                                                   ============  ===========                             =============  ============

INVESTMENT INCOME RATIO (2003)                           0.52%                                                  0.30%         0.23%
                                                   ============                                          =============  ============
                                                   ============                                          =============  ============

INVESTMENT INCOME RATIO (2002)                           0.36%                                                  0.31%
                                                   ============                                          =============
                                                   ============                                          =============

INVESTMENT INCOME RATIO (2001)


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                              DREYFUS VIF DREYFUS VIF  FEDERATED FUND
                                                     DREYFUS     DREYFUS VIF   DEVELOPING  GROWTH &       FOR U.S.       FEDERATED
                                                   MIDCAP STOCK APPRECIATION    LEADERS     INCOME       GOVERNMENT    INTERNATIONAL
                                                    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO    SECURITIES II EQUITY FUND II
                                                   ------------ ------------- ----------- ------------ --------------  -------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $         387 $          9 $              $      20,053 $      639,391 $

EXPENSES:
    Mortality and expense risk                          10,542          595         14,627        10,237        120,928      17,949
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

NET INVESTMENT INCOME (LOSS)                           (10,155)        (586)       (14,627)        9,816        518,463     (17,949)
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         80,506        3,344        126,728        50,362        (64,495)    215,777
    Realized gain distributions                          5,149            0              0             0              0           0
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

    Net realized gain (loss)                            85,655        3,344        126,728        50,362        (64,495)    215,777
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

    Change in net unrealized appreciation (depreciation)
       on investments                                   57,591        1,905        (29,221)      (19,442)      (235,404)     (8,572)
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     133,091 $      4,663 $       82,880 $      40,736 $      218,564 $   189,256
                                                   ============  ===========  =============  ============  =============  ==========
                                                   ============  ===========  =============  ============  =============  ==========


INVESTMENT INCOME RATIO (2005)                           0.03%        0.01%                        1.36%          3.71%
                                                   ============  ===========                 ============  =============
                                                   ============  ===========                 ============  =============

INVESTMENT INCOME RATIO (2004)                           0.60%        2.05%          0.19%         1.32%          4.23%
                                                   ============  ===========  =============  ============  =============
                                                   ============  ===========  =============  ============  =============

INVESTMENT INCOME RATIO (2003)                           0.41%                       0.03%         0.86%          3.50%
                                                   ============               =============  ============  =============
                                                   ============               =============  ============  =============

INVESTMENT INCOME RATIO (2002)                                                       0.04%         0.72%          0.18%
                                                                              =============  ============  =============
                                                                              =============  ============  =============

INVESTMENT INCOME RATIO (2001)                                                       0.79%         0.79%
                                                                              =============  ============
                                                                              =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            JANUS ASPEN
                                                   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN    SERIES                   OLD MUTUAL
                                                     SERIES         SERIES    SERIES GROWTH  WORLDWIDE     JP MORGAN   LARGE CAP
                                                    BALANCED    FLEXIBLE BOND    & INCOME     GROWTH     SMALL COMPANY   GROWTH
                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                   ------------ ------------- ------------- ------------  ------------ -------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $      69,180 $    968,159 $       40,775 $      22,914 $           $

EXPENSES:
    Mortality and expense risk                          19,100      123,321         37,628        12,071      17,351         18,098
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET INVESTMENT INCOME (LOSS)                            50,080      844,838          3,147        10,843     (17,351)       (18,098)
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         35,747     (168,928)       109,592       (10,647)    184,071        102,641
    Realized gain distributions                              0      520,330              0             0     319,452              0
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

    Net realized gain (loss)                            35,747      351,402        109,592       (10,647)    503,523        102,641
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                  123,222     (969,265)       597,655        69,217    (445,079)          (472)
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     209,049 $    226,975 $      710,394 $      69,413 $    41,093 $       84,071
                                                   ============  ===========  =============  ============  ==========  =============
                                                   ============  ===========  =============  ============  ==========  =============


INVESTMENT INCOME RATIO (2005)                           2.58%        5.50%          0.76%         1.34%
                                                   ============  ===========  =============  ============
                                                   ============  ===========  =============  ============

INVESTMENT INCOME RATIO (2004)                           2.60%        5.89%          0.85%         0.98%
                                                   ============  ===========  =============  ============
                                                   ============  ===========  =============  ============

INVESTMENT INCOME RATIO (2003)                           1.05%        4.72%          0.99%         0.90%
                                                   ============  ===========  =============  ============
                                                   ============  ===========  =============  ============

INVESTMENT INCOME RATIO (2002)                                        5.03%          2.27%         0.65%       0.22%
                                                                 ===========  =============  ============  ==========
                                                                 ===========  =============  ============  ==========

INVESTMENT INCOME RATIO (2001)                                       11.03%          2.59%         0.57%
                                                                 ===========  =============  ============
                                                                 ===========  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER
                                                    GLOBAL     OPPENHEIMER                   PIMCO VIT LOW  PIMCO VIT
                                                  SECURITIES  INTERNATIONAL  PIMCO VIT HIGH     DURATION  TOTAL RETURN  PIONEER FUND
                                                    FUND/VA   GROWTH FUND/VA YIELD PORTFOLIO   PORTFOLIO   PORTFOLIO   VCT PORTFOLIO
                                                  ----------- -------------- --------------- ------------ ------------ -------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $     149,678 $           $      661,674 $     566,854 $       53,915 $     12,401

EXPENSES:
    Mortality and expense risk                         117,192       3,540         71,689       142,560          9,511        6,065
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)                            32,486      (3,540)       589,985       424,294         44,404        6,336
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        495,202     (12,458)        88,142       (26,309)        (3,519)      58,339
    Realized gain distributions                              0           0              0        59,170         71,436            0
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

    Net realized gain (loss)                           495,202     (12,458)        88,142        32,861         67,917       58,339
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                1,891,650      86,826       (336,775)     (386,047)       (98,240)     (16,555)
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   2,419,338 $    70,828 $      341,352 $      71,108 $       14,081 $     48,120
                                                   ============  ==========  =============  ============  =============  ===========
                                                   ============  ==========  =============  ============  =============  ===========


INVESTMENT INCOME RATIO (2005)                           0.90%                      6.55%         2.85%          2.63%        1.39%
                                                   ============              =============  ============  =============  ===========
                                                   ============              =============  ============  =============  ===========

INVESTMENT INCOME RATIO (2004)                           1.16%                      6.52%         1.30%                       1.15%
                                                   ============              =============  ============                 ===========
                                                   ============              =============  ============                 ===========

INVESTMENT INCOME RATIO (2003)                           0.50%                      6.31%         0.44%                       1.04%
                                                   ============              =============  ============                 ===========
                                                   ============              =============  ============                 ===========

INVESTMENT INCOME RATIO (2002)                           0.35%                      2.03%                                     1.67%
                                                   ============              =============                               ===========
                                                   ============              =============                               ===========

INVESTMENT INCOME RATIO (2001)                                                                                                3.66%
                                                                                                                         ===========
                                                                                                                         ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SCHWAB                                    SCUDDER    SCUDDER SVL
                                                  PIONEER SMALL  MARKETTRACK  SCHWAB MONEY                   DREMAN HIGH    CAPITAL
                                                  CAP VALUE II      GROWTH       MARKET     SCHWAB S&P 500  RETURN EQUITY    GROWTH
                                                  VCT PORTFOLIO  PORTFOLIO II  PORTFOLIO    INDEX PORTFOLIO     FUND      PORTFOLIO
                                                  ------------- ------------- ------------- --------------- ------------- ----------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $      23,139 $    137,635 $    1,302,370 $     822,136 $             $     13,372

EXPENSES:
    Mortality and expense risk                          28,017       72,433        335,351       325,028         1,856       12,033
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

NET INVESTMENT INCOME (LOSS)                            (4,878)      65,202        967,019       497,108        (1,856)       1,339
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares               358,585      228,221              0     2,671,358         2,493       38,351
    Realized gain distributions                          3,168            0              0             0             0            0
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

    Net realized gain                                  361,753      228,221              0     2,671,358         2,493       38,351
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

    Change in net unrealized appreciation
       on investments                                  110,053      227,368              0    (1,262,655)       23,959       90,560
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     466,928 $    520,791 $      967,019 $   1,905,811 $      24,596 $    130,250
                                                   ============  ===========  =============  ============  ============  ===========
                                                   ============  ===========  =============  ============  ============  ===========


INVESTMENT INCOME RATIO (2005)                           0.58%        1.40%          2.74%         1.79%                      0.80%
                                                   ============  ===========  =============  ============                ===========
                                                   ============  ===========  =============  ============                ===========

INVESTMENT INCOME RATIO (2004)                                        1.35%          0.90%         1.23%                      0.46%
                                                                 ===========  =============  ============                ===========
                                                                 ===========  =============  ============                ===========

INVESTMENT INCOME RATIO (2003)                           1.61%        1.55%          0.69%         1.48%                      0.28%
                                                   ============  ===========  =============  ============                ===========
                                                   ============  ===========  =============  ============                ===========

INVESTMENT INCOME RATIO (2002)                                        2.59%          1.28%         1.69%                      0.39%
                                                                 ===========  =============  ============                ===========
                                                                 ===========  =============  ============                ===========

INVESTMENT INCOME RATIO (2001)                                        8.57%          2.50%         3.57%
                                                                 ===========  =============  ============
                                                                 ===========  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 SCUDDER SVS
                                                                    SCUDDER SVS  II SMALL CAP SCUDDER VIT SCUDDER VIT VAN KAMPEN LIT
                                                   SCUDDER SVS II   II LARGE CAP    GROWTH    EAFE EQUITY SMALL CAP   COMMON STOCK
                                                   BLUE CHIP FUND    VALUE FUND   PORTFOLIO   INDEX FUND  PORTFOLIO   PORTFOLIO
                                                   --------------- ------------- ------------ ----------- ------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $             $            $              $     200,824 $       42,468 $

EXPENSES:
    Mortality and expense risk                             141          426         14,288        36,946         47,087         714
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

NET INVESTMENT INCOME (LOSS)                              (141)        (426)       (14,288)      163,878         (4,619)       (714)
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares             60           17         33,292     1,173,899        530,924        (214)
    Realized gain distributions                              0            0              0             0        182,139           0
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

    Net realized gain (loss)                                60           17         33,292     1,173,899        713,063        (214)
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

    Change in net unrealized appreciation (depreciation)
       on investments                                    3,548       (4,666)        95,841    (1,144,067)      (539,976)      7,998
                                                   ------------  -----------  -------------  ------------  -------------  ----------
                                                   ------------  -----------  -------------  ------------  -------------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       3,467 $     (5,075)$      114,845 $     193,710 $      168,468 $     7,070
                                                   ============  ===========  =============  ============  =============  ==========
                                                   ============  ===========  =============  ============  =============  ==========


INVESTMENT INCOME RATIO (2005)                                                                     2.18%          0.64%
                                                                                             ============  =============
                                                                                             ============  =============

INVESTMENT INCOME RATIO (2004)                                                                     2.25%          0.43%
                                                                                             ============  =============
                                                                                             ============  =============

INVESTMENT INCOME RATIO (2003)                                                                     2.41%          0.60%
                                                                                             ============  =============
                                                                                             ============  =============

INVESTMENT INCOME RATIO (2002)                                                                     1.65%          0.81%
                                                                                             ============  =============
                                                                                             ============  =============

INVESTMENT INCOME RATIO (2001)                                                                                    2.38%
                                                                                                           =============
                                                                                                           =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                             VAN KAMPEN LIT
                                                                                GROWTH &    WELLS FARGO  WELLS FARGO VT TOTAL SCHWAB
                                                                                 INCOME     VT DISCOVERY   OPPORTUNITY   SIGNATURE
                                                                                PORTFOLIO       FUND          FUND        ANNUITY
                                                                             -------------- ------------ ---------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                                               $             $            $              $   7,116,595

EXPENSES:
    Mortality and expense risk                                                      1,793       17,900         30,591     2,424,594
                                                                              ------------  -----------  -------------  ------------
                                                                              ------------  -----------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                                                       (1,793)     (17,900)       (30,591)    4,692,001
                                                                              ------------  -----------  -------------  ------------
                                                                              ------------  -----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                                            3,917      349,264        350,895    12,022,245
    Realized gain distributions                                                         0            0              0     4,831,177
                                                                              ------------  -----------  -------------  ------------
                                                                              ------------  -----------  -------------  ------------

    Net realized gain                                                               3,917      349,264        350,895    16,853,422
                                                                              ------------  -----------  -------------  ------------
                                                                              ------------  -----------  -------------  ------------

    Change in net unrealized appreciation
       on investments                                                              27,669     (121,403)       (39,795)   (2,910,717)
                                                                              ------------  -----------  -------------  ------------
                                                                              ------------  -----------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                               $      29,793 $    209,961 $      280,509 $  18,634,706
                                                                              ============  ===========  =============  ============
                                                                              ============  ===========  =============  ============


INVESTMENT INCOME RATIO (2005)

INVESTMENT INCOME RATIO (2004)

INVESTMENT INCOME RATIO (2003)                                                                                  0.08%
                                                                                                         =============
                                                                                                         =============

INVESTMENT INCOME RATIO (2002)                                                                                  0.48%
                                                                                                         =============
                                                                                                         =============

INVESTMENT INCOME RATIO (2001)


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                 AIM V.I. HIGH YIELD PORTFOLIO AIM V.I. TECHNOLOGY PORTFOLIO ALGER AMERICAN BALANCED
                                                                                                                    PORTFOLIO
                                                   -------------------------  ------------------------------------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                      2005         2004          2005           2004         2005          2004
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     173,432 $    455,339 $      (7,259) $      (7,951)$     32,621 $      36,018
    Net realized gain (loss)                          (103,431)    (135,118)       27,763         37,289      139,330        86,315
    Change in net unrealized appreciation (depreciation)
       on investments                                  (24,211)     (17,379)      (27,768)         2,974       82,084        37,242
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting
       from operations                                  45,790      302,842        (7,264)        32,312      254,035       159,575
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   35,288      358,168         7,451         46,175      160,623       131,250
    Redemptions                                       (218,011)    (420,457)      (57,148)       (80,137)    (547,399)     (261,954)
    Transfers, net                                  (1,470,776)     (62,629)       96,707         94,496     (209,953)       (2,472)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (1,653,499)    (124,918)       47,010         60,534     (596,729)     (133,176)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets         (1,607,709)     177,924        39,746         92,846     (342,694)       26,399

NET ASSETS:
    Beginning of period                              3,469,102    3,291,178     1,325,092      1,232,246    4,339,051     4,312,652
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   1,861,393 $  3,469,102 $   1,364,838  $   1,325,092 $  3,996,357 $   4,339,051
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        38,329      298,071       202,321        243,997       81,521        93,005
    Units redeemed                                    (184,919)    (313,723)     (206,202)      (240,012)    (142,726)     (107,713)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                           (146,590)     (15,652)       (3,881)         3,985      (61,205)      (14,708)
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   ALGER AMERICAN GROWTH   ALGER AMERICAN MIDCAP GROWTH ALLIANCE BERNSTEIN VP GROWTH
                                                         PORTFOLIO                PORTFOLIO                 & INCOME PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                      2005         2004          2005           2004          2005         2004
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (23,757)$    (30,927)$     (23,224) $     (15,846)$     104,511 $     14,558
    Net realized gain                                  182,956      243,939       170,412         89,135       554,434      172,047
    Change in net unrealized appreciation
       on investments                                  354,764      (19,962)      178,127        218,800      (100,759)   1,007,408
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------

    Increase in net assets resulting
       from operations                                 513,963      193,050       325,315        292,089       558,186    1,194,013
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                  145,326      184,300       136,228        119,895       808,799      639,242
    Redemptions                                       (410,538)    (470,493)     (135,846)      (115,656)     (710,946)    (582,690)
    Transfers, net                                     722,844      707,886       784,683        533,997       329,608    3,313,240
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                          24,051       21,897
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------

    Increase in net assets resulting from
       contract transactions                           457,632      421,693       785,065        538,236       451,512    3,391,689
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------

    Total increase in net assets                       971,595      614,743     1,110,380        830,325     1,009,698    4,585,702

NET ASSETS:
    Beginning of period                              4,698,787    4,084,044     2,716,848      1,886,523    12,700,467    8,114,765
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------

    End of period                                $   5,670,382 $  4,698,787 $   3,827,228  $   2,716,848 $  13,710,165 $ 12,700,467
                                                   ============  ===========  ============   ============  ============  ===========
                                                   ============  ===========  ============   ============  ============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       202,180      256,802       166,456        225,319       371,769      523,294
    Units redeemed                                    (163,914)    (227,117)     (107,667)      (180,834)     (332,250)    (230,779)
                                                   ------------  -----------  ------------   ------------  ------------  -----------
                                                   ------------  -----------  ------------   ------------  ------------  -----------

    Net increase                                        38,266       29,685        58,789         44,485        39,519      292,515
                                                   ============  ===========  ============   ============  ============  ===========
                                                   ============  ===========  ============   ============  ============  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                        ALLIANCE BERNSTEIN VP GROWTH ALLIANCE BERNSTEIN VP REAL ESTATE ALLIANCE BERNSTEIN VP UTILITY
                                                  PORTFOLIO                  INVESTMENT PORTFOLIO            INCOME PORTFOLIO
                                         ---------------------------- --------------------------------------------------------------
                                                 2005           2004         2005           2004           2005           2004
                                              ------------  -------------  ------------   ------------  -------------  ------------
                                              ------------  -------------  ------------   ------------  -------------  ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $    (20,673)$      (11,925)$     342,561  $     163,503 $     45,728 $     20,170
    Net realized gain                                  83,588         87,514     2,487,317        776,615      450,519       84,697
    Change in net unrealized appreciation
       on investments                                 264,401        176,339    (1,457,160)     2,245,496      (74,111)     279,799
                                                   -----------  -------------  ------------   ------------  -----------  -----------
                                                   -----------  -------------  ------------   ------------  -----------  -----------

    Increase in net assets resulting
       from operations                                327,316        251,928     1,372,718      3,185,614      422,136      384,666
                                                   -----------  -------------  ------------   ------------  -----------  -----------
                                                   -----------  -------------  ------------   ------------  -----------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                  92,177         69,574       342,085        769,260      447,312      195,756
    Redemptions                                       (61,033)      (103,596)     (418,887)      (331,194)    (117,077)     (85,490)
    Transfers, net                                    876,865      1,287,562      (445,321)     1,795,919      932,684    1,387,091
    Adjustments to net assets allocated to contracts
       in payout phase                                                              22,984         17,424
                                                   -----------  -------------  ------------   ------------  -----------  -----------
                                                   -----------  -------------  ------------   ------------  -----------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                          908,009      1,253,540      (499,139)     2,251,409    1,262,919    1,497,357
                                                   -----------  -------------  ------------   ------------  -----------  -----------
                                                   -----------  -------------  ------------   ------------  -----------  -----------

    Total increase in net assets                    1,235,325      1,505,468       873,579      5,437,023    1,685,055    1,882,023

NET ASSETS:
    Beginning of period                             2,534,147      1,028,679    13,726,679      8,289,656    2,556,825      674,802
                                                   -----------  -------------  ------------   ------------  -----------  -----------
                                                   -----------  -------------  ------------   ------------  -----------  -----------

    End of period                                $  3,769,472 $    2,534,147 $  14,600,258  $  13,726,679 $  4,241,880 $  2,556,825
                                                   ===========  =============  ============   ============  ===========  ===========
                                                   ===========  =============  ============   ============  ===========  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      184,427        269,632       225,451        375,890      218,171      174,613
    Units redeemed                                   (102,127)      (134,479)     (246,806)      (258,978)    (141,872)     (60,858)
                                                   -----------  -------------  ------------   ------------  -----------  -----------
                                                   -----------  -------------  ------------   ------------  -----------  -----------

    Net increase (decrease)                            82,300        135,153       (21,355)       116,912       76,299      113,755
                                                   ===========  =============  ============   ============  ===========  ===========
                                                   ===========  =============  ============   ============  ===========  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              ALLIANCE
                                                            BERNSTEIN WW
                                                           PRIVATIZATION  AMERICAN CENTURY VP BALANCED AMERICAN CENTURY VP INCOME &
                                                             PORTFOLIO             PORTFOLIO               GROWTH IV PORTFOLIO
                                                           -------------------------------------------------------------------------
                                                                2005           2005          2004           2005           2004
                                                            -------------  -------------  ------------   ------------  -------------
                                                            -------------  -------------  ------------   ------------  -------------
Schwab Signature Annuity:                                            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $    (15,652)$       18,881 $       5,702  $     84,761 $     19,351
    Net realized gain                                                39,848         46,569        16,957       195,072      394,134
    Change in net unrealized appreciation
       on investments                                               563,393         59,598        95,273        21,344      176,331
                                                                 -----------  -------------  ------------   -----------  -----------
                                                                 -----------  -------------  ------------   -----------  -----------

    Increase in net assets resulting
       from operations                                              587,589        125,048       117,932       301,177      589,816
                                                                 -----------  -------------  ------------   -----------  -----------
                                                                 -----------  -------------  ------------   -----------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                98,367        290,144       221,336       505,823      280,576
    Redemptions                                                    (115,813)      (126,661)      (27,340)     (409,688)    (346,012)
    Transfers, net                                                7,086,811      1,175,942     1,060,537     1,333,841    2,749,087
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 -----------  -------------  ------------   -----------  -----------
                                                                 -----------  -------------  ------------   -----------  -----------

    Increase in net assets resulting from
       contract transactions                                      7,069,365      1,339,425     1,254,533     1,429,976    2,683,651
                                                                 -----------  -------------  ------------   -----------  -----------
                                                                 -----------  -------------  ------------   -----------  -----------

    Total increase in net assets                                  7,656,954      1,464,473     1,372,465     1,731,153    3,273,467

NET ASSETS:
    Beginning of period                                                   0      1,806,007       433,542     6,062,177    2,788,710
                                                                 -----------  -------------  ------------   -----------  -----------
                                                                 -----------  -------------  ------------   -----------  -----------

    End of period                                              $  7,656,954 $    3,270,480 $   1,806,007  $  7,793,330 $  6,062,177
                                                                 ===========  =============  ============   ===========  ===========
                                                                 ===========  =============  ============   ===========  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                    668,026        165,355       144,730       321,140      726,490
    Units redeemed                                                  (40,380)       (51,548)      (30,817)     (196,390)    (476,398)
                                                                 -----------  -------------  ------------   -----------  -----------
                                                                 -----------  -------------  ------------   -----------  -----------

    Net increase                                                    627,646        113,807       113,913       124,750      250,092
                                                                 ===========  =============  ============   ===========  ===========
                                                                 ===========  =============  ============   ===========  ===========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                      AMERICAN CENTURY VP        AMERICANTCENTURY VP VALUE  BARON CAPITAL ASSET FUND
                                                    INTERNATIONAL PORTFOLIO               PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ----------------------------------------------------
                                                      2005           2004          2005           2004         2005          2004
                                                   ------------  -------------  ------------   -------------------------  ----------
                                                   ------------  -------------  ------------   -------------------------  ----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      12,712 $     (7,228)$       3,752  $       5,536 $    (52,184)$     (21,366)
    Net realized gain                                  952,118      315,794       509,035         80,570      277,573        89,703
    Change in net unrealized appreciation
       on investments                                   98,019      249,514      (173,708)       265,607      (38,961)      575,685
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                               1,062,849      558,080       339,079        351,713      186,428       644,022
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  289,431      465,314       446,738        551,388      662,505       462,886
    Redemptions                                       (559,448)    (211,384)     (345,931)      (172,091)    (328,280)     (181,452)
    Transfers, net                                   2,822,308      956,788     3,619,000      1,753,676    1,597,147     4,208,758
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting from
       contract transactions                         2,552,291    1,210,718     3,719,807      2,132,973    1,931,372     4,490,192
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase in net assets                     3,615,140    1,768,798     4,058,886      2,484,686    2,117,800     5,134,214

NET ASSETS:
    Beginning of period                              5,122,879    3,354,081     3,936,248      1,451,562    5,886,413       752,199
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   8,738,019 $  5,122,879 $   7,995,134  $   3,936,248 $  8,004,213 $   5,886,413
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                     1,401,020      529,485       586,637        313,996      322,951       626,013
    Units redeemed                                  (1,131,307)    (409,053)     (301,096)      (138,901)    (191,602)     (286,566)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase                                       269,713      120,432       285,541        175,095      131,349       339,447
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 DELAWARE VIP
                                                                    GROWTH
                                                                 OPPORTUNITY    DELAWARE VIP SMALL CAP VALUE
                                                                  PORTFOLIO              PORTFOLIO              DREYFUS GVIT MIDCAP
                                                                                                                   INDEX FUND II
                                                                 -------------- ---------------------------   ---------------------
                                                                     2005           2005          2004         2005        2004
                                                                 -------------  -------------  ------------   ----------  ---------
                                                                 -------------  -------------  ------------   ----------  ---------
Schwab Signature Annuity:                                            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $          (96)$      (65,266)$     (65,698) $    11,427 $    (8,832)
    Net realized gain                                                   1,423      2,003,879       768,212      669,016     186,262
    Change in net unrealized appreciation
       on investments                                                     980       (369,678)    1,883,631      (24,499)    257,084
                                                                 -------------  -------------  ------------   ----------  ----------
                                                                 -------------  -------------  ------------   ----------  ----------

    Increase in net assets resulting
       from operations                                                  2,307      1,568,935     2,586,145      655,944     434,514
                                                                 -------------  -------------  ------------   ----------  ----------
                                                                 -------------  -------------  ------------   ----------  ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                     124        555,786       540,948      307,032     309,406
    Redemptions                                                                     (985,653)     (760,549)    (247,326)    (37,201)
    Transfers, net                                                     49,722      2,665,842     3,177,174    2,360,593   1,961,848
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 -------------  -------------  ------------   ----------  ----------
                                                                 -------------  -------------  ------------   ----------  ----------

    Increase in net assets resulting from
       contract transactions                                           49,846      2,235,975     2,957,573    2,420,299   2,234,053
                                                                 -------------  -------------  ------------   ----------  ----------
                                                                 -------------  -------------  ------------   ----------  ----------

    Total increase in net assets                                       52,153      3,804,910     5,543,718    3,076,243   2,668,567

NET ASSETS:
    Beginning of period                                                     0     16,696,628    11,152,910    3,806,434   1,137,867
                                                                 -------------  -------------  ------------   ----------  ----------
                                                                 -------------  -------------  ------------   ----------  ----------

    End of period                                              $       52,153 $   20,501,538 $  16,696,628  $ 6,882,677 $ 3,806,434
                                                                 =============  =============  ============   ==========  ==========
                                                                 =============  =============  ============   ==========  ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                        7,985        403,612       429,931      353,039     380,317
    Units redeemed                                                     (3,643)      (263,593)     (227,656)    (177,958)   (196,997)
                                                                 -------------  -------------  ------------   ----------  ----------
                                                                 -------------  -------------  ------------   ----------  ----------

    Net increase                                                        4,342        140,019       202,275      175,081     183,320
                                                                 =============  =============  ============   ==========  ==========
                                                                 =============  =============  ============   ==========  ==========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DREYFUS VIF DEVELOPING
                                                      DREYFUS MIDCAP STOCK          DREYFUS VIF APPRECIATION    LEADERS PORTFOLIO
                                                            PORTFOLIO                    PORTFOLIO
                                                   ---------------------------  ----------------------------------------------------
                                                      2005         2004          2005           2004           2005          2004
                                                   ------------  -----------  ------------   ------------  -------------  ----------
                                                   ------------  -----------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:                                                                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (10,155)$       (748)$        (586) $       241 $      (14,627)$     (12,021)
    Net realized gain (loss)                            85,655       40,970         3,344           (1)       126,728       119,013
    Change in net unrealized appreciation
       on investments                                   57,591       79,832         1,905          654        (29,221)      118,864
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Increase in net assets resulting
       from operations                                 133,091      120,054         4,663          894         82,880       225,856
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  109,938       59,191        21,944                       8,387        49,855
    Redemptions                                        (27,957)     (51,158)     (105,553)                   (187,007)     (232,605)
    Transfers, net                                     715,122      633,448       218,483       15,264       (319,029)      126,054
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           797,103      641,481       134,874       15,264       (497,649)      (56,696)
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Total increase (decrease) in net assets            930,194      761,535       139,537       16,158       (414,769)      169,160

NET ASSETS:
    Beginning of period                              1,107,651      346,116        16,158            0      2,491,973     2,322,813
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    End of period                                $   2,037,845 $  1,107,651 $     155,695  $    16,158 $    2,077,204 $   2,491,973
                                                   ============  ===========  ============   ==========  =============  ============
                                                   ============  ===========  ============   ==========  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       113,424      116,839        29,380        1,575          9,632        51,539
    Units redeemed                                     (55,073)     (62,847)      (16,319)                    (54,455)      (59,958)
                                                   ------------  -----------  ------------   ----------  -------------  ------------
                                                   ------------  -----------  ------------   ----------  -------------  ------------

    Net increase (decrease)                             58,351       53,992        13,061        1,575        (44,823)       (8,419)
                                                   ============  ===========  ============   ==========  =============  ============
                                                   ============  ===========  ============   ==========  =============  ============


(1) The portfolio commenced operations on May 3, 2004.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                  DREYFUS VIF GROWTH & INCOME FEDERATED FUND FOR U.S. FEDERATED INTERNATIONAL EQUITY
                                                            PORTFOLIO        GOVERNMENT SECURITIES II            FUND II
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ---------------------------  -----------------------
                                                      2005         2004          2005           2004           2005          2004
                                                   ------------  -----------  ------------   ------------  -------------  ----------
                                                   ------------  -----------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       9,816 $      7,985 $     518,463  $     541,286 $    (17,949)$     (13,201)
    Net realized gain (loss)                            50,362       67,943       (64,495)       (30,405)     215,777        55,334
    Change in net unrealized appreciation (depreciation)
       on investments                                  (19,442)      17,069      (235,404)       (84,903)      (8,572)      222,071
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                                  40,736       92,997       218,564        425,978      189,256       264,204
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  107,236       16,895       509,708      1,062,177       72,185       122,537
    Redemptions                                        (24,132)    (166,024)     (894,205)      (833,800)    (117,025)     (611,609)
    Transfers, net                                     (19,103)     266,090     1,779,034         83,331     (447,947)    1,558,891
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                            64,001      116,961     1,394,537        311,708     (492,787)    1,069,819
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets            104,737      209,958     1,613,101        737,686     (303,531)    1,334,023

NET ASSETS:
    Beginning of period                              1,462,247    1,252,289    16,417,161     15,679,475    2,555,664     1,221,641
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   1,566,984 $  1,462,247 $  18,030,262  $  16,417,161 $  2,252,133 $   2,555,664
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        42,113       80,518       424,344        544,517      297,835       455,952
    Units redeemed                                     (36,114)     (69,192)     (299,099)      (506,594)    (347,927)     (339,602)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                              5,999       11,326       125,245         37,923      (50,092)      116,350
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   JANUS ASPEN SERIES BALANCED JANUS ASPEN SERIES FLEXIBLE JANUS ASPEN SERIES GROWTH
                                                           PORTFOLIO                BOND PORTFOLIO            & INCOME PORTFOLIO
                                                   -------------------------  ---------------------------  ------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                      2005         2004          2005           2004         2005          2004
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $      50,080 $     20,616 $     844,838  $     822,710 $      3,147 $       2,292
    Net realized gain                                   35,747       15,799       351,402        228,125      109,592        58,848
    Change in net unrealized appreciation (depreciation)
       on investments                                  123,222       52,033      (969,265)      (528,763)     597,655       214,770
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                                 209,049       88,448       226,975        522,072      710,394       275,910
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  242,687      107,559       683,037        655,041      541,157        62,875
    Redemptions                                       (294,759)    (189,349)   (1,444,210)      (939,203)    (163,901)     (165,084)
    Transfers, net                                   1,824,119    1,100,011     2,318,933        383,166    4,148,319     1,816,381
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting from
       contract transactions                         1,772,047    1,018,221     1,557,760         99,004    4,525,575     1,714,172
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase in net assets                     1,981,096    1,106,669     1,784,735        621,076    5,235,969     1,990,082

NET ASSETS:
    Beginning of period                              1,433,726      327,057    16,580,584     15,959,508    2,992,118     1,002,036
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   3,414,822 $  1,433,726 $  18,365,319  $  16,580,584 $  8,228,087 $   2,992,118
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       223,040      168,804       452,696        386,667      616,596       286,416
    Units redeemed                                     (68,446)     (73,390)     (315,190)      (360,725)     (83,537)      (65,246)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase                                       154,594       95,414       137,506         25,942      533,059       221,170
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   JANUS ASPEN SERIES WORLDWIDE JP MORGAN SMALL COMPANY        OLD MUTUAL LARGE CAP
                                                         GROWTH PORTFOLIO            PORTFOLIO                   GROWTH PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                      2005         2004          2005           2004         2005          2004
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      10,843 $      5,943 $     (17,351) $     (20,080)$    (18,098)$     (15,806)
    Net realized gain (loss)                           (10,647)     234,094       503,523         98,101      102,641       122,391
    Change in net unrealized appreciation
       on investments                                   69,217     (157,518)     (445,079)       456,687         (472)      107,069
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                                  69,413       82,519        41,093        534,708       84,071       213,654
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   20,436      296,157        75,060        144,593       83,824       354,148
    Redemptions                                       (170,527)    (194,059)     (237,634)       (91,499)     (64,862)      (33,740)
    Transfers, net                                    (243,502)    (888,093)     (362,008)    (1,715,107)    (308,522)      402,976
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                            0
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (393,593)    (785,995)     (524,582)    (1,662,013)    (289,560)      723,384
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets           (324,180)    (703,476)     (483,489)    (1,127,305)    (205,489)      937,038

NET ASSETS:
    Beginning of period                              1,973,332    2,676,808     2,951,152      4,078,457    2,914,060     1,977,022
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   1,649,152 $  1,973,332 $   2,467,663  $   2,951,152 $  2,708,571 $   2,914,060
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        31,757      498,571        72,555         99,045       55,409       174,400
    Units redeemed                                     (83,414)    (598,558)     (114,789)      (270,233)     (91,369)      (94,860)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                            (51,657)     (99,987)      (42,234)      (171,188)     (35,960)       79,540
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           OPPENHEIMER
                                                            OPPENHEIMER GLOBAL SECURITIES INTERNATIONAL
                                                                       FUND/VA            GROWTH FUND/VA       PIMCO VIT HIGH YIELD
                                                                                                                       PORTFOLIO
                                                            ----------------------------- ---------------    -----------------------
                                                                     2005         2004          2005           2005           2004
                                                                 -------------  -----------  ------------   ------------  ----------
                                                                 -------------  -----------  ------------   ------------  ----------
Schwab Signature Annuity:                                                                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $       32,486 $     44,290 $      (3,540) $    589,985 $    456,980
    Net realized gain (loss)                                          495,202      221,577       (12,458)       88,142      220,024
    Change in net unrealized appreciation (depreciation)
       on investments                                               1,891,650    1,578,357        86,826      (336,775)      51,829
                                                                 -------------  -----------  ------------  ------------  -----------
                                                                 -------------  -----------  ------------  ------------  -----------

    Increase in net assets resulting
       from operations                                              2,419,338    1,844,224        70,828       341,352      728,833
                                                                 -------------  -----------  ------------  ------------  -----------
                                                                 -------------  -----------  ------------  ------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 732,925      512,051       413,592       511,797      341,602
    Redemptions                                                      (565,171)    (493,732)       (6,494)   (1,166,153)    (687,616)
    Transfers, net                                                  4,569,284    4,497,270     1,535,230     1,968,656    1,428,842
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 -------------  -----------  ------------  ------------  -----------
                                                                 -------------  -----------  ------------  ------------  -----------

    Increase in net assets resulting from
       contract transactions                                        4,737,038    4,515,589     1,942,328     1,314,300    1,082,828
                                                                 -------------  -----------  ------------  ------------  -----------
                                                                 -------------  -----------  ------------  ------------  -----------

    Total increase in net assets                                    7,156,376    6,359,813     2,013,156     1,655,652    1,811,661

NET ASSETS:
    Beginning of period                                            13,432,448    7,072,635             0     9,750,294    7,938,633
                                                                 -------------  -----------  ------------  ------------  -----------
                                                                 -------------  -----------  ------------  ------------  -----------

    End of period                                              $   20,588,824 $ 13,432,448 $   2,013,156  $ 11,405,946 $  9,750,294
                                                                 =============  ===========  ============  ============  ===========
                                                                 =============  ===========  ============  ============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      616,769      679,649       419,112       538,767      556,659
    Units redeemed                                                   (251,357)    (295,487)     (248,503)     (435,246)    (469,073)
                                                                 -------------  -----------  ------------  ------------  -----------
                                                                 -------------  -----------  ------------  ------------  -----------

    Net increase                                                      365,412      384,162       170,609       103,521       87,586
                                                                 =============  ===========  ============  ============  ===========
                                                                 =============  ===========  ============  ============  ===========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               PIMCO VIT
                                                                                              TOTAL RETURN
                                                                    PIMCO VIT LOW DURATION     PORTFOLIO            PIONEER FUND VCT
                                                                           PORTFOLIO                                    PORTFOLIO
                                                                 ----------------------------  -----------    ----------------------
                                                                     2005           2004          2005          2005         2004
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------
Schwab Signature Annuity:                                                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                      $      424,294 $       71,395 $      44,404  $    6,336 $      3,171
    Net realized gain                                                  32,861         54,099        67,917      58,339       55,449
    Change in net unrealized appreciation (depreciation)
       on investments                                                (386,047)        (1,852)      (98,240)    (16,555)     (12,058)
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------

    Increase in net assets resulting
       from operations                                                 71,108        123,642        14,081      48,120       46,562
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                               1,372,689      1,423,894       564,930      86,043       95,966
    Redemptions                                                      (772,468)      (691,596)      (11,710)   (103,264)     (12,709)
    Transfers, net                                                  5,458,660      8,574,556     4,759,424      28,143      135,920
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------

    Increase in net assets resulting from
       contract transactions                                        6,058,881      9,306,854     5,312,644      10,922      219,177
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------

    Total increase in net assets                                    6,129,989      9,430,496     5,326,725      59,042      265,739

NET ASSETS:
    Beginning of period                                            16,165,921      6,735,425             0     890,446      624,707
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------

    End of period                                              $   22,295,910 $   16,165,921 $   5,326,725  $  949,488 $    890,446
                                                                 =============  =============  ============   =========  ===========
                                                                 =============  =============  ============   =========  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      925,653      1,374,111       572,917      55,624       72,987
    Units redeemed                                                   (321,209)      (441,545)      (44,054)    (55,232)     (50,181)
                                                                 -------------  -------------  ------------   ---------  -----------
                                                                 -------------  -------------  ------------   ---------  -----------

    Net increase                                                      604,444        932,566       528,863         392       22,806
                                                                 =============  =============  ============   =========  ===========
                                                                 =============  =============  ============   =========  ===========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                   PIONEER SMALL CAP VALUE II   SCHWAB MARKETTRACK GROWTH       SCHWAB MONEY MARKET
                                                             PORTFOLIO               PORTFOLIO II                    PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------  ---------------------------  -----------------------
                                                      2005         2004          2005           2004           2005          2004
                                                   ------------  -----------  ------------   ------------  -------------  ----------
                                                   ------------  -----------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (4,878)$    (14,825)$     65,202  $      45,105 $     967,019 $      91,514
    Net realized gain                                  361,753      130,498      228,221        176,562
    Change in net unrealized appreciation
       on investments                                  110,053      453,489      227,368        552,724
                                                   ------------  ----------- ------------   ------------  ------------  ------------
                                                   ------------  ----------- ------------   ------------  ------------  ------------

    Increase in net assets resulting
       from operations                                 466,928      569,162      520,791        774,391       967,019        91,514
                                                   ------------  ----------- ------------   ------------  ------------  ------------
                                                   ------------  ----------- ------------   ------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  429,206      170,675      837,968        155,865    72,254,291    72,810,080
    Redemptions                                       (100,579)    (171,957)    (441,786)      (281,884)  (14,049,759)  (12,973,088)
    Transfers, net                                    (646,394)   3,559,363    1,348,620      1,566,202   (48,461,892)  (66,883,699)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  ----------- ------------   ------------  ------------  ------------
                                                   ------------  ----------- ------------   ------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (317,767)   3,558,081    1,744,802      1,440,183     9,742,640    (7,046,707)
                                                   ------------  ----------- ------------   ------------  ------------  ------------
                                                   ------------  ----------- ------------   ------------  ------------  ------------

    Total increase (decrease) in net assets            149,161    4,127,243    2,265,593      2,214,574    10,709,659    (6,955,193)

NET ASSETS:
    Beginning of period                              4,840,269      713,026    8,744,941      6,530,367    43,824,359    50,779,552
                                                   ------------  ----------- ------------   ------------  ------------  ------------
                                                   ------------  ----------- ------------   ------------  ------------  ------------

    End of period                                $   4,989,430 $  4,840,269 $ 11,010,534  $   8,744,941 $  54,534,018 $  43,824,359
                                                   ============  =========== ============   ============  ============  ============
                                                   ============  =========== ============   ============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       205,389      416,798      267,816        239,933    11,242,272    10,349,375
    Units redeemed                                    (237,058)    (148,337)    (119,908)      (111,176)  (10,296,491)  (11,034,732)
                                                   ------------  ----------- ------------   ------------  ------------  ------------
                                                   ------------  ----------- ------------   ------------  ------------  ------------

    Net increase (decrease)                            (31,669)     268,461      147,908        128,757       945,781      (685,357)
                                                   ============  =========== ============   ============  ============  ============
                                                   ============  =========== ============   ============  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SCUDDER
                                                                                             DREMAN HIGH
                                                                                            RETURN EQUITY SCUDDER SVL CAPITAL GROWTH
                                                             SCHWAB S&P 500 INDEX PORTFOLIO      FUND            PORTFOLIO
                                                             -----------------------------------------------------------------------
                                                                 2005           2004          2005           2005           2004
                                                             -------------  -------------  ------------   ------------  ------------
                                                             -------------  -------------  ------------   ------------  ------------
Schwab Signature Annuity:                                                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $    497,108 $      203,868 $    (1,856) $       1,339 $      (2,754)
    Net realized gain                                             2,671,358      2,192,079       2,493         38,351        44,474
    Change in net unrealized appreciation
       on investments                                            (1,262,655)     1,242,617      23,959         90,560        53,188
                                                                ------------  -------------  ----------   ------------ -------------
                                                                ------------  -------------  ----------   ------------ -------------

    Increase in net assets resulting
       from operations                                            1,905,811      3,638,564      24,596        130,250        94,908
                                                                ------------  -------------  ----------   ------------ -------------
                                                                ------------  -------------  ----------   ------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                             2,503,999      3,148,639      38,188        141,793        91,140
    Redemptions                                                  (2,779,314)    (2,623,777)          0        (26,316)      (29,945)
    Transfers, net                                                2,964,432     11,887,888     758,856        429,216       409,627
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                ------------  -------------  ----------   ------------ -------------
                                                                ------------  -------------  ----------   ------------ -------------

    Increase in net assets resulting from
       contract transactions                                      2,689,117     12,412,750     797,044        544,693       470,822
                                                                ------------  -------------  ----------   ------------ -------------
                                                                ------------  -------------  ----------   ------------ -------------

    Total increase in net assets                                  4,594,928     16,051,314     821,640        674,943       565,730

NET ASSETS:
    Beginning of period                                          44,717,330     28,666,016           0      1,453,934       888,204
                                                                ------------  -------------  ----------   ------------ -------------
                                                                ------------  -------------  ----------   ------------ -------------

    End of period                                              $ 49,312,258 $   44,717,330 $   821,640  $   2,128,877 $   1,453,934
                                                                ============  =============  ==========   ============ =============
                                                                ============  =============  ==========   ============ =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  2,163,896      3,108,293      87,825         78,709        97,750
    Units redeemed                                               (1,970,115)    (1,885,739)    (11,742)       (30,547)      (43,705)
                                                                ------------  -------------  ----------   ------------ -------------
                                                                ------------  -------------  ----------   ------------ -------------

    Net increase                                                    193,781      1,222,554      76,083         48,162        54,045
                                                                ============  =============  ==========   ============ =============
                                                                ============  =============  ==========   ============ =============


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   SCUDDER SVS    SCUDDER SVS II
                                                   II BLUE CHIP      LARGE CAP   SCUDDER SVS II SMALL CAP GROWTH  SCUDDER VIT EAFE
                                                       FUND         VALUE FUND              PORTFOLIO             EQUITY INDEX FUND
                                                   ------------  -------------- ---------------------------  -----------------------
                                                      2005           2005          2005           2004           2005          2004
                                                   ------------  -------------  ------------   ------------  ------------ --------
                                                   ------------  -------------  ------------   ------------  ------------ --------
Schwab Signature Annuity:                              (1)           (1)                                         (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $        (141)$         (426)$     (14,288) $     (13,122)$    163,878 $    84,910
    Net realized gain                                       60             17        33,292         92,315    1,173,899     248,448
    Change in net unrealized appreciation (depreciation)
       on investments                                    3,548         (4,666)       95,841         70,510   (1,144,067)    781,122
                                                   ------------  -------------  ------------   ------------ ------------ -----------
                                                   ------------  -------------  ------------   ------------ ------------ -----------

    Increase (decrease) in net assets resulting
       from operations                                   3,467         (5,075)      114,845        149,703      193,710   1,114,480
                                                   ------------  -------------  ------------   ------------ ------------ -----------
                                                   ------------  -------------  ------------   ------------ ------------ -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                  25,947        34,364        171,629      178,539     431,720
    Redemptions                                                        (2,233)      (47,012)       (52,934)    (179,738)   (228,066)
    Transfers, net                                     115,546      1,090,111        22,541        108,673   (8,465,485)  3,489,332
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -------------  ------------   ------------ ------------ -----------
                                                   ------------  -------------  ------------   ------------ ------------ -----------

    Increase (decrease) in net assets resulting from
       contract transactions                           115,546      1,113,825         9,893        227,368   (8,466,684)  3,692,986
                                                   ------------  -------------  ------------   ------------ ------------ -----------
                                                   ------------  -------------  ------------   ------------ ------------ -----------

    Total increase (decrease) in net assets            119,013      1,108,750       124,738        377,071   (8,272,974)  4,807,466

NET ASSETS:
    Beginning of period                                      0              0     2,035,346      1,658,275    8,272,974   3,465,508
                                                   ------------  -------------  ------------   ------------ ------------ -----------
                                                   ------------  -------------  ------------   ------------ ------------ -----------

    End of period                                $     119,013 $    1,108,750 $   2,160,084  $   2,035,346 $          0 $ 8,272,974
                                                   ============  =============  ============   ============ ============ ===========
                                                   ============  =============  ============   ============ ============ ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        11,358        106,111        78,644        510,326      852,413     597,246
    Units redeemed                                        (743)          (234)      (77,566)      (498,548)  (1,616,041)   (235,366)
                                                   ------------  -------------  ------------   ------------ ------------ -----------
                                                   ------------  -------------  ------------   ------------ ------------ -----------

    Net increase (decrease)                             10,615        105,877         1,078         11,778     (763,628)    361,880
                                                   ============  =============  ============   ============ ============ ===========
                                                   ============  =============  ============   ============ ============ ===========


(1) The portfolio commenced operations on May 2, 2005. (2) The portfolio ceased operations on July 27, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 VAN KAMPEN   VAN KAMPEN LIT
                                                                                  LIT COMMON      GROWTH &
                                                                                   STOCK          INCOME
                                                SCUDDER VIT SMALL CAP INDEX FUND PORTFOLIO       PORTFOLIO       WELLS FARGO VT
                                                                                                                 DISCOVERY FUND
                                                -------------------------------- -----------  -------------- -----------------------
                                                      2005           2004          2005           2005           2005          2004
                                                   ------------  -------------  ------------   ------------  ------------ ----------
                                                   ------------  -------------  ------------   ------------  ------------ ----------
Schwab Signature Annuity:                                                           (1)            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                          $      (4,619)$    (18,137)$        (714) $      (1,793)$      (17,900)$   (12,836)
    Net realized gain (loss)                           713,063      403,120          (214)         3,917        349,264     172,161
    Change in net unrealized appreciation
       on investments                                 (539,976)     607,703         7,998         27,669       (121,403)    172,955
                                                   ------------  -----------  ------------   ------------  ------------- -----------
                                                   ------------  -----------  ------------   ------------  ------------- -----------

    Increase in net assets resulting
       from operations                                 168,468      992,686         7,070         29,793        209,961     332,280
                                                   ------------  -----------  ------------   ------------  ------------- -----------
                                                   ------------  -----------  ------------   ------------  ------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                  169,792      489,222         6,307         80,640         80,963      93,387
    Redemptions                                       (389,802)    (293,972)            0         (2,906)      (107,156)    (97,919)
    Transfers, net                                  (1,157,280)   1,340,522       366,557        840,150       (268,086)    483,532
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  ------------- -----------
                                                   ------------  -----------  ------------   ------------  ------------- -----------

    Increase (decrease) in net assets resulting from
       contract transactions                        (1,377,290)   1,535,772       372,864        917,884       (294,279)    479,000
                                                   ------------  -----------  ------------   ------------  ------------- -----------
                                                   ------------  -----------  ------------   ------------  ------------- -----------

    Total increase (decrease) in net assets         (1,208,822)   2,528,458       379,934        947,677        (84,318)    811,280

NET ASSETS:
    Beginning of period                              7,547,617    5,019,159             0              0      2,693,915   1,882,635
                                                   ------------  -----------  ------------   ------------  ------------- -----------
                                                   ------------  -----------  ------------   ------------  ------------- -----------

    End of period                                $   6,338,795 $  7,547,617 $     379,934  $     947,677 $    2,609,597 $ 2,693,915
                                                   ============  ===========  ============   ============  ============= ===========
                                                   ============  ===========  ============   ============  ============= ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       110,373      296,276        46,692         93,823        164,346     169,888
    Units redeemed                                    (211,699)    (177,866)      (10,920)        (7,866)      (179,483)   (142,647)
                                                   ------------  -----------  ------------   ------------  ------------- -----------
                                                   ------------  -----------  ------------   ------------  ------------- -----------

    Net increase (decrease)                           (101,326)     118,410        35,772         85,957        (15,137)     27,241
                                                   ============  ===========  ============   ============  ============= ===========
                                                   ============  ===========  ============   ============  ============= ===========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                           WELLS FARGO VT OPPORTUNITY FUND    TOTAL SCHWAB SIGNATURE
                                                                                                                      ANNUITY
                                                                          ----------------------------------  ----------------------
                                                                                    2005           2004       2005           2004
                                                                           ------------------  -------------  ---------  -----------
                                                                           ------------------  -------------  ---------  -----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                              $    (30,591)$    (32,743)$   4,692,001 $   2,796,437
    Net realized gain                                                              350,895      328,537    16,853,422     8,643,620
    Change in net unrealized appreciation
       on investments                                                              (39,795)     448,342    (2,910,717)   13,930,633
                                                                               ------------  -----------  ------------  ------------
                                                                               ------------  -----------  ------------  ------------

    Increase in net assets resulting
       from operations                                                             280,509      744,136    18,634,706    25,370,690
                                                                               ------------  -----------  ------------  ------------
                                                                               ------------  -----------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                               99,583      106,257    88,370,394    88,318,629
    Redemptions                                                                   (282,890)    (631,417)  (30,562,208)  (26,966,438)
    Transfers, net                                                                (880,886)      84,606         7,849      (611,996)
    Adjustments to net assets allocated to contracts
       in payout phase                                                              14,030       12,049        61,065        51,370
                                                                               ------------  -----------  ------------  ------------
                                                                               ------------  -----------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                                    (1,050,163)    (428,505)   57,877,100    60,791,565
                                                                               ------------  -----------  ------------  ------------
                                                                               ------------  -----------  ------------  ------------

    Total increase (decrease) in net assets                                       (769,654)     315,631    76,511,806    86,162,255

NET ASSETS:
    Beginning of period                                                          4,850,020    4,534,389   313,499,424   227,337,169
                                                                               ------------  -----------  ------------  ------------
                                                                               ------------  -----------  ------------  ------------

    End of period                                                             $  4,080,366 $  4,850,020 $ 390,011,230 $ 313,499,424
                                                                               ============  ===========  ============  ============
                                                                               ============  ===========  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                    64,343      188,123    26,992,023    27,133,842
    Units redeemed                                                                (156,250)    (252,958)  (21,833,996)  (21,809,446)
                                                                               ------------  -----------  ------------  ------------
                                                                               ------------  -----------  ------------  ------------

    Net increase (decrease)                                                        (91,907)     (64,835)    5,158,027     5,324,396
                                                                               ============  ===========  ============  ============
                                                                               ============  ===========  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                  At December 31            For the year ended or period December 31
                                                     -------------------------------------- ----------------------------------------
                                                     -------------------------------------- ----------------------------------------
                                                      Units  Unit Fair Value        Net Assets Expense Ratio      Total Return
Schwab Signature Annuity:                             (000s) lowest to highest      (000s)     lowest to highest  lowest to highest
                                                     ------  ----------------      ---------   ----------------   ------------------
                                                     ------  ----------------      ---------   ----------------   ------------------

AIM V.I. HIGH YIELD PORTFOLIO
   2005                                                      $112.31to$ 11.45    $             0.65%1to60.85 %    1.90 % to 2.05%
   2004                                                306   $ 11.20to$ 12.08    $    3,469    0.65% to 0.85 %    9.94 % to 10.1%
   2003                                                322   $ 10.17to$ 10.99    $    3,291    0.65% to 0.85 %    9.92 % to 24.2%
AIM V.I. TECHNOLOGY PORTFOLIO
   2005                                                      $212.72to$ 5.79     $             0.65%,to50.85 %    1.27 % to 1.58%
   2004                                                225   $ 5.69 to$ 12.56    $    1,325    0.65% to 0.85 %    3.75 % to 3.96%
   2003                                                221   $ 5.48 to$ 12.11    $    1,232    0.65% to 0.85 %    21.05% to 44.1%
ALGER AMERICAN BALANCED PORTFOLIO
   2005                                                      $511.78to$ 11.19    $             0.65%9to 0.85 %    7.48 % to 7.70%
   2004                                                416   $ 10.39to$ 10.96    $    4,339    0.65% to 0.85 %    3.68 % to 3.89%
   2003                                                431   $ 9.98 to$ 10.57    $    4,313    0.65% to 0.85 %    5.72 % to 18.2%
ALGER AMERICAN GROWTH PORTFOLIO
   2005                                                      $613.27to$ 9.28     $             0.65%6to 0.85 %    11.14% to 11.2%
   2004                                                528   $ 8.32 to$ 11.94    $    4,699    0.65% to 0.85 %    4.61 % to 4.81%
   2003                                                498   $ 7.94 to$ 11.42    $    4,084    0.65% to 0.85 %    14.18% to 34.2%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2005                                                      $614.65to$ 14.72    $             0.65%8to 0.85 %    8.92 % to 9.12%
   2004                                                202   $ 13.45to$ 13.49    $    2,717    0.65% to 0.85 %    12.09% to 12.3%
   2003                                                157   $ 12.00to$ 12.01    $    1,887    0.65% to 0.85 %    20.02% to 20.1%
ALLIANCE BERNSTEIN VP GROWTH & INCOME PORTFOLIO
   2005                                                     1$112.87to$ 11.04    $             0.65%,to00.85 %    3.96 % to 4.15%
   2004                                              1,129   $ 10.58to$ 12.38    $   12,700    0.65% to 0.85 %    10.52% to 10.7%
   2003                                                547   $ 12.17to$ 15.59    $    8,290    0.65% to 0.85 %    21.75% to 38.4%
ALLIANCE BERNSTEIN VP GROWTH PORTFOLIO
   2005                                                      $414.47to$ 10.43    $             0.65%7to 0.85 %    11.05% to 11.1%
   2004                                                258   $ 9.36 to$ 13.03    $    2,534    0.65% to 0.85 %    13.76% to 13.9%
   2003                                                 53   $ 10.79to$ 12.72    $      675    0.65% to 0.85 %    7.92 % to 19.1%
ALLIANCE BERNSTEIN VP REAL ESTATE INVESTMENT PORTFOLIO
   2005                                                      $418.13to$ 23.31    $             0.65%6to 0.85 %    10.75% to 10.9%
   2004                                                664   $ 16.37to$ 21.01    $   13,727    0.65% to 0.85 %    34.48% to 34.7%
   2003                                                836   $ 9.56 to$ 11.20    $    8,115    0.65% to 0.85 %    12.02% to 31.6%
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO
   2005                                                      $415.31to$ 18.11    $             0.65%2to 0.85 %    15.11% to 15.2%
   2004                                                167   $ 13.30to$ 15.71    $    2,557    0.65% to 0.85 %    23.28% to 23.5%
   2003                                                123   $ 8.21 to$ 11.45    $    1,029    0.65% to 0.85 %    14.54% to 34.1%
ALLIANCE BERNSTEIN WW PRIVATIZATION PORTFOLIO
   2005                                                      $212.19to$ 12.21    $             0.65%6to 0.85 %    21.90% to 22.1%

                                                                                                                      (Continued)
AMERICAN CENTURY VP BALANCED PORTFOLIO
   2005                                                      $612.16to$ 12.22    $             0.65%2to 0.85 %    4.11 % to 4.27%
   2004                                                154   $ 11.68to$ 11.72    $    1,806    0.65% to 0.85 %    8.85 % to 9.07%
   2003                                                 40   $ 10.73to$ 10.75    $      434    0.65% to 0.85 %    7.33 % to 7.46%
AMERICAN CENTURY VP INCOME & GROWTH IV PORTFOLIO
   2005                                                      $513.22to$ 11.25    $             0.65%7to 0.85 %    3.77 % to 3.97%
   2004                                                534   $ 10.80to$ 12.74    $    6,062    0.65% to 0.85 %    12.04% to 12.2%
   2003                                                283   $ 9.62 to$ 11.37    $    2,789    0.65% to 0.85 %    13.73% to 28.5%
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
   2005                                                      $914.84to$ 10.40    $             0.65%7to 0.85 %    12.34% to 12.4%
   2004                                                525   $ 9.23 to$ 13.21    $    5,123    0.65% to 0.85 %    13.95% to 14.1%
   2003                                                404   $ 8.09 to$ 11.59    $    3,354    0.65% to 0.85 %    15.94% to 23.7%
AMERICAN CENTURY VP VALUE PORTFOLIO
   2005                                                      $813.58to$ 13.65    $             0.65%9to 0.85 %    4.14 % to 4.36%
   2004                                                301   $ 13.04to$ 13.08    $    3,936    0.65% to 0.85 %    13.37% to 13.5%
   2003                                                126   $ 11.50to$ 11.52    $    1,452    0.65% to 0.85 %    15.04% to 15.1%
BARON CAPITAL ASSET FUND
   2005                                                      $314.91to$ 14.99    $             0.65%0to 0.85 %    2.47 % to 2.74%
   2004                                                404   $ 14.55to$ 14.59    $    5,886    0.65% to 0.85 %    24.58% to 24.8%
   2003                                                 64   $ 11.68to$ 11.69    $      752    0.65% to 0.85 %    16.78% to 16.9%
DELAWARE VIP GROWTH OPPORTUNITY PORTFOLIO
   2005                                                      $ 12.00to$ 12.02    $             0.65% to 0.85 %    20.00% to 20.2%
DELAWARE VIP SMALL CAP VALUE PORTFOLIO
   2005                                                     1$115.82to$ 18.57    $             0.65%0to 0.85 %    8.50 % to 8.72%
   2004                                              1,003   $ 14.58to$ 17.08    $   16,697    0.65% to 0.85 %    20.45% to 20.7%
   2003                                                800   $ 12.11to$ 14.15    $   11,153    0.65% to 0.85 %    21.07% to 41.0%
DREYFUS GVIT MIDCAP INDEX FUND II
   2005                                                      $515.11to$ 15.18    $             0.65%8to 0.85 %    10.94% to 11.1%
   2004                                                279   $ 13.62to$ 13.66    $    3,806    0.65% to 0.85 %    14.54% to 14.7%
   2003                                                 96   $ 11.89to$ 11.90    $    1,138    0.65% to 0.85 %    18.88% to 19.0%
DREYFUS MIDCAP STOCK PORTFOLIO
   2005                                                      $114.29to$ 14.37    $             0.65%0to 0.85 %    8.26 % to 8.53%
   2004                                                 84   $ 13.20to$ 13.24    $    1,108    0.65% to 0.85 %    13.50% to 13.7%
   2003                                                 30   $ 11.63to$ 11.64    $      346    0.65% to 0.85 %    16.32% to 16.4%
DREYFUS VIF APPRECIATION PORTFOLIO
   2005                                                      $ 10.61to$ 10.64    $             0.65% to10.85 %    3.51 % to 3.70%
   2004                                                  2   $ 10.25to$ 10.26    $       16    0.65% to 0.85 %    2.49 % to 2.62%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
   2005                                                      $113.70to$ 11.97    $             0.65%0to 0.85 %    4.98 % to 5.09%
   2004                                                217   $ 11.34to$ 13.05    $    2,492    0.65% to 0.85 %    10.40% to 10.6%
   2003                                                143   $ 8.69 to$ 11.20    $    1,252    0.65% to 0.85 %    12.02% to 25.7%

                                                                                                                      (Continued)
DREYFUS VIF GROWTH & INCOME PORTFOLIO
   2005                                                      $112.23to$ 9.54     $             0.65%,to70.85 %    2.43 % to 2.69%
   2004                                                154   $ 9.28 to$ 11.94    $    1,462    0.65% to 0.85 %    6.56 % to 6.77%
   2003                                                225   $ 10.26to$ 11.83    $    2,323    0.65% to 0.85 %    18.25% to 30.8%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   2005                                                     1$610.32to$ 11.34    $             0.65%0to 0.85 %    1.18 % to 1.34%
   2004                                              1,486   $ 10.20to$ 11.19    $   16,417    0.65% to 0.85 %    2.73 % to 2.94%
   2003                                              1,448   $ 9.93 to$ 10.87    $   15,679    0.65% to 0.85 %    (0.72% to 1.70%
FEDERATED INTERNATIONAL EQUITY FUND II
   2005                                                      $214.62to$ 9.71     $             0.65%2to 0.85 %    8.14 % to 8.37%
   2004                                                265   $ 8.95 to$ 13.52    $    2,556    0.65% to 0.85 %    13.10% to 13.2%
   2003                                                149   $ 7.91 to$ 11.95    $    1,222    0.65% to 0.85 %    19.55% to 31.1%
JANUS ASPEN SERIES BALANCED PORTFOLIO
   2005                                                      $212.11to$ 12.17    $             0.65%,to50.85 %    7.07 % to 7.32%
   2004                                                127   $ 11.31to$ 11.34    $    1,434    0.65% to 0.85 %    7.61 % to 7.82%
   2003                                                 31   $ 10.51to$ 10.52    $      327    0.65% to 0.85 %    5.10 % to 5.21%
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
   2005                                                    1,$910.28to$ 12.64    $             0.65%3to 0.85 %    1.18 % to 1.29%
   2004                                              1,361   $ 10.16to$ 12.48    $   16,581    0.65% to 0.85 %    3.09 % to 3.29%
   2003                                              1,335   $ 9.86 to$ 12.08    $   15,960    0.65% to 0.85 %    (1.40% to 5.70%
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO
   2005                                                      $813.81to$ 8.61     $             0.65%2to 0.85 %    11.37% to 11.5%
   2004                                                355   $ 7.71 to$ 12.40    $    2,992    0.65% to 0.85 %    10.99% to 11.2%
   2003                                                134   $ 6.93 to$ 11.17    $    1,002    0.65% to 0.85 %    11.71% to 25.5%
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2005                                                      $ 12.47to$ 8.45     $             0.65%,to90.85 %    4.97 % to 5.10%
   2004                                                233   $ 8.02 to$ 11.88    $    1,973    0.65% to 0.85 %    3.89 % to 4.10%
   2003                                                333   $ 7.71 to$ 11.43    $    2,677    0.65% to 0.85 %    14.34% to 23.1%
JP MORGAN SMALL COMPANY PORTFOLIO
   2005                                                      $115.83to$ 13.37    $             0.65%4to 0.85 %    2.53 % to 2.77%
   2004                                                225   $ 12.99to$ 15.44    $    2,951    0.65% to 0.85 %    26.10% to 26.3%
   2003                                                396   $ 10.28to$ 12.24    $    4,078    0.65% to 0.85 %    22.44% to 35.1%
OLD MUTUAL LARGE CAP GROWTH PORTFOLIO
   2005                                                      $912.69to$ 8.69     $             0.65%7to 0.85 %    3.68 % to 3.82%
   2004                                                332   $ 8.35 to$ 12.24    $    2,914    0.65% to 0.85 %    8.03 % to 8.24%
   2003                                                252   $ 7.72 to$ 11.33    $    1,977    0.65% to 0.85 %    13.28% to 30.3%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   2005                                                     1$416.85to$ 14.01    $             0.65%8to 0.85 %    13.32% to 13.5%
   2004                                              1,055   $ 12.31to$ 14.87    $   13,432    0.65% to 0.85 %    18.16% to 18.3%
   2003                                                671   $ 10.41to$ 12.58    $    7,073    0.65% to 0.85 %    25.82% to 42.1%

                                                                                                                      (Continued)
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
   2005                                                      $ 11.79to$ 11.80    $             0.65%,to30.85 %    17.90% to 18.0%
PIMCO VIT HIGH YIELD PORTFOLIO
   2005                                                      $811.89to$ 14.92    $             0.65%,to60.85 %    3.21 % to 3.47%
   2004                                                709   $ 11.52to$ 14.42    $    9,750    0.65% to 0.85 %    8.62 % to 8.83%
   2003                                                622   $ 10.61to$ 13.25    $    7,939    0.65% to 0.85 %    6.08 % to 22.1%
PIMCO VIT LOW DURATION PORTFOLIO
   2005                                                    2,$110.03to$ 10.08    $             0.65%9to 0.85 %    0.20 % to 0.40%
   2004                                              1,611   $ 10.01to$ 10.04    $   16,166    0.65% to 0.85 %    0.99 % to 1.19%
   2003                                                679   $ 9.91 to$ 9.93     $    6,735    0.65% to 0.85 %    (0.86% to (0.7%)
PIMCO VIT TOTAL RETURN PORTFOLIO
   2005                                                      $210.06to$ 10.08    $             0.65%3to 0.85 %    0.60 % to 0.80%
PIONEER FUND VCT PORTFOLIO
   2005                                                      $ 12.43to$ 9.73     $             0.65% to40.85 %    5.25 % to 5.53%
   2004                                                 94   $ 9.21 to$ 11.81    $      890    0.65% to 0.85 %    6.78 % to 7.00%
   2003                                                 71   $ 8.61 to$ 11.06    $      625    0.65% to 0.85 %    10.55% to 23.9%
PIONEER SMALL CAP VALUE II VCT PORTFOLIO
   2005                                                      $916.83to$ 16.92    $             0.65%9to 0.85 %    13.95% to 14.1%
   2004                                                327   $ 14.77to$ 14.82    $    4,840    0.65% to 0.85 %    21.27% to 21.5%
   2003                                                 59   $ 12.18to$ 12.19    $      713    0.65% to 0.85 %    21.78% to 21.9%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
   2005                                                      $013.14to$ 11.69    $             0.65%1to00.85 %    4.87 % to 5.13%
   2004                                                759   $ 11.10to$ 12.53    $    8,745    0.65% to 0.85 %    10.63% to 10.8%
   2003                                                630   $ 10.02to$ 11.32    $    6,530    0.65% to 0.85 %    13.21% to 26.1%
SCHWAB MONEY MARKET PORTFOLIO
   2005                                                   5,2$510.18to$ 10.47    $             0.65%3to 0.85 %    1.90 % to 2.15%
   2004                                              4,300   $ 9.99 to$ 10.25    $   43,824    0.65% to 0.85 %    0.05 % to 0.25%
   2003                                              4,985   $ 9.99 to$ 10.23    $   50,780    0.65% to 0.85 %    (0.12% to 0.09%
SCHWAB S&P 500 INDEX PORTFOLIO
   2005                                                   4,5$012.84to$ 10.35    $             0.65%3to 0.85 %    3.80 % to 4.02%
   2004                                              4,336   $ 9.93 to$ 12.37    $   44,717    0.65% to 0.85 %    9.60 % to 9.81%
   2003                                              3,113   $ 9.05 to$ 11.28    $   28,666    0.65% to 0.85 %    12.83% to 27.3%
SCUDDER DREMAN HIGH RETURN EQUITY FUND
   2005                                                      $ 10.79to$ 10.80    $             0.65% to20.85 %    7.90 % to 8.00%
SCUDDER SVL CAPITAL GROWTH PORTFOLIO
   2005                                                      $212.86to$ 9.01     $             0.65%,to90.85 %    7.98 % to 8.29%
   2004                                                165   $ 8.31 to$ 8.24     $    1,454    0.65% to 0.85 %    7.07 % to 7.29%
   2003                                                111   $ 7.75 to$ 11.12    $      888    0.65% to 0.85 %    11.19% to 26.0%
SCUDDER SVS II BLUE CHIP FUND
   2005                                                      $ 11.20to$ 11.22    $             0.65% to 0.85 %    12.00% to 12.2%

                                                                                                                      (Continued)
SCUDDER SVS II LARGE CAP VALUE FUND
   2005                                                      $110.47to$ 10.48    $             0.65%1to00.85 %    4.70 % to 4.80%
SCUDDER SVS II SMALL CAP GROWTH PORTFOLIO
   2005                                                      $213.32to$ 8.78     $             0.65%,to00.85 %    6.14 % to 6.30%
   2004                                                227   $ 8.24 to$ 12.55    $    2,035    0.65% to 0.85 %    10.08% to 10.3%
   2003                                                215   $ 7.47 to$ 11.40    $    1,658    0.65% to 0.85 %    14.01% to 32.0%
SCUDDER VIT SMALL CAP INDEX FUND
   2005                                                      $414.96to$ 14.06    $             0.65%3to 0.85 %    3.39 % to 3.61%
   2004                                                548   $ 13.55to$ 14.47    $    7,548    0.65% to 0.85 %    16.76% to 17.0%
   2003                                                429   $ 11.59to$ 12.39    $    5,019    0.65% to 0.85 %    23.94% to 45.4%
VAN KAMPEN LIT COMMON STOCK PORTFOLIO
   2005                                                      $ 10.61to$ 10.62    $             0.65% to80.85 %    6.10 % to 6.20%
VAN KAMPEN LIT GROWTH & INCOME PORTFOLIO
   2005                                                      $ 11.01to$ 11.03    $             0.65% to40.85 %    10.10% to 10.3%
WELLS FARGO VT DISCOVERY FUND
   2005                                                      $914.03to$ 8.57     $             0.65%,to00.85 %    8.59 % to 8.89%
   2004                                                309   $ 7.85 to$ 12.92    $    2,694    0.65% to 0.85 %    18.15% to 18.3%
   2003                                                281   $ 6.64 to$ 10.93    $    1,883    0.65% to 0.85 %    9.33 % to 33.3%
WELLS FARGO VT OPPORTUNITY FUND
   2005                                                      $314.58to$ 11.84    $             0.65%0to 0.85 %    6.97 % to 7.16%
   2004                                                410   $ 11.03to$ 13.63    $    4,850    0.65% to 0.85 %    17.21% to 17.4%
   2003                                                475   $ 9.39 to$ 11.63    $    4,534    0.65% to 0.85 %    16.25% to 36.1%


                                                                                                                     (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                     AIM V.I. HIGH YIELD PORTFOLIO AIM V.I. TECHNOLOGY PORTFOLIO  ALGER AMERICAN BALANCED PORTFOLIO
                                     ----------------------------- -----------------------------  ---------------------------------
                                     ----------------------------- -----------------------------  ---------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets             0.65             0.70             0.65            0.70             0.65              0.70
               2002
-----------------------------------
-----------------------------------
 Ending Unit Value                      $ 8.20           $ 8.19           $ 3.81          $ 3.79           $ 8.45            $ 8.45
 Number of Units Outstanding           155,933           61,147           50,271          17,597           53,444           169,538
 Net Assets (000's)                    $ 1,279            $ 501            $ 191            $ 67            $ 452           $ 1,432
 Total Return                          (18.00%)         (18.10%)         (61.90%)        (62.10%)         (15.50%)          (15.50%)

               2001
-----------------------------------
-----------------------------------
 Ending Unit Value                      $ 8.34           $ 8.36           $ 7.19          $ 7.19           $ 9.70            $ 9.70
 Number of Units Outstanding            60,110           35,883           35,530           8,092           10,478            44,719
 Net Assets (000's)                      $ 501            $ 300            $ 256            $ 58            $ 102             $ 434
 Total Return                          (16.60%)         (16.40%)         (28.10%)        (28.10%)          (3.00%)           (3.00%)

                                       ALGER AMERICAN GROWTH PORTFOLIO  ALLIANCE BERNSTEIN VP GROWTH &  ALLIANCE BERNSTEIN VP GROWTH
                                                                               INCOME PORTFOLIO                PORTFOLIO
                                      -------------------------------  -------------------------------  ----------------------------
                                      -------------------------------  -------------------------------  ----------------------------

Expenses as a % of net assets             0.65             0.70             0.65            0.70             0.65              0.70

               2002
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 5.92           $ 5.92          $ 7.27          $ 7.26           $ 6.13            $ 6.12
 Number of Units Outstanding            147,192          137,994         240,038         215,640            8,011            33,931
 Net Assets (000's)                       $ 872            $ 816         $ 1,745         $ 1,567             $ 49             $ 208
 Total Return                           (40.80%)         (40.80%)        (27.30%)        (27.40%)         (38.70%)          (38.80%)

               2001
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 8.90           $ 8.89          $ 9.39          $ 9.38           $ 8.58            $ 8.58
 Number of Units Outstanding            110,022           53,244          98,944          74,454            3,673            11,322
 Net Assets (000's)                       $ 979            $ 474           $ 929           $ 699             $ 32              $ 97
 Total Return                           (11.00%)         (11.10%)         (6.10%)         (6.20%)         (14.20%)          (14.20%)

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                       ALLIANCE BERNSTEIN VP REAL   ALLIANCE BERNSTEIN VP UTILITY      AMERICAN CENTURY VP INCOME &
                                      ESTATE INVESTMENT PORTFOLIO         INCOME PORTFOLIO                 GROWTH IV PORTFOLIO
                                      ---------------------------- --------------------------------  -------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets             0.65             0.70             0.65             0.70             0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 11.27          $ 11.26          $ 10.68          $ 10.68           $ 7.50           $ 7.49
 Number of Units Outstanding           218,785          111,891              360            5,853           35,723           46,045
 Net Assets (000's)                    $ 2,465          $ 1,260              $ 4             $ 62            $ 268            $ 345
 Total Return                           12.70%           12.60%            6.80%            6.80%          (25.00%)         (25.10%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 11.05          $ 11.05                                             $ 9.36           $ 9.36
 Number of Units Outstanding            48,102           16,327                                              3,158            5,696
 Net Assets (000's)                      $ 532            $ 180                                               $ 30             $ 53
 Total Return                           10.50%           10.50%                                             (6.40%)          (6.40%)

                                      AMERICAN CENTURY VP            DELAWARE VIP SMALL CAP VALUE           DREYFUS VIF DEVELOPING
                                    INTERNATIONAL PORTFOLIO                   PORTFOLIO                       LEADERS PORTFOLIO
                                 -------------------------------   --------------------------------    -----------------------------

Expenses as a % of net assets             0.65             0.70             0.65             0.70             0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 6.55           $ 6.54          $ 10.03          $ 10.02           $ 7.87           $ 7.85
 Number of Units Outstanding          111,688           84,012          173,852          247,190           99,056           91,862
 Net Assets (000's)                     $ 731            $ 549          $ 1,744          $ 2,478            $ 779            $ 721
 Total Return                         (34.50%)         (34.60%)           0.30%            0.20%          (21.30%)         (21.50%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 8.27           $ 8.27          $ 10.71          $ 10.70           $ 9.79           $ 9.77
 Number of Units Outstanding           76,030           27,288           58,778           28,758           46,287           33,176
 Net Assets (000's)                     $ 629            $ 226            $ 629            $ 308            $ 453            $ 324
 Total Return                         (17.30%)         (17.30%)           7.10%            7.00%           (2.10%)          (2.30%)

                                                                                                                        (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                         DREYFUS VIF GROWTH & INCOME   FEDERATED INTERNATIONAL             FEDERATED FUND FOR U.S.
                                                  PORTFOLIO                EQUITY FUND II                 GOVERNMENT SECURITIES II
                                       ------------------------------------------------------------    -----------------------------
Schwab Signature Annuity:
Expenses as a % of net assets           0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 6.92           $ 6.92           $ 6.03           $ 6.03           $ 10.69          $ 10.68
 Number of Units Outstanding           49,093           52,219           14,363           30,044           396,638          876,353
 Net Assets (000's)                     $ 340            $ 361             $ 87            $ 181           $ 4,239          $ 9,361
 Total Return                         (30.80%)         (30.80%)         (39.70%)         (39.70%)            6.90%            6.80%

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 9.33           $ 9.33           $ 7.86           $ 7.86
 Number of Units Outstanding           10,283           19,175                2            1,778
 Net Assets (000's)                      $ 96            $ 179              $ -             $ 14
 Total Return                          (6.70%)          (6.70%)         (21.40%)         (21.40%)

                                         JANUS ASPEN SERIES FLEXIBLE    JANUS ASPEN SERIES WORLDWIDE       JP MORGAN SMALL COMPANY
                                               BOND PORTFOLIO                GROWTH PORTFOLIO                    PORTFOLIO
                                       ------------------------------ --------------------------------    --------------------------

Expenses as a % of net assets             0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                    $ 11.43          $ 11.42           $ 6.27           $ 6.26            $ 7.62           $ 7.62
 Number of Units Outstanding          466,619          645,422          120,211          151,128            75,297           93,967
 Net Assets (000's)                   $ 5,331          $ 7,369            $ 753            $ 946             $ 574            $ 716
 Total Return                          14.30%           14.20%          (37.30%)         (37.40%)          (23.80%)         (23.80%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                    $ 10.41          $ 10.41           $ 8.47           $ 8.46            $ 9.79           $ 9.79
 Number of Units Outstanding          229,005          276,547           99,987           60,207            73,404           64,994
 Net Assets (000's)                   $ 2,384          $ 2,878            $ 846            $ 510             $ 719            $ 636
 Total Return                           4.10%            4.10%          (15.30%)         (15.40%)           (2.10%)          (2.10%)

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                        OPPENHEIMER GLOBAL SECURITIES   OLD MUTUAL LARGE CAP GROWTH            PIMCO VIT HIGH YIELD
                                                   FUND/VA                       PORTFOLIO                          PORTFOLIO
                                       ------------------------------ --------------------------------   ---------------------------
Schwab Signature Annuity:
Expenses as a % of net assets             0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 7.33           $ 7.33           $ 5.93           $ 5.93           $ 10.85          $ 10.85
 Number of Units Outstanding          101,358          250,415           41,765           99,735            18,423            8,425
 Net Assets (000's)                     $ 743          $ 1,835            $ 248            $ 591             $ 200             $ 91
 Total Return                         (26.70%)         (26.70%)         (40.70%)         (40.70%)            8.50%            8.50%

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 9.48           $ 9.48           $ 8.45           $ 8.45
 Number of Units Outstanding           28,571           31,709           29,271           21,508
 Net Assets (000's)                     $ 271            $ 300            $ 247            $ 182
 Total Return                          (5.20%)          (5.20%)         (15.50%)         (15.50%)

                                        PIONEER FUND VCT PORTFOLIO       SCHWAB MARKETTRACK GROWTH             SCHWAB MONEY MARKET
                                                                                 PORTFOLIO                          PORTFOLIO
                                     --------------------------------   ------------------------------------------------------------
                                     --------------------------------   -------------------------------   --------------------------

Expenses as a % of net assets           0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 6.95           $ 6.95           $ 7.95           $ 7.95           $ 10.22          $ 10.21
 Number of Units Outstanding            4,202           31,022           89,844          166,245         3,373,801        3,429,753
 Net Assets (000's)                      $ 29            $ 216            $ 714          $ 1,321          $ 34,478         $ 35,022
 Total Return                         (30.50%)         (30.50%)         (20.50%)         (20.50%)            2.20%            2.10%

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 9.45           $ 9.45           $ 9.47           $ 9.46           $ 10.15          $ 10.15
 Number of Units Outstanding              429            7,912           64,405           36,799         1,500,043          776,903
 Net Assets (000's)                       $ 4             $ 75            $ 610            $ 348          $ 15,228          $ 7,884
 Total Return                          (5.50%)          (5.50%)          (5.30%)          (5.40%)            1.50%            1.50%

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                      SCHWAB S&P 500 INDEX PORTFOLIO   SCUDDER SVL CAPITAL GROWTH    SCUDDER SVS II SMALL CAP GROWTH
                                                                                PORTFOLIO                      PORTFOLIO
                                     -------------------------------- -----------------------------  -------------------------------
                                     -------------------------------- -----------------------------  -------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets             0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 7.11           $ 7.10           $ 6.15           $ 6.15            $ 5.67           $ 5.66
 Number of Units Outstanding          769,309          748,969           28,641           30,590            16,037           33,680
 Net Assets (000's)                   $ 5,470          $ 5,321            $ 176            $ 188              $ 91            $ 191
 Total Return                         (28.90%)         (29.00%)         (38.50%)         (38.50%)          (43.30%)         (43.40%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 9.23           $ 9.22           $ 8.75           $ 8.74            $ 8.57           $ 8.57
 Number of Units Outstanding          428,098          187,288           13,756            7,975            12,369            6,754
 Net Assets (000's)                   $ 3,950          $ 1,727            $ 120             $ 70             $ 106             $ 58
 Total Return                          (7.70%)          (7.80%)         (12.50%)         (12.60%)          (14.30%)         (14.30%)

                                    SCUDDER VIT SMALL CAP INDEX FUND WELLS FARGO VT DISCOVERY FUND  WELLS FARGO VT OPPORTUNITY FUND
                                    -------------------------------  ------------------------------ -------------------------------
                                    -------------------------------  ------------------------------ -------------------------------

Expenses as a % of net assets           0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 7.98           $ 7.97           $ 4.98           $ 4.98            $ 6.91           $ 6.90
 Number of Units Outstanding           82,187          100,826           77,343          126,654           167,207          162,242
 Net Assets (000's)                     $ 655            $ 804            $ 386            $ 630           $ 1,156          $ 1,120
 Total Return                         (20.20%)         (20.30%)         (50.20%)         (50.20%)          (30.90%)         (31.00%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                    $ 10.11          $ 10.11           $ 8.03           $ 8.03            $ 9.50           $ 9.50
 Number of Units Outstanding           36,498           41,813           27,603           58,974           113,694           53,594
 Net Assets (000's)                     $ 369            $ 423            $ 222            $ 474           $ 1,081            $ 509
 Total Return                           1.10%            1.10%          (19.70%)         (19.70%)           (5.00%)          (5.00%)


                                                                                                                         (Concluded)

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


               The consolidated financial statements of GWL&A as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, as well as the financial statements of the Variable Annuity-1 Series Account for the year ended December 31, 2005, are included in Part B of the Registration Statement.


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant's initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

               (2) Not applicable.

               (3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

               (4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).


               (4)(b)Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-4, filed May 3, 2005 (File No. 333-52956).

               (5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

               (5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

               (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972), Accession No. 0000740858-06-000010.


               (7) Not applicable.

               (8) Participation agreements and amendments thereto with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Post-Effective

               Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 28, 1997 (File No. 333-01153); Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and form of amendments to participation agreements with AllianceBernstein, Delaware, Oppenheimer, PIMCO and Scudder are incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Form of participation agreements with Neuberger Berman Advisers Management Trust and Third Avenue Capital Management are filed herewith.


               (9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, (File No. 333-52956).

               (10) (a) Written Consent of legal counsel is filed herewith as
               Exhibit 24(b)(10)(a).

               (b) Written Consent of independent registered public accounting firm is filed herewith as Exhibit 24(b)(10)(b).

               (11) Not Applicable.

               (12) Not Applicable.

Item 25.   Directors and Officers of the Depositor


Name                               Principal Business Address     Positions and Offices with Depositor

--------------------------------- ------------------------------- -------------------------------

J. Balog                          2205 North Southwinds Boulevard,     Director
                                  Apt. 307
                                  Vero Beach, Florida 32963

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

J.W. Burns, O. C.                 Power Corporation of Canada          Director
                                  1 Lombard Place, 26th Floor
                                  Winnipeg, Manitoba, Canada
                                  R3B 0X5

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

O.T. Dackow                       8515 East Orchard Road               Director
                                  Greenwood Village, CO 80111

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

A.Desmarais                       Power Corporation of Canada          Director
                                  751 Victoria Square,
                                  Montreal, Quebec, Canada
                                  H2Y
                                  2J3

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

P.Desmarais, Jr.                  Power Corporation of Canada          Director
                                  751 Victoria Square,
                                  Montreal, Quebec, Canada H2Y 2J3

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

R.Gratton                         Power Financial Corporation          Vice-Chairman
                                  751 Victoria Square, Montreal,
                                  Quebec, Canada H2Y
                                  2J3

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

K.P. Kavanagh, C. M.              100 Osborne Street North             Director
                                  Winnipeg, Manitoba, Canada
                                  R3C 3A5

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

W.Mackness                        696 Whitehaven Crescent              Director
                                  London, Ontario, Canada N6G
                                  4V4

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

W.T. McCallum                     8515 East Orchard Road               Vice-Chairman
                                  Greenwood Village, CO 80111

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

R.L. McFeetors                    8515 East Orchard Road               Director, President
                                  Greenwood Village, CO                and Chief Executive Officer
                                  80111

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

J.E.A. Nickerson                  H.B. Nickerson & Sons Limited        Director
                                  P.O. Box 130 255 Commercial Street
                                  North Sydney, Nova Scotia,
                                  Canada B2A 3M2

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

D.A. Nield                        330 University Avenue                Director
                                  Toronto, Ontario, Canada M5G
                                  1R8

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

R.J.Orr                           Power Financial Corporation          Director
                                  751 Victoria Square,
                                  Montreal, Quebec, Canada H2Y 2J3

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

M.Plessis-Belair, F. C. A.        Power Corporation of Canada          Director
                                  751 Victoria Square,
                                  Montreal,Quebec, Canada H2Y 2J3

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

B.E. Walsh                        Saguenay Capital, LLC                Director
                                  Two Manhattanville Rd, #403
                                  Purchase, New York 10577

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

S.M. Corbett                      8515 East Orchard Road               Senior Vice President,
                                  Greenwood Village, CO 80111          Investments


--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

G.R. Derback                      8515 East Orchard Road                Senior Vice President and
                                  Greenwood Village, CO 80111           Controller

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

T.L. Fouts                        8505 East Orchard Road                 Senior Vice President
                                  Greenwood Village, CO 80111            and Chief Medical Officer

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

J.R. Gabbert                      8505 East Orchard Road                 Senior Vice President and
                                  Greenwood Village, CO 80111            Chief Information Officer

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

M.T.G. Graye                      8515 East Orchard Road                 Executive Vice President and
                                  Greenwood Village, CO 80111            Chief Financial Officer


--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

D.A. Goldin                       8505 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Healthcare Operations

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

W.T. Hoffmann                     8515 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Investments

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

C.M. Knackstedt                   8505 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Healthcare Management

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

D.C. Lennox                       8525 East Orchard Road                 Senior Vice President, General
                                  Greenwood Village, CO 80111            Counsel and Secretary

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

J.L. McCallen                     8515 East Orchard Road                 Senior Vice President and Actuary
                                  Greenwood Village, CO 80111

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

G.R. McDonald                     8515 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Corporate Administration

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

C.P. Nelson                       8515 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Retirement Services

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

R.F. Rivers                       8505 East Orchard Road                 Executive Vice President,
                                  Greenwood Village, CO 80111            Healthcare

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

M.Rosenbaum                       8505 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Healthcare Finance

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

G.E. Seller                       8515 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Government Markets

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

R.K. Shaw                         8515 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Individual Markets

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

D.J. Stefanson                    8505 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            Healthcare Underwriting

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

G.D. Webb                         8515 East Orchard Road                 Senior Vice President,
                                  Greenwood Village, CO 80111            P/NP Operations

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------

D.L. Wooden                       8515 East Orchard Road                 Executive Vice President,
                                  Greenwood Village, CO 80111            Financial Services

--------------------------------- ------------------------------- -------------------------------


Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/05


(State/Country of Organization) - Nature of Business
Power Corporation of Canada (Canada) - Holding and Management Company
  100.0% - 2795957 Canada Inc. (Canada) - Holding Company
    100.0% - 171263 Canada Inc.  (Canada) - Holding Company
         66.4% - Power Financial Corporation (Canada) - Holding Company
           70.6% - Great-West Lifeco Inc. (Canada) - Holding Company
             100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                 100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                    100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) - Holding Company
                             60.0% - Great-West Life & Annuity Insurance Capital, LLC (Delaware) - Holding Company
                            100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance
                                     Company
                                     100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health
                                              Insurance Company
                                     100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                     100.0% - Alta Health & Life Insurance Company (Indiana) - Life
                                              and Health Insurance Company
                                     100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                              100.0% - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                                              100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) - Insurance Agency
                                     100.0% - Canada Life Insurance Company of America (Michigan) - Life and
                                              Health Insurance Company
                                              100.0% - Great-West Life & Annuity Insurance Company of South
                                                       Carolina (South Carolina) - Captive Insurance Company
                                     100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                     100.0% - EMJAY Corporation (Wisconsin) - Third Party Administrator
                                              100.0% - EMJAY Retirement Plan Services, Inc.  (Wisconsin) - Third Party Administrator
                                     100.0% - Great-West Healthcare Holdings, Inc.  (Colorado) - Holding Company
                                              100.0% - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                              100.0% - Great-West Healthcare of Arizona, Inc. (Arizona)
                                                       - Health Care Services Organization
                                              100.0% - Great-West Healthcare of California, Inc. (California)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Colorado, Inc. (Colorado)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Florida, Inc. (Florida)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Georgia, Inc. (Georgia)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Illinois, Inc. (Illinois)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Indiana, Inc. (Indiana)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Ohio, Inc. (Ohio)
                                                       - Health Insuring Corporation
                                              100.0% - Great-West Healthcare of Oregon, Inc. (Oregon)
                                                       - Health Care Service Contractors
                                              100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Texas, Inc. (Texas)
                                                       - Health Maintenance Organization
                                              100.0% - Great-West Healthcare of Washington, Inc. (Washington)
                                                       - Health Care Service Contractors
                                              100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                     100.0% - Mediversal, Inc. (Nevada) - Third Party Administrator
                                     100.0% - Universal Claims Administration (Nevada) - Third Party Administrator
                                     100.0% - FASCore, LLC (Colorado) - Third Party Administrator
                                     100.0% - GWL Properties Inc. (Colorado) - Real Estate Corporation
                                      50.0% - Westkin Properties Ltd. (California) - Real Estate Corporation
                                     100.0% - Great-West Benefit Services, Inc. (Delaware) - Leasing Company
                                      89.6% - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                     100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser
                                              100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                              100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                     100.0% - Orchard Trust Company, LLC (Colorado) - Trust Company




Item 27. Number of Contract Owners


        The number of owners of non-qualified Contracts offered by means of the prospectus contained herein as of March 31, 2006 is 3,412. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. The number of owners of these other contracts as of January 1, 2006, is 7066.


Item 28. Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:


                        Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6)
           "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:


                    (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and


                    (II) In all other cases, that his or her conduct was at
                         least not opposed to the corporation's best interests; and

               (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

               (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

           Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

          (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of
                    Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required by under subsection (1) of this section shall be made:

               (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

               (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

          (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

               (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

               (b)  By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and
                   Agents.

           (1) Unless otherwise provided in the articles of incorporation:

               (a)  An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to
            7-109-C-11

           108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


              Bylaws of Great-West

           Article   IV.
           Indemnification

        SECTION 1. In this Article, the following terms shall have the following meanings:



          (a) "expenses" means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;


          (b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;


          (c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;


          (d) "proceeding" means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.


        SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:



          (a)  the person conducted himself or herself in good faith; and


          (b) the person reasonably believed that his or her conduct was in the corporation's best interests; and


          (c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and


          (d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.

        SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:



          (a) the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and





          (b)  with respect to the matter(s) giving rise to the proceeding:


               (i)  the person conducted himself or herself in good faith; and


               (ii) the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests (in the case of a trustee of one of the corporation's staff benefits plans, this means that the person's conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and


               (iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.



Item 29.   Principal Underwriter

           (a) GWFS Equities, Inc.
           (formerly,
           BenefitsCorp
           Equities,
           Inc).

           ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, and the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account and COLI VUL-2 Series Account in addition to those of the Registrant.


(b)           Directors and Officers of GWFS:


Name                            Principal Business Address          Position and Officers with
                                                                           Underwriter

------------------------- ---------------------------------------- ------------------------------

C.P. Nelson                     8515 East Orchard Road Chairman,     President and  Chief
                                Greenwood Village, CO 80111          Executive Officer
R.K. Shaw 8                     515 East Orchard Road                Director
                                Greenwood Village, CO 80111
G.E. Seller                     18101 Von Karman Ave.                Director and
                                Suite 1460                           Senior Vice President
                                Irvine, CA 92715
G.R. McDonald                   8515 East Orchard Road               Director
                                Greenwood Village, CO 80111
T.M. Connolly                   300 Broadacres Drive                 Vice President
                                Bloomfield, NJ 07003
M.R. Edwards                    8515 East Orchard Road               Vice President
                                Greenwood Village, CO 80111
W.S. Harmon                     8515 East Orchard Road               Vice President
                                Greenwood Village, CO 80111
K.A. Morris                     500 North Central                    Vice President
                                Suite 220
                                Glendale, CA 91203
M.P. Sole                       One North LaSalle Vice               President
                                Suite 3200
                                Chicago, IL 60602
G.R. Derback                    8515 East Orchard Road               Treasurer
                                Greenwood Village, CO 80111
B.A. Byrne                      8525 East Orchard Road               Secretary and
                                Chief Greenwood Village, CO 80111    Compliance Officer

------------------------------- ----------------------------- ----------------------------

D.K. Cohen                      8515 East Orchard Road                Assistant Vice President,
                                Greenwood Village, CO 80111           Taxation

------------------------------- ----------------------------- ----------------------------
------------------------------- ----------------------------- ----------------------------

T.L. Luiz                       8515 East Orchard Road                 Compliance Officer
                                Greenwood Village, CO 80111

------------------------------- ----------------------------- ----------------------------
------------------------------- ----------------------------- ----------------------------

M.C. Maiers                     8515 East Orchard Road                 Investments
                                Greenwood Village, CO 80111            Compliance Officer

------------------------------- ----------------------------- ----------------------------




           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting  Compensation
Principal        Discounts and      on        Brokerage
Underwriter       Commissions    Redemption   Commissions Compensation
Schwab                -0-           -0-          -0-          -0-
GWFS                  -0-           -0-          -0-          -0-

Item 30. Location of Accounts and Records





     All accounts, books, or other documents required to be maintained by
     Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32. Undertakings and Representations

          (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 17 to the Registration Statement and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this ___ day of April, 2006.


                             VARIABLE ANNUITY-1 SERIES ACCOUNT
                                      (Registrant)

                             BY: /s/R.L. McFeetors
                                -----------------
                                 R.L. McFeetors
                               President and Chief
                               Executive Officer

                             BY: GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                            (Depositor)

                             BY:    /s/ R. L. McFeetors
                                    -----------------------------
                                    R. L. McFeetors
                                    President and Chief Executive Officer


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                  Title                                  Date



/s/ R. Gratton
----------------------
R. Gratton*                Vice-Chairman of the Board             April 26, 2006


/s/ W. T. McCallum
----------------------
W. T. McCallum             Vice-Chairman of the Board             April 26, 2006


/s/ R. L. McFeetors
-----------------------------
R. L. McFeetors            Director, President and                April 26, 2006
                           Chief Executive Officer

/s/ M. T. G. Graye
----------------------
M. T. G. Graye             Executive Vice President and
                           Chief Financial Officer                April 26, 2006

/s/ J. Balog
----------------------
J. Balog*                  Director                               April 26, 2006

Signature                  Title                                  Date


/s/ J. W. Burns
-----------------------------
J. W. Burns*               Director                               April 26, 2006


/s/ O. T. Dackow
-----------------------------
O. T. Dackow*              Director                               April 26, 2006


A. Desmarais               Director


/s/ P. Desmarais
-----------------------------
P. Desmarais, Jr.*         Director                               April 26, 2006


/s/ K. P. Kavanagh
-----------------------------
K. P. Kavanagh*            Director                               April 26, 2006


/s/ W. Mackness
-----------------------------
W. Mackness*               Director                               April 26, 2006


/s/ J. E. A. Nickerson
-----------------------------
J. E. A. Nickerson*        Director                               April 26, 2006



D. A. Nield                Director




R. J. Orr                  Director



/s/ M. Plessis-Belair
----------------------------
M. Plessis-Belair*         Director                               April 26, 2006


/s/ B. E. Walsh
-----------------------------
B. E. Walsh*               Director                               April 26, 2006



*By:  /s/ G. R. Derback                                           April 26, 2006
      -----------------



Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002 (File No. 333-01153).